Filed with the Securities and Exchange Commission on February 1, 2007

File No. 2-95074

File No. 811-04193

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940	☒

Amendment No. 31	☒
(Check appropriate box or boxes)

RSI RETIREMENT TRUST

(Exact Name of Registrant as Specified in Charter)

150 East 42nd Street, New York, New York  10017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (2l2) 503-0150

Stephen P. Pollak, Esq.

150 East 42nd Street

New York, New York  10017

(Name and address of agent for service)

Copy to:

Joel H. Goldberg, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐            immediately upon filing pursuant to paragraph (b)

☒          on February 1, 2007 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post effective amendment.

PROSPECTUS

RSI  RETIREMENT  TRUST

Core Equity Fund

Value Equity Fund

Emerging Growth Equity Fund

International Equity Fund

Actively Managed Bond Fund

Intermediate-Term Bond Fund

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus.  Any representation to the contrary is a criminal offense.

February 1, 2007

RSI  RETIREMENT  TRUST

OVERVIEW

RSI Retirement Trust (the “Trust”) is a no load series mutual fund that currently offers six investment funds (“Investment Funds” or “Funds”), each with its own investment objectives and investment strategies.  The Investment Funds include four equity funds (the “Equity Funds”) and two fixed-income funds (the “Bond Funds”).

Each of the Investment Funds has a total return objective to exceed the total return of a specified index or peer group average.  Total return includes both capital return (appreciation or depreciation in net asset value, [“NAV”]) and income return (dividends and any interest income, net of operating expenses).  The primary investments of each Investment Fund are:

Core Equity Fund:	Equity securities of companies considered for growth only and for growth and income, or equity securities included in the S&P 500® Index.

Value Equity Fund:	Equity securities of companies considered to be undervalued, or selected securities from the Russell 1000 Value Index.

Emerging Growth Equity Fund:	Equity securities of companies with small market capitalizations, including rapidly growing, emerging companies.

International Equity Fund:	Equity securities of companies domiciled outside of the United States.

Actively Managed Bond Fund:	U.S. government securities and high quality corporate bonds, without limit as to maturity.

Intermediate-Term Bond Fund:	U.S. government securities and high quality corporate bonds, with an average weighted portfolio maturity of 2½ to 5 years and average modified duration of 2½ to 4 years.

The Funds are offered only to:

•                  Employer-sponsored tax-exempt retirement trusts implementing tax-qualified pension or profit sharing plans; and

•                  Tax-exempt individual retirement trusts or custodial accounts, funding Individual Retirement Accounts.

This Prospectus sets forth information about the Funds that an investor should know before investing.  Please read and retain this Prospectus for future reference.  For information about how to obtain additional information about the Trust and the Investment Funds, see the back cover of this Prospectus.

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THE EQUITY FUNDS

Objective and Primary Investments

Core Equity Fund

•                  Objective: A total return that exceeds the total return of the Lipper Large-Cap Growth Funds Average measured over a period of three to five years.

•                  Primary Investments: Equity securities (common stocks and other equity-based securities).

Value Equity Fund

•                  Objective: A total return that exceeds the total return of the Lipper Large-Cap Value Funds Average measured over a period of three to five years.

•                  Primary Investments: Equity securities of companies considered to be undervalued, or selected securities from the Russell 1000 Value Index.

Emerging Growth Equity Fund

•                  Objective: A total return that exceeds the total return of the Lipper Small-Cap Core Funds Average measured over a period of three to five years.

•                  Primary Investments: Equity securities of companies with small market capitalizations, which may include rapidly growing, emerging companies.

International Equity Fund

•                  Objective: A total return (currency adjusted) that exceeds the total return of the Lipper International Large-Cap Core Funds Average measured over a period of three to five years.

•                  Primary Investments: Equity securities of companies domiciled outside of the United States.

The investment objectives of all of the Funds are not fundamental and may be changed by the Board of Trustees (“Trustees”) without unitholder approval.  There is no assurance that any Fund will meet its objective, and investors in any of the Funds could lose money.  Each Fund will provide sixty-days’ prior written notice to unitholders of a change in its non-fundamental policy of investing the stated amounts in investments suggested by its name.

Principal Strategies of The Equity Funds

All of the Equity Funds invest primarily in common stocks and other equity-based securities, such as securities convertible into common stocks, warrants to purchase common stocks, and American Depositary Receipts (“ADRs”) for common stock of foreign companies.  Each of the Equity Funds may temporarily hold a portion (not exceeding 25%) of its assets in cash equivalents.  However, under normal market conditions, the Funds will be fully invested (i.e., at least 90% of assets) in equity-based securities.

In general, the Equity Funds invest in companies with market capitalizations in excess of $1 billion, except for the Emerging Growth Equity Fund, which normally invests in companies with market capitalizations ranging from $50 million to $2.0 billion, or companies whose securities are included in the Russell 2000® Index, determined at time of purchase.  Except for the International Equity Fund, each of the Equity Funds may invest no more than 20% of its total assets in securities of foreign issuers.

With reference to approximately sixty percent of the Fund’s assets, the Core Equity Fund primarily invests in securities of companies considering the following factors: the sales, growth, and profitability prospects for a given company’s economic sector and markets and the products or services it provides; the financial condition of a company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate of the company, and the relation of those figures to the current price.  Approximately forty percent of the Fund is

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managed using an index approach, seeking to track the performance of the S&P 500 Index (the “Index”), purchasing securities based upon their inclusion in the Index.

The Index portion of the Fund utilizes a replication strategy, under which the manager seeks to track the performance of the Index by purchasing the securities represented in the Index in approximately the same weightings.  Generally, securities in the Index portion of the Fund will not be changed other than in conjunction with changes in the Index, even if there are adverse developments concerning a particular security, company or industry.  This portion of the Fund is subject to index risk.   This means that the performance of the Index portion of the Fund will be closely tied to the Index.  If the Index loses value, it is likely that the performance of the Index portion will go down as well.  In addition, performance will not exactly match that of the Index because the Fund incurs operating expenses and investment overhead as part of its normal operations while an index is an unmanaged group of securities that does not have these expenses.  The factors that can cause the Index portion of the Fund to perform differently from the Index are called tracking differences.

The Value Equity Fund primarily invests in selected securities from the Russell 1000 Value Index, or securities of companies that its investment manager considers to be undervalued due to the perceptions of other investors and selling at unjustifiably low price-to-earnings ratios or price-to-book ratios, or that offer higher than market average dividend yield.  The investment managers may look for financially sound companies that offer prospects for significant earnings or dividend growth relative to their market prices.  At the time of purchase by the Fund, such companies generally will have price-to-earnings or other valuation ratios that are lower than average for companies included in the broad stock market indices.

The Emerging Growth Equity Fund primarily invests in securities of companies that its investment manager expects to experience earnings growth or above average capital appreciation in the next few years.  Such companies may include: newer companies that are able to identify and service a market niche; more mature companies that restructure their operations or develop a new product or service that enhances the company’s sales and profit growth potential; and small to medium-sized companies (i.e., companies with market capitalizations ranging from $50 million to $2.0 billion or companies whose securities are included in the Russell 2000 Index, determined at time of purchase) that, because of successful market penetration, expect to experience accelerating revenue and earnings growth.  Compared to companies in the same or a similar industry and included in the broad stock market indices, emerging growth companies generally exhibit higher than average sales, earnings and growth, and smaller than average market capitalization and above average capital appreciation.

The International Equity Fund invests primarily in securities of companies domiciled outside of the United States, and may also invest in securities of United States companies which derive, or are expected to derive, a majority of their revenues from operations outside the United States.  However, investments in such United States companies will normally be less than 10% of the Fund’s total assets.  The Fund will not invest in any foreign market, including those comprised of developing countries, unless the investment adviser, the Fund custodian and Fund management are satisfied with local administrative and regulatory controls within the market.  The International Equity Fund invests in securities of companies considering such factors as the sales, growth, and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company, its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate for the company, and the relation of those figures to the current price.

All of the Funds will sell securities when the investment manager deems them to have fulfilled the potential for which they were chosen, when they are deemed to no longer fit the strategy of the Fund, or to obtain cash for other, more promising investments.  None of the Funds will purchase securities solely for the purpose of short-term trading, but the turnover rate of a Fund will not be a factor preventing sale or purchase when the investment manager believes investment considerations warrant such sale or purchase.

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Main Risks of The Equity Funds

Market risk:  Market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Such downturns can cause the securities held by the Funds to lose value, even if those securities are performing as well as or better than the market generally.  Investments in foreign markets are subject to similar market risk, and there is a risk that a foreign market may decline during a period when the United States stock market is stable or rising.

Stock selection risk: Stock selection risk is the risk that the Funds’ investment managers will make the wrong choices when selecting investments (e.g., a Fund’s investments may underperform the market or securities of similar companies, securities of a company selected by a Fund as being undervalued may fail to appreciate as expected).  Investors should be aware that the performance of different types of equity securities may decline under varying market conditions.  For example, growth stocks (in which the Core Equity Fund and Emerging Growth Equity Fund may invest) may perform well under circumstances in which value stocks (in which the Value Equity Fund invests) in general fall and vice versa.

Liquidity risk: Liquidity risk is the risk of possible limited volume of frequency of trades for certain issues.  It arises from the possible difficulty of selling a Fund’s securities in a timely manner, and can be thought of as the difference between the true value of the security and the likely price, less commissions (due to reduced liquidity).

Inflation risk: Inflation risk is the risk that a portion of an investment’s return may be eroded or eliminated by inflation  (the increase in the cost of goods and services).

Foreign investment risk: The International Equity Fund invests primarily in foreign securities.  Investments in securities of foreign issuers and in securities involving foreign currencies have additional risks, including the effect of different economies, changes in currency rates, possible adverse political and economic developments, and possible government-imposed investment restrictions.  Also, foreign securities trading on foreign exchanges may be less liquid and more volatile than securities of comparable domestic issuers trading in United States markets.  Therefore, foreign securities may be harder to value and harder to buy or sell than U.S. securities.

Risk Comparison Among The Equity Funds

Over time, the Core Equity Fund may exhibit a higher degree of risk and price volatility than the Value Equity Fund.

Over time, the Emerging Growth Equity Fund generally will have a higher degree of risk and price volatility than the Core Equity Fund, the Value Equity Fund, and the International Equity Fund.

Equity Fund Performance

The following bar graphs and tables give some indication of the risks of investing in the Funds by showing changes in a Fund’s performance from year to year over a ten-year period and by showing a Fund’s average annual returns for one-, five-, and ten-years compared to that of a broad-based securities market index and its Lipper peer group. How a Fund has performed in the past is not necessarily an indication of how a Fund will perform in the future.

The figures for best and worst quarter returns during the same ten-year period show the Funds’ potential for short-term performance swings.

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Year-by-Year Total Return (%)

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Core Equity Fund	25.32	25.85	20.29	-5.66	-17.76	-29.69	23.76	6.72	7.45	10.15

Value Equity Fund	31.70	17.90	14.38	17.60	-7.84	-18.88	23.88	12.52	6.53	18.23

Emerging Growth Equity Fund	8.25	-7.08	76.31	-9.67	-17.78	-42.97	40.21	14.16	3.58	10.94

International Equity Fund	0.92	14.79	26.78	-8.99	-19.80	-18.64	26.46	17.80	16.97	29.47

Best and Worst Quarters

	Quarter Ended	Total Return
Core Equity Fund
Best quarter	12/31/98	19.93%
Worst quarter	6/30/02	-16.96%

Value Equity Fund
Best quarter	12/31/98	21.01%
Worst quarter	9/30/02	-16.58%

Emerging Growth Equity Fund
Best quarter	12/31/99	48.09%
Worst quarter	9/30/98	-28.19%

International Equity Fund
Best quarter	12/31/99	20.49%
Worst quarter	9/30/02	-20.28%

Average Annual Total Returns For Periods Ended December 31, 2006

	1 Year	5 Years	10 years
Core Equity Fund(1)	10.15%	1.91%	4.93%
S&P 500® Index(2)	15.79%	6.19%	8.42%
Russell 1000® Growth Index(3)	9.07%	2.69%	5.44%
Lipper Large-Cap Growth Funds
Average(4)	5.60%	2.15%	5.53%

(1)          The Fund’s returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

(2)          S&P 500 Index – The index is a market capitalization weighted benchmark generally considered to be representative of the broad U.S. equity market.  The index consists of 500 widely held stocks chosen for market size, liquidity and industry group representation.  Although the index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total domestic equity market.  An index has no investment adviser and is not subject to brokerage commissions or other expenses.  If an index had expenses, its returns would be lower.

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(3)          Russell 1000 Growth Index – An index that measures the performance of the large-cap growth segment of the U.S. equity market, which is comprised of Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(4)          Lipper Large-Cap Growth Funds Average – This classification is comprised of funds, as designated by Lipper Inc.,  that invest in large companies, typically  those that have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. The Lipper Average represents the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees, if any.  Prior to August 2005, the Core Equity Fund was classified by Lipper Inc. as a Large-Cap Core Fund.

Average Annual Total Returns For Periods Ended December 31, 2006

	1 Year	5 Years	10 Years
Value Equity Fund(1)	18.23%	1.91%	4.93%
Russell 1000® Value Index(2)	22.25%	10.86%	11.00%
Lipper Large-Cap Value Funds Average(3)	17.96%	7.84%	8.50%

(1)          The Fund’s returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

(2)          Russell 1000 Value Index – An index that measures the performance of the large-cap value segment of the U.S. equity market, which is comprised of Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An index has no investment adviser and is not subject to brokerage commissions or other expenses.  If an index had expenses, its returns would be lower.

(3)          Lipper Large-Cap Value Funds Average – This classification is comprised of funds, as designated by Lipper, Inc., that invest in large companies, generally those that are considered undervalued relative to the S&P 500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. The Lipper Averages represents the average total returns reported by all mutual funds designated by Lipper Inc. as falling into this category and are net of all expenses other than sales charges and redemption fees, if any.

Average Annual Total Returns For Periods Ended December 31, 2006

	1 Year	5 Years	10 Years
Emerging Growth Equity Fund(1)	10.94%	0.96%	3.29%
Russell 2000® Index(2)	18.37%	11.39%	9.44%
Lipper Small-Cap Core Funds Average(3)	14.87%	11.43%	10.86%

(1)          The Fund’s returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

(2)          Russell 2000 Index – An index that measures the performance of 2,000 small company securities (growth and value, with a dollar-weighted average market capitalization of approximately $1.2 billion on December 31, 2006). An index has no investment adviser and is not subject to brokerage commissions or other expenses. If an index had expenses, its returns would be lower.

(3)          Lipper Small-Cap Core Funds Average – This classification is comprised of funds that primarily invest in small companies, with wide latitude in the type of small companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.  Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. The

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Lipper Average represents the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees, if any.

Average Annual Total Returns For Periods Ended December 31, 2006

	1 Year	5 Years	10 Years
International Equity Fund(1)	29.47%	12.92%	7.00%
MSCI EAFE® Index(2)	26.86%	15.43%	8.06%
Lipper International Large-Cap Core Funds Average(3)	24.27%	12.31%	7.23%

(1)          The Fund’s returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

(2)          MSCI EAFE Index – An index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index covers more than 20 countries in Europe, Australia and the Far East. An index has no investment adviser and is not subject to brokerage commissions or other expenses. If an index had expenses, its returns would be lower.

(3)          Lipper International Large-Cap Core Funds Average – This classification is comprised of funds, as designated by Lipper Inc., that invest at least 75% of their equity assets in large companies strictly outside of the U.S.  Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. The Lipper Average represents the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees, if any.

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FEES AND EXPENSES

Shown below are all expenses incurred by the Equity Funds during the 2006 fiscal year, restated where appropriate, to reflect current fees.  This table describes the fees and expenses that you may pay if you buy and hold units of the Funds.

	Core Equity Fund	Value Equity Fund	Emerging Growth Equity Fund	International Equity Fund
I. Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

II. Annual Fund Operating Expenses(1) (expenses that are deducted from fund assets as a percentage of average net assets)

Management Fees	0.52%	0.55%	1.04%	0.80%
Distribution (12b-1) Fees	None	None	None	None
Other Expenses	0.68%	0.70%	0.84%	0.97%
Total Annual Fund Operating Expenses	1.20%	1.25%	1.88%	1.77%

The Examples shown below are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  These Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your units at the end of those periods.  The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as listed above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

III.  Examples(2)

	Core Equity Fund	Value Equity Fund	Emerging Growth Equity Fund	International Equity Fund

1 Year	$122	$127	$191	$180

3 Years	$381	$397	$591	$557

5 Years	$660	$686	$1,016	$959

10 Years	$1,455	$1,511	$2,201	$2,084

The purpose of this table is to assist investors in understanding the costs and expenses an investor in the Trust will pay.  See, “Administration of the Trust — The Distribution Agreement” and “Administration of the Trust — Expenses” for a more complete description of these costs and expenses.

(1)  Annual Fund Operating Expenses are based on each Investment Fund’s historical expenses adjusted in the case of each Investment Fund to reflect current fees.  The Investment Funds incur Other Expenses for maintaining unit records, furnishing unitholder statements and reports and other services.  See, “Administration of the Trust — The

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Service Agreement” for further information. Management Fees and Other Expenses have already been reflected in each Investment Fund’s unit price and are not charged directly to individual unitholder accounts.  See, “How the Funds are Managed” and “Administration of the Trust — Expenses” for further information.

(2)  The hypothetical Examples illustrate the expenses associated with a $10,000 investment over periods of one-, three-, five- and ten-years, based on the expenses in the table and an assumed annual rate of return of 5%.  The return of 5% and expenses should not be considered indications of actual or expected performance or expenses, both of which will vary.  Please refer to “Financial Highlights” for each Investment Fund’s past performance.

THE BOND FUNDS

Actively Managed Bond Fund

•                  Objective: A total return that exceeds that of the Lipper General U.S. Government Funds Average measured over a period of three to five years.

•                  Primary Investments: U.S. government securities, securities issued by any agency or instrumentality of the U.S. government and high quality corporate bonds, without limit as to maturity.

•                  Primary Emphasis: Seeks its objective through periodic altering of the structure and average weighted maturity of the portfolio.

Intermediate Term Bond Fund

•                  Objective: A total return that exceeds that of the Lipper Short-Intermediate (one to five year maturity) U.S. Government Funds Average measured over a period of three to five years.

•                  Primary Investments: U.S. government securities, securities issued by any agency or instrumentality of the U.S. government and high grade corporate bonds, with an average weighted portfolio maturity of 2½ to 5 years.

•                  Primary Emphasis: Seeks its objective through a high level of current income, with consideration also given to safety of principal.

The investment objectives of the above Funds are not fundamental and may be changed by the Trustees without unitholder approval.  Each Fund will provide sixty-days’ prior written notice to unitholders of a change in its non-fundamental policy of investing the stated amounts in investments suggested by its name.  There is no assurance that any Fund will meet its objective, and investors in any of the Funds could lose money.

Principal Strategies of the Bond Funds

The Actively Managed Bond Fund and the Intermediate-Term Bond Fund must invest at least 65% of their portfolios in U.S. government securities.  At least 75% of their portfolios must be invested in U.S. government securities or in debt securities having a rating in one of the top two categories of a nationally known rating service.  Any other investments for the portfolios must be U.S. corporate debt securities having a rating in one of the top three categories at the time of investment.  Each Fund may invest in zero-coupon obligations of corporations, instruments evidencing ownership of future interest only (“IO”) or principal only (“PO”) payments on United States Treasury Bonds, and collateralized mortgage obligations.  Each Fund may invest up to 10% of its total assets in securities of foreign issuers.  A portion of the portfolio of each Fund may be temporarily held in cash equivalents.

Under normal market conditions, the Actively Managed Bond Fund and Intermediate-Term Bond Fund will invest at least 80% of their net assets in bonds.  For purposes of this policy, these Funds will consider bonds to include all fixed-income securities other than preferred stock and short-term commercial paper.  Both of the Funds will sell securities whenever such securities no longer meet the Funds’ objectives or when the investment manager identifies a more attractive opportunity.

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The Actively Managed Bond Fund seeks to achieve its objective through selective investment in U.S. government and corporate debt securities and through periodic altering of the structure (particularly the maturity structure) of the portfolio.  The investment manager will lengthen and shorten the average dollar weighted maturity of the portfolio, and make shifts in quality and sector distribution, according to the manager’s expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed-income market.  An important technique will be the manager’s use of cash reserves (i.e., cash reserves would be increased when interest rates are expected to rise and decreased when interest rates are expected to drop).  The Actively Managed BondFundinvests in fixed-income securities without any restriction on maturity.

The Intermediate-Term Bond Fund seeks to achieve its objective by realizing a high level of current income, with consideration also given to safety of principal through investment in fixed-income securities either maturing within ten years or having an expected average life of under ten years.  The Fund is managed within an average weighted portfolio maturity between 2½ to 5 years and an average weighted modified duration between 2½ years to 4 years.  Investment emphasis is placed upon securing a stable rate of return through investment in a diversified portfolio of debt securities.

Main Risks of the Bond Funds

Credit risk: This is the risk that the issuer of a debt security will default on any payment of interest or principal required by the terms of the security.  This risk is greater for corporate securities than for United States Government securities, and greater for lower rated corporate securities than for higher rated ones.

Inflation risk: This is the risk that a portion of an investment’s return may be eroded or eliminated by inflation (the increase in the cost of goods and services).

Interest rate risk: This is the risk that the value of debt securities held in the Funds will decline when interest rates rise.  The effect on the price of the security is greater for securities with longer maturities.  Therefore, this risk will increase for the Actively Managed Bond Fund as the average weighted maturity of its portfolio increases.  IOs and POs are especially sensitive to changes in interest rates; a decline in interest rates could cause a severe drop in the value of IOs (as mortgages are prepaid at a faster rate than expected) and a rise in interest rates could cause a drop in the value of POs (as mortgages are prepaid at a slower rate than expected).

Interest rate prediction risk: This is the risk that the investment manager of the Actively Managed Bond Fund may incorrectly predict movements in the interest rate according to which the Fund’s investments are managed.  If adjustments in the Fund’s portfolio are made to accommodate interest rate changes that do not happen as predicted, the Fund will realize a lower return than it would had it not made the portfolio adjustments.

Risk Comparison Among the Bond Funds

The Actively Managed Bond Fund generally will have a higher degree of risk and price volatility than the Intermediate-Term Bond Fund.

Bond Fund Performance

The following bar graphs and tables give some indication of the risks of investing in the Funds by showing changes in a Fund’s performance from year to year over a ten-year period and by showing how a Fund’s average annual returns for one-, five-, and ten-years compared to that of a broad-based securities market index. How a Fund has performed in the past is not necessarily an indication of how a Fund will perform in the future.

The figures for best and worst quarter returns during the same ten-year period show the Funds’ potential for short-term performance swings.

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Year-by-Year Total Return (%)

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Actively Managed Bond Fund	9.70%	8.38%	-2.33%	12.96%	9.05%	8.72%	2.45%	3.48%	1.95%	4.16%
Intermediate-Term Bond Fund	7.07%	6.69%	0.64%	10.00%	7.12%	4.43%	0.99%	2.17%	1.71%	3.84%

Best and Worst Quarters

	Quarter Ended	Total Return
Actively Managed Bond Fund
Best quarter	12/31/00	5.98%
Worst quarter	6/30/99	-1.71%

Intermediate-Term Bond Fund
Best quarter	12/31/00	3.86%
Worst quarter	6/30/04	–1.22%

Average Annual Total Returns For Periods Ended December 31, 2006

	1 Year	5 Years	10 Years
Actively Managed Bond Fund(1)	4.16%	4.12%	5.76%
Lehman Brothers Aggregate Bond Index(2)	4.33%	5.06%	6.24%
Lipper General U.S. Government Funds Average(3)	2.74%	3.83%	5.08%

(1)          The Fund’s returns are net of expenses, that is, all management fees and related investment expenses have been deducted from the investment return.

(2)          Lehman Brothers Aggregate Bond Index – This index consists of U.S. government, corporate, mortgage-backed and asset-backed issues with both intermediate-term maturities (one to ten years) and long-term maturities (over ten years).  An index has no investment advisor and is not subject to brokerage commissions or other expenses.  If an index had expenses, its returns would be lower.

(3)          Lipper General U.S. Government Funds Average – This is a fixed-income fund classification that is comprised of funds, as designated by Lipper Inc., that invest primarily in U.S. government and agency issues. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. The Lipper Average represents the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees, if any.

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Average Annual Total Returns For Periods Ended December 31, 2006

	1 Year	5 Years	10 Years
Intermediate-Term Bond Fund(1)	3.84%	2.62%	4.42%
Lehman Brothers Intermediate U.S. Government(2)	3.83%	3.91%	5.48%
Lipper Short-Intermediate U.S. Gov’t Funds Average.(3)	3.51%	3.13%	4.62%

(1)          The Fund’s returns are net of expenses; that is, all management fees and related investment expenses have been deducted from the investment return.

(2)          Lehman Brothers Intermediate U.S. Government Index – This index consists of approximately 80% of U.S. Treasury issues and 20% of U.S. government agency issues with maturities ranging from one to ten years.  An index has no investment adviser and is not subject to brokerage commissions or other expenses.  If an index had expenses, its returns would be lower.

(3)          Lipper Short-Intermediate U.S. Government Funds Average – This is a fixed-income classification that is comprised of funds, as designated by Lipper Inc., that invest primarily in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of one to five years.  Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds.  Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into this category and are net of all expenses other than sales charges and redemption fees, if any.

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FEES and expenses

Shown below are all expenses incurred by the Bond Funds during the 2006 fiscal year, restated where appropriate, to reflect current fees.  This table describes the fees and expenses that you may pay if you buy and hold units of the Funds.

	Actively Managed Bond Fund	Intermediate-Term Bond Fund

I. Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

II. Annual Fund Operating Expenses(1) (expenses that are deducted from Fund assets as a percentage of average net assets)

Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	None	None
Other Expenses	0.70%	1.11%
Total Annual Fund Operating Expenses	1.10%	1.51%

The Examples shown below are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  These Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your units at the end of those periods.  The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as listed above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

III.  Examples(2)

	Actively Managed Bond Fund	Intermediate-Term Bond Fund
1 Year	$112	$154
3 Years	$350	$477
5 Years	$606	$824
10 Years	$1,340	$1,802

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The purpose of this table is to assist investors in understanding the costs and expenses an investor in the Trust will pay.  See, “Administration of the Trust — Distribution Agreement” and “Administration of the Trust” — “Expenses” for a more complete description of these costs and expenses.

(1)  Annual Fund Operating Expenses are based on each Investment Fund’s historical expenses adjusted in the case of each Investment Fund to reflect current fees.  The Investment Funds incur Other Expenses for maintaining unit records, furnishing unitholder statements and reports and other services.  See, “Administration of the Trust — The Service Agreement” for further information.  Management Fees and Other Expenses have already been reflected in each Investment Fund’s unit price and are not charged directly to individual unitholder accounts.  See, “How the Funds are Managed” and “General Information — Expenses” for further information.

(2)  The hypothetical Examples illustrate the expenses associated with a $10,000 investment over periods of one-, three-, five- and ten-years, based on the expenses in the table and an assumed annual rate of return of 5%.  The return of 5% and expenses should not be considered indications of actual or expected performance or expenses, both of which will vary.  Please refer to “Financial Highlights” for each Investment Fund’s past performance.

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OTHER INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Special Policy Relating to Distributions

Although most of the Investment Funds stress current income to some degree, it is the policy of each Investment Fund to earn current income for the reinvestment and further accumulation of assets.  Accordingly, no current income will be distributed.  This policy is unlike that of most investment companies that do not reinvest earnings as the Trust does.  This policy arises from the fact that the Trust, unlike most investment companies, exclusively invests retirement assets.  Participating Trusts do, however, receive a benefit from any current income of the Trust comparable to the benefit received from the distributions made by most other investment companies.  In the Trust, this benefit is received in the form of an increase in NAV per unit rather than in the form of cash or reinvestment through the purchase of additional units.

Additional Information About the Funds’ Investment Policies and Risks

The following investment policies and risks apply to all Investment Funds unless otherwise noted.

Foreign Securities

Except for the International Equity Fund, each of the Equity Funds may invest up to 20% of the value of its total assets in securities of foreign issuers.  Each of the Bond Funds is limited to 10% of its total assets in securities of foreign issuers.  The Investment Funds purchasing these securities may be subject to additional risks associated with the holding of property abroad.  Such risks include future political and economic developments, currency fluctuations, the possible withholding of tax payments, the possible seizure or nationalization of foreign assets, the possible establishment of exchange controls or the adoption of other foreign government restrictions which might adversely affect the foreign securities in the Investment Funds.  Such risks may also include risks associated with the European Economic and Monetary Union (“EMU”) as described below.  Risks that may be involved with the Investment Funds’ investment in foreign securities are, therefore, different in some respects from those incurred by investment companies that invest solely in the securities of domestic issuers.

In an effort to, among other things, reduce barriers between participating countries, increase competition among companies and reduce or eliminate currency fluctuations among such countries, certain European countries have agreed to enter the EMU.  The EMU, among other things, established the “euro” as a single common European currency.  The euro was introduced on January 1, 1999 and on January 1, 2002 replaced the national currencies of all EMU participants.  Certain securities (beginning with government and corporate bonds) were redenominated in the euro upon its introduction, and trade and make payments (including dividend payments) only in euros.  The EMU may adversely affect the Investment Funds in a number of situations.  Such situations may, without limitation, include securities that are redenominated in euros are transferred back into a country’s national currency as a result of such country’s withdrawal from the EMU.

Foreign Currency Transactions

The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Equity Fund may incur costs in connection with conversions between various currencies.  Each Investment Fund may enter into forward foreign currency exchange contracts.  A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

In order to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in currency exchange rates, each Fund may enter into forward foreign currency exchange contracts.

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However, this practice will limit potential gains that might result from a positive change in such currency relationships.

When an investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the investment manager may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Investment Fund’s portfolio securities denominated in such foreign currency.  A forward contract may also be used to protect a portion of the portfolio denominated in a foreign currency against an adverse movement in the value of that currency relative to other currencies.  The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  No Investment Fund intends to enter into such forward contracts on a regular or continuous basis, and will not do so if, as a result, such Investment Fund would have more than 25% of the value of its total assets committed to such contracts.  No Investment Fund will enter into such forward contracts or maintain a net exposure in such contracts where such Investment Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Investment Fund’s portfolio securities or other assets denominated in that currency.

Cash Equivalents

A portion of any Investment Fund may be held in cash equivalents.  Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment or in which funds are invested when warranted for liquidity reasons or when market conditions warrant a temporary defensive investment strategy.  The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible.  The instruments may include, but are not limited to, repurchase agreements, obligations issued by or guaranteed by the United States government, its agencies or instrumentalities, obligations of banks, and commercial paper.

Repurchase Agreements

Each Investment Fund may enter into repurchase agreements.  Under repurchase agreements, an Investment Fund purchases a security from a bank, broker-dealer, savings and loan association or other recognized financial institution with a concurrent obligation of the seller to repurchase such security within a specified time or on notice at a fixed price (equal to the purchase price plus interest).  Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the value of the total assets of any Investment Fund.  The Funds may enter into repurchase agreements for United States government securities, mortgage-related securities (as defined in the Securities Exchange Act of 1934), other asset-backed securities rated at least AA or the equivalent, and other corporate bonds, notes or other debt instruments rated at least A or the equivalent.

Reverse Repurchase Agreements

Each Investment Fund may enter into reverse repurchase agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the board of the Investment Fund.  Such agreements involve the sale of securities held by the Investment Fund pursuant to the Investment Fund’s agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest.  Reverse repurchase agreements will be entered into only when the investment manager believes an Investment Fund’s earnings from the transaction will exceed the interest expense incurred.

Lending Portfolio Securities

Any Investment Fund may lend its portfolio securities where such loans are callable at any time and are continuously secured by collateral (cash, government securities or Letters of Credit) equal to no less than the market value, determined daily, of the securities loaned.  Securities may be lent to normal market participants such as broker-dealers.  An Investment Fund that lends its securities will receive dividends or interest paid on the

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securities loaned.  It may also earn interest on the loan itself.  On termination of the loan, the borrower is required to return the securities to the Investment Fund.  Any cash collateral deposited pursuant to loans of securities will be invested in cash equivalents.  Income earned on the instruments, minus any amounts paid to the borrower for the use of cash, will be added to the asset value of the Investment Fund, increasing the value of each unit.  At the same time, the value of the money market instrument may increase or decrease depending on movements in general interest rates during the period the instrument is held.  If a decrease in value is greater than the net amount of income earned on the money market instrument, the asset value of the Investment Fund, and the value of each unit in that Investment Fund, will decline.

Loans of portfolio securities will be limited to 33-1/3% of the value of each Investment Fund’s total assets.  Borrowers of portfolio securities may not be affiliated directly or indirectly with the Fund.  As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in securities loaned should the borrower of the securities fail financially.  However, these loans of portfolio securities will only be made to firms deemed to be creditworthy.

Futures and Options Transactions

Any Investment Fund may purchase and sell stock index futures contracts and futures contracts on financial instruments and related options for the purpose of hedging against changes in values of such Fund’s portfolio securities or options on stock indices held by such Fund.  An Investment Fund may also purchase and sell forward foreign currency exchange contracts and related options and forward currency contracts for the purpose of hedging against changes in foreign currency exchange rates and executing other hedging strategies relating to portfolio securities.  Finally, any Investment Fund may invest in interest rate futures contracts and related options to hedge against changes in interest rates in relation to the interest rates that are reflected in portfolio securities.  The ability of an Investment Fund to hedge successfully will depend on the investment manager’s ability to forecast pertinent market movements, the success or accuracy of which cannot be assured.

An Investment Fund will not enter into futures contracts or related options, except for bona fide hedging purposes,  if the aggregate initial margin and premiums exceed 5% of the liquidation value of such Investment Fund’s total assets.

Any Investment Fund may purchase call and put options on securities and on stock indices to attempt to increase such Investment Fund’s total return.  An Investment Fund may purchase call options when, in the opinion of the investment manager for such Investment Fund, the market price of the underlying security or index will increase above the exercise price.  An Investment Fund will purchase put options when the investment manager for such Investment Fund expects the market price of the underlying security or index to decrease below the exercise price.  When an Investment Fund purchases a call option it will pay a premium to the person writing the option and a commission to the broker selling the option.  If the option is exercised by the Investment Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly.

In addition, an Investment Fund may write covered put or call options on securities or stock indices.  By writing options, the Investment Fund limits its profit to the amount of the premium received.  By writing a call option, the Investment Fund assumes the risk that it may be required to deliver the security having a market value greater than at the time the option was written.  By writing a put option, the Investment Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.  An Investment Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of such Investment Fund’s net assets.

There are risks associated with the use of futures contracts for hedging purposes.  In a declining market environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities owned by an Investment Fund.  Conversely, in a rising market environment the loss in the hedged

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position may be greater than the capital appreciation that an Investment Fund may experience in its securities positions.  Further, if market values do not fluctuate, an Investment Fund will sustain a loss at least equal to the commissions on the financial futures transactions and premiums paid.

Short-Term Trading and Portfolio Turnover

None of the Investment Funds plans to purchase securities solely for the purpose of short-term trading.  The turnover rate for an Investment Fund will not be a factor preventing sale or purchase when the investment manager believes investment considerations warrant such sale or purchase.  The annual portfolio turnover rates for each of the six Investment Funds for the fiscal year ended September 30, 2006 were as follows:  Core Equity Fund (35.90%), Value Equity Fund (29.72%), Emerging Growth Equity Fund (74.54%), International Equity Fund (81.99%), Actively Managed Bond Fund (8.61%), and Intermediate-Term Bond Fund (14.27%).  Higher portfolio turnover involves correspondingly greater brokerage commissions, other transaction costs and a possible increase in short-term capital gains and losses.

Temporary Defensive Positions

A portion of any Investment Fund may be held in cash equivalents.  Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment, when warranted for liquidity reasons or when market conditions warrant a temporary defensive investment strategy.  To the extent that an Investment Fund is employing a defensive investment strategy, it may not be able to achieve its objective.

The foregoing investment policies are not fundamental and may be changed by the Trustees without the approval of the holders of a majority of the outstanding units of the affected Investment Fund or Investment Funds.

International Equity Fund

The International Equity Fund may invest only in countries approved by the Trustees.  The International Equity Fund sub-adviser will not consider investments in any of these markets until the adviser, the International Equity Fund custodian and fund management are satisfied with local administrative and regulatory controls within each such market.  Investments in securities of non-United States issuers and in securities involving foreign currencies involve investment risks that are different from investments in securities of United States issuers involving no foreign currency, including the effect of different economies, changes in currency rates, future political and economic developments and possible imposition of exchange controls or other governmental restrictions.  There may also be less publicly available information about a non-United States issuer than about a domestic issuer, and non-United States issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers.  Most stock exchanges outside the United States have substantially less volume than the New York Stock Exchange and securities of some non-United States companies are less liquid and more volatile than securities of comparable domestic issuers.  There is generally less government regulation of stock exchanges, brokers and listed companies outside of the United States.  In addition, with respect to certain countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.  Certain countries in which the Fund may invest can be considered emerging markets.  Emerging markets present special risks in addition to the general risks of investing abroad.  These risks include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets and possible trade barriers.

Actively Managed Bond Fund and Intermediate-Term Bond Fund

The Actively Managed Bond Fund and Intermediate-Term Bond Fund may invest in zero-coupon obligations.  Zero-coupon obligations pay no current interest and are sold at prices discounted from par value, with

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that par value to be paid to the holder at maturity.  The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.  Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of alternative investments.  The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.

From time to time the Actively Managed Bond Fund and Intermediate-Term Bond Fund may invest in collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and certain stripped mortgage-backed securities.  CMOs generally represent a participation in, or are secured by, a pool of mortgage loans.  The CMOs in which the Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC, and AAA rated whole loans.  Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets.  The Fund may invest in both the interest-only or “IO” class and the principal-only or “PO” class.  The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.  Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are lower than anticipated.

REMICs are offerings of multiple class real estate mortgage-backed securities that qualify and elect treatment as such under provisions of the Internal Revenue Code of 1986, as amended (the “Code”).  Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages.  Once REMIC status is elected and obtained, the entity issuing the REMIC is not subject to federal income taxation.  Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC.  A REMIC interest must consist of one or more classes of “regular interests,” some of which may offer adjustable rates, and a single class of “residual interests.”  To qualify as a REMIC, substantially all of the assets of the entity generally must be assets directly or indirectly secured principally by real property.

HOW THE FUNDS ARE MANAGED

Retirement System Investors Inc. (“RSI”) is the primary investment adviser for all six Investment Funds, pursuant to Management Agreements between RSI and the Trust.  RSI retains sub-advisers to manage each of the portfolios, subject to RSI’s overall supervision.  RSI selects sub-advisers based upon a quantitative and qualitative evaluation of their skills in managing assets pursuant to specific investment styles and strategies.  Short-term investment performance, by itself, is not a significant factor in selecting or terminating sub-advisers.

RSI is also responsible for overall management of each Investment Fund’s business affairs.  However, if authorized by the Fund, an investment manager or its affiliate may execute portfolio transactions for the Fund and receive brokerage commissions for those transactions.

Manager of Managers Structure

RSI has received an exemptive order from the Securities and Exchange Commission (“SEC”) which permits RSI to retain sub-advisers and amend sub-advisory agreements without unitholder approval, subject to Board approval.  The unitholders of each Investment Fund approved the proposed “manager of managers” agreement to be entered into between the Trust and RSI.  The investment advisory agreement approved by unitholders for use with the Trust’s “manager of managers” structure provides an advisory fee structure for the

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Trust that is substantially similar to that previously in place.  Under the “manager of managers” structure, RSI is responsible for selecting, monitoring and, if necessary, replacing one or more sub-advisers to the Trust, subject to approval by the Board of Trustees, but without unitholder approval.  Under this structure, the unitholders rely on RSI to select the sub-advisers who will manage the Trust’s assets.  The Core Equity Fund, Emerging Growth Equity Fund, International Equity Fund and Value Equity Fund are currently operating under the “manager of managers” structure.

The Investment Adviser and Sub-Advisers

RSI is the investment adviser to the Trust and retains sub-advisers to manage each of the six Investment Funds, as noted below.  For the Investment Funds for which there is more than one sub-adviser (Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund) the proportion of assets of a Fund under management by a sub-adviser may be adjusted from time to time by RSI.

RSI, 150 East 42nd Street, 27th Floor, New York, NY 10017-5633 is a wholly-owned subsidiary of Retirement System Group Inc. (RSGroup®).  It was formed in March 1989 to act as investment adviser to the Trust’s Investment Funds and currently advises approximately $500 million in assets.

On January 22, 2004, the Board of Directors of RSGroup® approved a Stock Purchase Agreement and Agreement and Plan of Merger (“Agreement”) with Sunrise Services Corp. (“Sunrise”) and a wholly-owned subsidiary of Sunrise (“Sunrise Acquisition”) whereby Sunrise agreed to acquire approximately 61% of the common stock of RSGroup® upon the terms and subject to the conditions set forth in the Agreement.  The stockholders of RSGroup® approved the stock purchase by Sunrise at a meeting held on March 8, 2004 and the Sunrise acquisition of RSGroup® common stock closed on March 25, 2004.  On March 28, 2005 Sunrise (now known as RSGroup Holdings Inc.) acquired the balance of the outstanding stock of RSGroup® under the terms and conditions of the Agreement.

The 2004 stock purchase constituted an “assignment” as defined in the Investment Company Act of 1940, which automatically terminated the Investment Management agreement with RSI.  In addition, the sub-advisory agreements between RSI and Batterymarch and RSI and Neuberger Berman provided for termination upon assignment.  Accordingly, each of these sub-advisory agreements terminated upon the closing of the Sunrise stock purchase.  A new Investment Management agreement between the Trust and RSI and new sub-advisory agreements between RSI and each of Batterymarch and Neuberger Berman were entered into upon the closing of the Sunrise stock purchase.  These agreements were approved on September 25, 2003 by the Board of Trustees of the Trust, including a majority of Independent Trustees.  At the Annual Meeting of Trust unitholders, held on October 21, 2003, unitholders approved a new Investment Management Agreement between the Trust and RSI and new sub-advisory agreements between RSI and Batterymarch and RSI and Neuberger Berman to be effective upon the closing of the Sunrise stock purchase.  The new Investment Management agreement and each of the proposed new sub-advisory agreements are identical in all material respects to the agreements they were replaced, except for the effective date.

CORE EQUITY FUND

RCM Capital Management LLC (“RCM”) and Northern Trust Investments, N.A. (“Northern Trust”) are the sub-advisers for the Core Equity Fund and manage approximately sixty percent and forty percent, respectively, of the Fund’s assets.

RCM, Four Embarcadero Center, San Francisco, CA 94111, is a wholly-owned subsidiary of US Holdings.  US Holdings, a registered investment adviser, is wholly-owned by Dresdner Bank AG, which is a subsidiary of Allianz AG, based in Germany.  RCM was originally formed in 1970 as Rosenberg Capital Management and as of September 30, 2006 the RCM global investment platform had approximately $19 billion under management in its San Francisco office and approximately $140 billion under management and advice worldwide.

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Northern Trust, 50 South LaSalle Street, Chicago, IL 60675, established in 1997, is a wholly-owned subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation, a bank holding company.  Northern Trust has been managing S&P 500 Index assets for over thirty years and currently manages approximately $83.3 billion in S&P Index assets.

EMERGING GROWTH EQUITY FUND

Batterymarch Financial Management, Inc. (“Batterymarch”) and Neuberger Berman Management Inc. (“Neuberger Berman”) are the sub-advisers for the Emerging Growth Equity Fund, and manage approximately sixty percent and forty percent respectively, of the Fund’s assets.

Batterymarch, 200 Clarendon Street, Boston, MA 02116, is a wholly owned, independent affiliate of Legg Mason, Inc., a diversified financial services company.  Batterymarch was founded in 1969 to manage U.S. equity portfolios for institutional clients.  As of October 31, 2006, Batterymarch managed approximately $23.6 billion in assets.

Neuberger Berman, 605 Third Avenue, New York, NY 10158, and its predecessor firms have specialized in investment management dating to 1939, and established one of the first no-load mutual funds in 1950.  Neuberger Berman, LLC and Lehman Brothers Inc. affiliates of Neuberger Berman, may act as brokers in the purchase and sale of Emerging Growth Equity Fund securities, and provide Neuberger Berman with certain assistance in the management of the portfolio without added cost.  Neuberger Berman and Neuberger Berman, LLC currently manage approximately $118.4 billion in assets.  Neuberger Berman became a wholly-owned indirect subsidiary of Lehman Brothers Holdings Inc. on October 31, 2003.  Lehman Brothers, a publicly traded company, is a leading global investment bank.

INTERNATIONAL EQUITY FUND

Julius Baer Investment Management LLC (“JBIM”) is the sub-adviser for the International Equity Fund and manages all of the assets of the fund’s portfolio.

JBIM, 330 Madison Avenue, New York, NY 10017, was created in 1983 and is a wholly-owned subsidiary of Julius Baer Securities Inc. (“JBS”), a broker-dealer.  JBIM and JBS are part of the Julius Baer Group founded in 1890, one of Switzerland’s leading investment institutions, managing assets for institutional and private clients around the world.  JBIM has branch offices in Los Angeles and London (U.K.).  JBIM manages approximately $45 billion, including $42.6 billion in international equities.

VALUE EQUITY FUND

DePrince, Race & Zollo, Inc. (“DRZ”) and LSV Asset Management (“LSV”) are sub-advisers for the Value Equity Fund and manage approximately one-third and two-thirds, respectively, of the Fund’s assets.

DRZ is an institutional asset management firm located at 250 Park Avenue South, Suite 250, Winter Park, FL 32789.  DRZ was formed in 1995 as a Florida corporation.  As of September 30, 2006, DRZ had approximately $5.1 billion in assets under management.

Formed in 1994 as a Delaware partnership, LSV is a quantitative value equity manager providing active asset management for institutional clients through the application of proprietary models.  LSV is located at 1 North

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Wacker Drive, Chicago, Illinois 60606.  As of September 30, 2006, LSV managed approximately $64.3 billion in assets, including $1.9 billion in the Russell 1000 Value enhanced index strategy.

ACTIVELY MANAGED BOND FUND AND INTERMEDIATE-TERM BOND FUND

Shay Assets Management, Inc. (“Shay”) is the sub-adviser for the Actively Managed Bond and Intermediate-Term Bond Funds and manages all of the assets of these Funds’ portfolios.

Shay Assets Management, Inc., 230 West Monroe Street, Chicago, IL, is a wholly-owned subsidiary of Shay Investment Services, Inc., a diversified financial services company that is a closely held corporation controlled by Rodger D. Shay, Sr. and Rodger D. Shay, Jr.  Shay was founded in 1997 and currently manages approximately $3 billion in assets.  Shay has branch offices in Miami, FL and New York, NY.

The Portfolio Managers

The name, title, length of service and business experience during the past five years of the person or persons primarily responsible for the day to day management of each Investment Fund are stated below.

CORE EQUITY FUND

RCM manages approximately sixty percent of the assets of the Core Equity Fund.  Ray Edelman has served RCM as Portfolio Manager for the Core Equity Fund’s assets since December 2004.  Mr. Edelman has served as the Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team.  Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

Northern Trust manages approximately forty percent of the assets of the Core Equity Fund using an index approach that seeks to track the performance of the S&P 500 Index.  Chad M. Rakvin, a Vice President at Northern Trust, has served as Northern Trust’s Core Equity Fund Portfolio Manager for two years.  He joined Northern Trust in 2004, and has been a member of the quantitative management group for domestic index products.  From 1999 to 2004, Mr. Rakvin was with Barclays Global Investors, where he was head of index research and an equity portfolio manager.

EMERGING GROWTH EQUITY FUND

Batterymarch manages approximately sixty percent of the assets of the Emerging Growth Equity Fund.  The Batterymarch U.S. Investment Team is responsible for the day-to-day management of the portfolio.  The two portfolio managers on the U.S. Investment Team with the most significant responsibilities for the day-to-day management of the Emerging Growth Equity Fund and their backgrounds, are as follows:  Yu-Nien (Charles) Ko, CFA, Co-Director and Senior Portfolio Manager, U.S., 2006-present, Portfolio Manager 2003-2005, and Quantitative Analyst with Batterymarch from 2000-2003; and Stephen A. Lanzendorf, CFA, Director and Senior Portfolio Manager, U.S., 2006-present, previously a quantitative strategist at Independence Investments, LLC and the Colonial Group with 22 years of investment experience.

Neuberger Berman manages approximately forty percent of the assets of the Emerging Growth Equity Fund.  Neuberger Berman’s portion of the Emerging Growth Equity Fund is managed by Michael Fasciano, CFA, Managing Director of Neuberger Berman.  Mr. Fasciano joined Neuberger Berman in 2001 and serves as portfolio manager of the Neuberger Berman Fasciano Fund.  Prior to joining Neuberger Berman, Mr. Fasciano was President of Fasciano Company, Inc., from 1986 to 2001.

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INTERNATIONAL EQUITY FUND

JBIM manages the portfolio of the International Equity Fund.  JBIM uses a team investment approach.  Final investment decisions are made by Richard Pell, Chief Investment Officer, together with Rudolf-Riad Younes, CFA, Head of International Equity.  Mr. Pell joined JBIM in his present position in 1995.  Prior to joining JBIM, he worked in Global Portfolio Management at Bankers Trust Company from 1990 to 1995.  Mr. Younes joined JBIM in his present position in 1993.  Prior to joining JBIM, he was an Associate Director at Swiss Bank Corp. from 1991-1993.

VALUE EQUITY FUND

DRZ manages approximately one-third of the assets of the Value Equity fund.  Gregory M. DePrince and Jill Lynch serve as co-portfolio managers for the investment fund.  Mr. DePrince is a Co-Founder and Principal of DRZ.  Ms. Lynch joined DRZ in 1995 and is also a Principal.  Mr. DePrince and Ms. Lynch oversee the portfolio management, research and trading functions as they relate to the firm’s large-cap value discipline.

LSV manages approximately two-thirds of the assets of the Value Equity Fund.  The investment management team of Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani serve as portfolio managers.  Mr. Lakonishok has been with the firm since its inception and serves as CEO, CIO, Partner and Portfolio Manager.  Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst since 1995 and a Partner since 1998.  Mr. Mansharamani has served as a Quantitative Analyst since 2000 and a Partner and Portfolio Manager since 2006.

ACTIVELY MANAGED BOND FUND AND INTERMEDIATE TERM BOND FUND

Shay manages the two Bond Funds and Deborah A. DaGiau serves as the portfolio manager.  Ms. DaGiau previously managed these portfolios as a Vice President of RSI, dating back to January 2000.  Previously she was a co-manager of the Bond Funds since November 1995.  Ms. DaGiau develops investment strategies and selects securities for the portfolios.

The Statement of Additional Information contains additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of units of the Trust.

Amounts Paid For Portfolio Management

RSI provides investment management services to each of the Investment Funds at fees provided in the applicable Management Agreement.  Several of the Funds pay a graduated incremental fee i.e., the rate of the fee is reduced on assets under management that exceed certain thresholds, or breakpoints.  The sub-advisers are not paid directly by the Funds, but are paid by RSI from the fees that it receives from the Funds.  The maximum and minimum fees payable by each Investment Fund are shown below, as a percentage of average net assets, along with the amount paid by each Fund for the fiscal year (“FY”) ended September 30, 2006 in dollars and as a percentage of assets at the end of the FY.

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	Maximum	Minimum	Paid for FY 2006	Paid for FY 2006
Fund	% of Average Net Assets		$ Amount	% of FY End Assets
Core Equity Fund	0.52%	0.48%	$674,983	0.52%
Value Equity Fund	0.55%	0.50%	$537,618	0.52%
Emerging Growth Equity Fund	1.04%	0.94%	$633,239	1.09%
International Equity Fund	0.80%	0.80%	$551,236	0.76%
Actively Managed Bond Fund	0.40%	0.35%	$432,015	0.40%
Intermediate-Term Bond Fund	0.40%	0.35%	$114,479	0.40%

A discussion regarding the basis for the Trustees approving the investment advisory agreements for the Investment Funds is available in the Trust’s annual report to unitholders covering the fiscal year ended September 30, 2006.

INVESTING IN THE TRUST

WHO MAY INVEST

The Trust offers its Investment Funds only to Qualified Trusts.  Qualified Trusts are either:

•                  Trusts which are exempt from taxation under Section 501(a) of the Code, and which have been established by Eligible Employers to effectuate pension or profit sharing plans which are qualified under Section 401(a) of the Code, or

•                  Individual retirement trusts or custodial accounts which are exempt from taxation under Section 408(e) of the Code and which have been established by Individual Retirement Accountholdersto effectuate an individual retirement trust or custodial agreement which is maintained in conformity with Section 408(a) of the Code, including Roth IRAs as defined in Code Section 408A.

Eligible Employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, organizations which are determined by the Trustees of the Trust to have business interests in common with other organizations participating in the Trust or self-employed individuals; provided, however, that the participation in the Trust of any self-employed individual or of any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, may be subject to the approval of the Trustees of the Trust.

Individual Retirement Accountholders are individuals for whom an individual retirement account has been established.

EMPLOYER SPONSORED PLANS

To participate in the Trust, an Eligible Employer must execute an agreement with the Trust or adopt resolutions or other documentation satisfactory to the Trustees (a “Participation Agreement”).  A Participation

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Agreement of an Eligible Employer adopts the Trust’s Agreement and Declaration of Trust as a part of the Plan of the Eligible Employer and provides that the provisions of the Agreement and Declaration of Trust shall be controlling with respect to the assets of the Plan transferred to the Trustees.  In addition, an Eligible Employer may elect to establish a Full Participating Trust, in which case the Participation Agreement also provides for the designation of the Trustees of the Trust as trustees of the Eligible Employer’s Plan and for the allocation of certain administrative plan responsibilities between the Trustees and Investment Fiduciaries designated by the Eligible Employer.

In the case of a Full Participating Trust arrangement, the Trust is responsible for allocating the Plan assets invested in the Trust among its various Investment Funds, and the Plan’s Investment Fiduciaries (other than the Trustees) have only limited ability to direct the investment among Funds.  However, subject to guidelines established by the Trustees, a Full Participating Trust may reserve to its Investment Fiduciaries Classification Authority, i.e., the authority to direct the proportions in which its Trust investments are divided between the investment classifications established by the Trust (e.g., equity funds, fixed-income funds) and, in the case of a Full Participating Trust implementing a defined benefit plan, Unit Direction Authority, i.e., the authority to direct investment of its assets in specified Investment Funds.  Participating Trusts other than Full Participating Trusts will have Unit Direction Authority.

Full Participating Trusts

The Participation Agreement which adopts the Agreement and Declaration of Trust is required to provide for the manner of administration of the Plan of Participation and the investment of its assets, including, among other things, any applicable allocation of authority between the Trustees and Investment Fiduciary designated by the Full Participating Employer with respect to the acquisition, retention and disposition of units of the Trust on behalf of the Full Participating Trust.

Purchasers of an Investment Fund or Funds by Full Participating Trusts are effected by the Trustees in their discretion, which is exercised consistently with the directions of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and/or Unit Direction Authority that has been reserved to the Investment Fiduciaries.

Subject to the approval of the Trustees, the benefits under a Plan of Participation may be funded through one or more funding agencies in addition to the Trust.  Such a plan, sometimes referred to as a “Plan of Partial Participation,” remains a Plan of Participation subject to the provisions of the Agreement and Declaration of Trust, and the Eligible Employer which sponsors it remains a Full Participating Employer, except that the Trustees have no responsibility with respect to the assets of a Plan of Partial Participation which are not held and administered by them under the Agreement and Declaration of Trust.  The Investment Fiduciaries of a Plan of Partial Participation are solely responsible for the manner in which the plan assets of such plan shall be diversified.  A Full Participating Employer sponsoring a Plan of Partial Participation is required to elect that the assets of its Full Participating Trust held by the Trustees shall be subject to Unit Direction Authority, and/or, with the consent of the Trustees, to Classification Authority.

•                  Defined Benefit Plans

A Full Participating Employer sponsoring a defined benefit Plan of Participation may elect to reserve to the Investment Fiduciaries Classification Authority or Unit Direction Authority, or both.  Except to the extent authority is reserved to Investment Fiduciaries, the Trustees, acting as the trustees of the Full Participating Trust established in connection with a defined benefit Plan, determine in their discretion the Investment Funds which will be acquired, retained and disposed of by the Full Participating Trust.  In this connection, the Trustees may establish guidelines as to proportions of the units held in such Full Participating Trust which shall be allocated among various Investment Funds and may take into account characteristics of the Plan of Participation, Full Participating Employer, Plan participants, or other factors as they may deem relevant.

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For Full Participating Trusts that are Defined Benefit Plans, the Trustees have established two classifications for the purposes of reserving Classification Authority: fixed-income investments and equity investments.  The Trustees may change the Investment Classifications or add new classifications from time to time.

The allocation of the assets of a Full Participating Trust among Investment Funds are effected in conformity with the funding policy established with respect to the Plan of Participation in accordance with the provisions of the Agreement and Declaration of Trust.  The Trustees may establish guidelines with respect to the allocation of units where discretion has been reserved to Investment Fiduciaries, taking into account such characteristics of the Plan of Participation, Full Participating Employer, plan participants or other factors as they may deem relevant.  To the extent permitted by the Employee Retirement Income Security Act of l974, as amended (“ERISA”), and subject to the requirements of any guidelines so established, the Trustees will follow the investment directions of the Investment Fiduciaries and will have no liability or responsibility with respect to such directions.

•                  Defined Contribution Plans

For Full Participating Trusts that are Defined Contribution Plans, the Trustees have established two classifications for the purposes of reserving Classification Authority: fixed-income investments and equity investments.  The Trustees may change these classifications or add new classifications from time to time.

Each Full Participating Employer sponsoring a defined contribution plan which is funded under a Full Participating Trust is required to elect in its Participation Agreement the classifications among which contributions under such plan shall be allocated.  The Trustees may, upon the request of such Full Participating Employer or Investment Fiduciaries, if any, establish other investment classifications, which include other classes of units selected by such Full Participating Employer or its Investment Fiduciaries.  The Full Participating Employer or its Investment Fiduciaries shall provide the Trust with investment instructions in respect of contributions made under its defined contribution plan specifying the classifications under which contributions are to be invested.  The Trustees shall invest contributions and make withdrawals so as to preserve the classification proportions that have been specified.  To the extent permitted by ERISA, the Trustees shall have no liability or responsibility for the determination of the Investment Funds included in a special defined contribution Investment Classification directed by a Full Participating Employer or its Investment Fiduciaries.  The allocation of the assets among the classifications established by the Trustees and the selection of the Investment Funds shall be subject to the funding policy established with respect to the defined contribution plan in accordance with the provisions of the Agreement and Declaration of Trust and such guidelines as may be established by the Trustees.

Participating Trusts of Eligible Employers other than Full Participating Trusts

Participating Trusts of Eligible Employers other than Full Participating Trusts can effect purchases of specific Investment Funds by entering into a Participation Agreement and by sending the Trust investment instructions on a Participation Agreement and Purchase Order Application available to an Eligible Employer’s plan fiduciaries.  The application can be obtained from the offices of RSI Retirement Trust at 150 East 42nd Street, 27th Floor, New York, NY  10017-5633, or Retirement System Distributors Inc. (“Distributor”), at the same address.  Completed applications and funds in the form of checks can be submitted in person to the office of the Trust or by mail.  Investors wishing to purchase units by means of wire transfer should contact the Distributor.

The Distributor may enter into agreements with various outside brokers on behalf of the Trust through which Participating Trusts of Eligible Employers other than Full Participating Trusts may purchase units of Investment Funds.  Such units may be held by such outside brokers in an omnibus account rather than in the name of the Participating Trusts.

Participating Trusts of Eligible Employers other than Full Participating Trusts, including those which hold Investment Funds through outside brokers, may purchase additional units of Investment Funds by telephone if they

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have made arrangements in advance with the Trust.  To place a telephone order, such Participating Trusts or brokers should call the Distributor at 1-800-772-3615.

INDIVIDUAL RETIREMENT ACCOUNTS (“IRAS”)

Individual Retirement Accounts (both traditional IRAs and Roth IRAs) are eligible for participation in the Trust.  The Trust serves solely as the investment vehicle for the IRAs.  IRA Accountholders may purchase units of all Investment Funds.  In order for an IRA to participate in the Trust, the Accountholder must send a completed Traditional IRA/Roth IRA Application and Transfer Form to the Distributor or to RSGroup Trust Company as trustee, indicating the type of IRA involved and instructing the custodian how to allocate the investment among the various Investment Funds.  Subsequent investments will be made according to the asset allocation accompanying the applicable additional purchase order form.

Traditional IRA/Roth IRA Application and Transfer Forms can be obtained by writing to the Distributor Attn.:  Investor Services, at 150 East 42nd Street, 27th Floor, New York, NY  10017-5633, or by calling the Distributor’s Individual Retirement Account Investor Services line at 1-800-772-3615.  Completed Traditional IRA/Roth IRA Application and Transfer Forms and contribution checks can be submitted in person to the office of the trustee or Trust or by mail to the above address.  Investors wishing to purchase units by means of wire transfer should contact the Distributor.

PURCHASES

There is no minimum initial investment for the Trust or for any of its Investment Funds, and subsequent investments may be made in any amount.  There are no sales loads, and all funds will be invested in full and fractional units at NAV.

The purchase price for units of each Investment Fund will be the NAV per unit next determined following receipt of a properly completed investment application form at the office of the Trust.   If the application form is not properly completed, the order may be delayed during the time needed to obtain the required information.

Units are not transferable, and certificates representing units of the Trust will not be issued.

The Trust reserves the right in its sole discretion to (a) suspend the availability of its units, or (b) reject requests for admission, when in the judgment of the Trustees such suspension or rejection is in the best interests of the Trust.  In addition, the availability of Investment Funds to Full Participating Trusts shall be subject to the applicable authorizing election of the Full Participating Employer and the guidelines established by the Trustees.

In order for a Participating Trust to purchase units, its trust agreement must contain an appropriate provision authorizing the investment of all or a portion of its assets in the Trust.

WITHDRAWALS AND EXCHANGES

Withdrawals from Investment Funds (Redemptions)

All or a portion of the units held in any of the Investment Funds can be redeemed at any time.

The withdrawal price will be the NAV per unit next determined following receipt of instructions for withdrawal, together with all other required documents, in proper form at the office of the Trust.  Generally, a request must be accompanied by appropriate evidence of authority and authorization (e.g., certified resolutions, incumbency and signature certificates, evidence of any required governmental approval, and a signature guarantee for certain Individual Retirement Accounts).  A signature guarantee will be required if the distribution is: payable to

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someone other than the Accountholder; to be invested in a joint tenancy account; mailed to an address other than that listed on the account registration; or greater than $25,000.  The value of a unit on withdrawal may be more or less than the value upon admission to the Investment Fund, depending upon the value at the time of withdrawal of the assets in the Investment Fund, from which the units are withdrawn.

Withdrawals are subject to determination by the Trustees that the Redemption Request Form or new custodian’s transfer form has been properly completed.  If these forms are sent by facsimile transmission, distribution is subject to receipt by the Trust of the original form.

If the redemption request is not properly completed or does not contain all required documents, the order may be delayed while Retirement System Consultants Inc. ascertains and obtains, if required, the information necessary to properly complete the redemption request and forward it to the Trust.

A redemption request filed by a Participating Trust (including an Individual Retirement Account) which is not properly completed will be directed to Retirement System Consultants Inc. for clarification.  Retirement System Consultants Inc. will ascertain and obtain, if required, the information necessary to properly complete the redemption request and forward it to the Trust.  If such redemption request is transmitted to the Trust in proper form by the close of trading (normally 4:00 p.m., Eastern Time), the withdrawal will be effected at the NAV determined as of the close of business on that day.  Otherwise, such withdrawal will be based on the next determined NAV.

Payment for units withdrawn by a Participating Trust which is not a Full Participating Trust (including an Individual Retirement Account) will be made by check drawn in favor of the trustee or custodian of such Participating Trust.  Payment for units withdrawn by a Full Participating Trust will be made to the Trustees in their capacities as the trustees of such Full Participating Trust to be administered in accordance with the Agreement and Declaration of Trust.

Participating Trusts (other than Individual Retirement Accounts) can make withdrawals at any time by filing the redemption request form provided by the Trustees at the Trust’s office.

Individual Retirement Accountholders can request a distribution of account units at any time, by completing a Redemption Request Form, which is available by calling the Distributor’s Individual Retirement Account Investor Services line at 1-800-772-3615, or by writing to the Distributor, Attn.: Investor Services, at 150 East 42nd Street, 27th Floor, New York, NY  10017-5633.  A redemption of account units can also be accomplished by filing a completed transfer form of another trustee or custodian.

Withdrawal of units by a Full Participating Trust shall be made only by the Trustees, in their capacities as trustees of a Full Participating Trust, acting in their discretion consistently with the directions of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and/or Unit Direction Authority and to the allocation directions relating to DC Investment Classifications provided with respect to Full Participating Trusts established under defined contribution plans.

Payment for units withdrawn will normally be made, in the case of Full Participating Trusts, to the Trustees in their capacities as trustees of the Full Participating Trust or, in the case of Participating Trusts other than Full Participating Trusts (including Individual Retirement Accounts), to the trustee or custodian of such Participating Trust, within one business day of the determination of NAV following receipt of documents in proper form, but in no event will payment be made more than seven days after such receipt.  The payment may be delayed or the right of withdrawal from any Investment Fund suspended at times when (a) trading on the New York Stock Exchange is restricted or closed for other than customary weekends and holidays, (b) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of an Investment Fund not reasonably practicable, or (c) the SEC has by order permitted such suspension.

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Withdrawal Due to Disqualification

Disqualification of a Participating Trust (other than an Individual Retirement Account) could result from actions taken by the trustee thereof or by the administrators or fiduciaries of the plan with respect to which it has been established.  In that event, a determination of disqualification may be made by the Internal Revenue Service or by a court.  If at any time a Participating Trust is disqualified, the Trustees will withdraw all units of such Participating Trust at the NAV next determined after the Trustees are apprised of such disqualification.  Payments for units withdrawn by the Trustees upon disqualification will be made as described above.

Exchanges

Units in any Investment Fund may be exchanged without cost for units in any other Investment Fund.  Exchanges may be effected by Participating Trusts other than Full Participating Trusts (but not including Individual Retirement Accounts), and by Full Participating Trusts subject to Unit Direction Authority, by sending completed investment instructions to the Trustees.  Exchange of units by a Full Participating Trust other than a Full Participating Trust subject to Unit Direction Authority, shall be made only by the Trustees in their capacities as trustees of such Full Participating Trust, acting in their discretion consistently with the direction of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and to the allocation directions relating to DC Investment Classifications provided with respect to Full Participating Trusts established under defined contribution plans.  Investment exchange forms can be obtained from the Trust at its office.  Completed investment exchange forms can be returned in person or by mail to the Trust.

Individual Retirement Accountholders may exchange units in any Investment Fund for units in any other Investment Fund without cost either by completing a Traditional IRA and Roth IRA Exchange Request Form, by telephone, or via the internet.  The form is available by calling the Distributor’s Individual Retirement Account Investor Services line at 1-800-772-3615 or by writing to the Distributor, Attn.: Investor Services, at 150 East 42nd Street, 27th Floor, New York, NY  10017-5633.  Exchanges may be effected by an Individual Retirement Accountholder by sending a completed Exchange Request Form to the trustee of the Individual Retirement Account.  Any exchange transacted through the use of the Exchange Request Form will be based on the respective NAVs of the units involved next determined after receipt of instructions for an exchange at the office of the Trust prior to the close of trading (normally 4:00 p.m., Eastern Time).  These exchanges are subject to determination by the Trustees that the investment exchange form has been properly completed.

If the exchange is to be completed by telephone or via the internet, the IRA trustee will be entitled to rely and act upon any telephonic or internet instructions, deemed to be in proper form, received from any person directing the exchange of investments in the account(s) for other investments allowed to be exchanged; provided that the Trust is then available for sale in the Individual Retirement Accountholder’s state of residence.  The IRA trustee will not incur liability, cost or expense arising out of any telephonic or internet exchange request effected pursuant to telephonic or internet instructions.  Any exchange transacted by telephone or via the internet will be based on the respective NAVs of the units involved next determined after instructions and prior to the close of business (normally 4:00 p.m., Eastern Time).  (The trustee of all Individual Retirement Accounts is a Participating Trust of the Trust, although not a Full Participating Trust.)

The interests of the Trust’s long-term unitholders may be adversely affected by certain short-term trading activity by Fund unitholders.  Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, or dilute the value of Fund units held by long-term unitholders.  This type of excessive short-term frequent trading activity is often referred to as “market timing.”  The Funds are not intended as vehicles for market timing.

No specific limitations on unitholder transactions have been adopted.  The majority of Trust assets are held in accounts pursuant to which the Trust has been granted discretion as to the allocation of the investment among the Trust’s various Investment Funds.  Although other accounts, such as 401(k) accounts, are allowed to trade without limitation, none of the investment funds has experienced disruptions or other problems due to excessive trading in

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Investment Fund units.  The Trust monitors the trading activity in the Investment Funds and, if disruptive trading activity is observed, will consider the adoption of appropriate limitations or restrictions.

The Trust, in determining its NAV, may use fair value pricing as described in the “Valuation of Units” section.  Fair value pricing may reduce or eliminate the profitability of certain market timing strategies.

Fair value prices are determined by the Trust according to procedures adopted by the Trustees.  When fair value pricing is employed, the prices of securities used by the Trust to calculate its NAV may differ from quoted or published prices for the same securities.

VALUATION OF UNITS

NAV per unit of each Investment Fund is determined by dividing the total value of the Investment Fund’s assets, less any liabilities, by the number of units of such Investment Fund outstanding.  The Trust determines the value of the assets held in each Investment Fund as of the close of trading (normally 4:00 p.m. Eastern Time).

Current market prices are used to value Fund assets except for debt securities with remaining maturities of sixty-days or less, which are valued on the basis of amortized cost.  In the absence of an ascertainable market value, assets are valued at their fair market value as determined by the officers of the Trust using methods and procedures reviewed and approved by the Trustees.  Investments denominated in foreign currencies are valued in United States dollars at the prevailing rate of exchange.  Because foreign markets may trade when U.S. markets are closed, the value of securities may change while purchase or redemption is not available.

The Trust does not ordinarily declare and pay dividends on its investment income.  Income earned on assets in an Investment Fund is included in the total value of such Investment Fund’s assets.

The Trust has adopted, for each of the Investment Funds, valuation procedures for the fair value pricing of securities.  These procedures for fair value pricing will be employed, among other instances, whenever the investment adviser or sub-adviser believes that market quotations for a security are unreliable or not available, for securities that the investment adviser or sub-adviser believe have been priced incorrectly, or securities affected by an event that the investment adviser or sub-adviser believes with a reasonably high degree of certainty has caused the closing market price of one of the Trust’s portfolio securities to no longer reflect its value at the time of the Trust’s NAV calculation.  Under these valuation procedures for fair value pricing of securities, the valuation of a security shall be made on the basis of many factors that include the liquidity of the security, the issuer’s financial condition, the price of any recent transactions or bid/offers for such security, other analytical data, or any other factor consistent with the valuation of similar securities held by other affiliated funds.

As noted above, in the discussion of short-term trading and market timing under “Withdrawals and Exchanges — Exchanges,” without the use of fair value pricing procedures, an investor employing certain market timing strategies may be able to use differences between closing prices and market valuations of an Investment Fund’s portfolio securities to engage in arbitrage vis-à-vis an Investment Fund, especially one with international investments.  Fair value pricing may reduce or eliminate the profitability of such strategies.

DISTRIBUTIONS AND TAXES

With respect to the plans of Eligible Employers, the Trust has received from the Internal Revenue Service a determination that it is a commingled trust which is exempt from taxation under Section 501(a) of the Code with respect to funds derived from Participating Trusts which are pension or profit-sharing trusts maintained in conformity with Section 401(a) of the Code.

In order for the Trust to maintain its tax-exempt status, only Qualified Trusts (including Individual Retirement Accounts) may participate in the Trust.  In addition, all corpus and income belonging to any Qualified

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Trust must be used exclusively for the benefit of the participants and their beneficiaries under that Qualified Trust.  No Participating Trust may assign any part of its interest in the Trust.  The Trust must, at all times, be maintained as a domestic trust in the United States, and there must be a separate accounting for the interest of each Participating Trust in the Trust.

The Trust does not intend to declare a dividend from its net investment income or to make distributions of any gains realized on sales of portfolio securities.  Income on, and gains realized from the sale of, portfolio securities of each Investment Fund will be added to the total asset value of the assets of such Investment Fund and expenses and losses realized from the sale of portfolio securities of each Investment Fund will be subtracted from the total asset value of the assets of such Investment Fund.

Payments for units withdrawn from the Trust are not taxable upon their distribution to the trustees of a Qualified Trust which is qualified under Section 401(a) or 408(e) of the Code.  Distributions from such a trust to the beneficiaries thereof may be subject to Federal income taxation, unless “rolled over” into another tax-qualified trust or Individual Retirement Account.  Qualifying distributions from a Roth IRA are not includable in gross income for Federal income tax purposes.

The foregoing describes only certain Federal tax considerations relating to the Trust.  Among other things, it does not describe other tax laws such as state or local taxes, does not describe the deductibility of contributions to Participating Trusts and does not describe the taxation of individual participants on the receipt of distributions from Participating Trusts.  Trust Participants and Eligible Employers and Individual Retirement Accountholders should consult their individual tax advisors with respect to the taxes applicable to or in respect of their Plans.

SELECTIVE DISCLOSURE OF FUNDS’ HOLDINGS

Please consult the Fund’s Statement of Additional Information for a description of the policies and procedures that govern disclosure of the Trust’s portfolio holdings.  Generally, the Trust’s portfolio holdings are published by inclusion in the Trust’s annual and semi-annual reports to shareholders and by filing schedules of investments with the SEC on a quarterly basis.

ADMINISTRATION OF THE TRUST

The Distribution Agreement

The Trust has entered into a Distribution Agreement with the Distributor, whereby the Distributor will distribute and promote the sale of units in the Trust’s Investment Funds.

Pursuant to the Distribution Agreement, the Distributor is responsible for paying all distribution expenses incurred in connection with the performance of its services on behalf of the Trust.  Distribution expenses are expenses that represent payment for activities primarily intended to result in the sale of units and include: (a) distribution services, including processing transactions and answering inquiries from new or prospective investors; (b) marketing and promotional activities, including advertising and direct mail promotions; (c) preparing, printing and distributing advertising and sales literature; and (d) market research.

The Service Agreement

The Trust has entered into a Service Agreement with Retirement System Consultants Inc. (the “Service Company”), whereby the Service Company provides the Trust with the general administrative and related services necessary to carry on the affairs of the Trust.

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Pursuant to the Service Agreement, the Service Company has agreed to:  (a) manage, supervise and conduct the affairs and business of the Trust; (b) provide the Trust with office space, equipment and personnel, and certain clerical and back office services; (c) provide the Trust with stock transfer agent and registrar services; (d) provide the Trust with certain plan administrative services necessary due to the fact that the Trustees of the Trust are the Trustee Administrator for each of the affected Participating Trusts under the Trust’s Agreement and Declaration of Trust; and (e) provide the Trust with certain administrative services in connection with Individual Retirement Accounts.  In addition, the Service Company provides information relating to the allocation of assets between equities and fixed-income obligations and within specified Investment Funds of the Trust.

Custodian

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, acts as custodian of the assets of the Trust.

Expenses

All fees and expenses incurred in the administration of the Trust (other than expenses relating to the administration of Plans of Participation and any maintenance fee charged to Individual Retirement Accountholders), are charged to the Trust.  Expenses relating to the administration of Plans of Participation are charged to Full Participating Employers.  Expenses relating to the administration of Individual Retirement Accounts are charged to Individual Retirement Accountholders.  Examples of expenses relating to the administration of Plans of Participation and Individual Retirement Accounts are general overhead expenses (other than for investment), and particular expenses arising from services to particular Plans of Participation and Individual Retirement Accounts, which are recorded on the basis of time records maintained by the Service Company and actuarial expense.  Expenses chargeable to the Trust which are directly attributable to a particular Investment Fund are charged to that Investment Fund’s operations.  Expenses which are not attributable to a particular Investment Fund are allocated among the Investment Funds on bases which are deemed equitable by the Trustees.

Units of Beneficial Interest and Voting Rights

The units offered by the Trust constitute units of beneficial interest in the respective Investment Funds as to which they have been issued.  The Agreement and Declaration of Trust permits the Trustees to create an unlimited number of Investment Funds.  Each class of units designated as a separate Investment Fund represents a separate pool of assets.  Currently, the Trust is offering units of beneficial interest in the six Investment Funds described in this Prospectus.  The Trustees may classify or reclassify units into one or more Investment Funds so long as such classification or reclassification does not have a material adverse effect on Participating Trusts which own the units.

The units of each Investment Fund are fully paid and non-assessable, except as described in the last paragraph hereunder, have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.  The voting rights of the units held by a Participating Trust are exercised by the named fiduciary or fiduciaries of the related plan who have been duly vested in accordance with the provisions of ERISA, with authority to invest assets of the plan in units of the Trust or, if applicable, the Individual Retirement Accountholder (“Trust Participant”).  A Trust Participant is entitled to one vote for each full unit (and a fractional vote for each fractional unit) outstanding on the books of the Trust in the name of the Participating Trust.  The units of each Investment Fund have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of the Trustees can elect 100% of the Trustees if they choose to do so.  On any matter submitted to a vote of Trust Participants, all units of the Trust then issued and outstanding and entitled to vote, irrespective of the class, will be voted in the aggregate and not by class, except (a) when required by the Investment Company Act, units shall be voted by individual classes; and (b) when the matter affects an interest of less than all classes, then only Trust Participants of Participating Trusts which own units of the affected series shall be entitled

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to vote.  Units vote in the aggregate on matters such as the election of Trustees; whereas, units are voted by class on matters such as the approval of an Investment Management Agreement and changing certain investment restrictions.

No certificates will be issued for Trust units.  Trust units are not transferable or assignable.

Participating Trusts may be subject to liability for obligations of the Trust under the laws of some jurisdictions.  Therefore, the Agreement and Declaration of Trust contains a disclaimer of liability of Participating Trusts and requires notice of such disclaimer be given in each obligation entered into or executed by the Trustees.  It also provides for an indemnification out of Trust property for any Participating Trust held liable for the obligations of the Trust.

FINANCIAL HIGHLIGHTS

The information for the years ended September 30, 2004, 2005 and 2006 has been audited by Anchin, Block & Anchin LLP, whose report thereon, which is incorporated by reference, appears in the Trust’s 2006 Annual Report to unitholders.  The information for the years ended September 30, 2002 and 2003 has been audited by another independent registered public accounting firm. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.  Further performance information is contained in the 2006 Annual Report which may be obtained without charge.  See, “Statement of Additional Information – Financial Statements.”

32

	Core Equity Fund
	Year Ended
	9/30/06	9/30/05	9/30/04	09/30/03	09/30/02
Per Unit Operating Performance:*+

Net Asset Value, beginning of the year	$8.55	$7.60	$7.05	$6.08	$8.02

Income (Loss) from Investment Operations:

Net investment income	0.03	0.05	0.02	__ **	0.04
Net realized and unrealized gain (loss) on investments and futures	0.68	0.90	0.53	0.97	(1.98)
Total from Investment Operations	0.71	0.95	0.55	0.97	(1.94)
Net Asset Value, end of the year	$9.26	$8.55	$7.60	$7.05	$6.08
Total Return	8.34%	12.46%	7.74%	16.02%	(24.19)%

Ratios/Supplemental Data:

Ratios to average net assets
Total Expenses	(1.20)%	(1.18)%	(1.17)%	(1.10)%	(1.04)%
Net Expenses	(1.18)%	(1.17)%	(1.17)%	(1.10)%	(1.04)%
Net investment income (loss)	0.31%	0.59%	0.23%	(0.06)%	0.46%
Portfolio turnover rate	35.90%	61.73%	52.45%	120.81%	39.24%
Net Assets, end of the year ($1,000’s)	$130,211	$128,208	$143,653	$153,062	$128,882

*                 For a unit outstanding throughout the period using average units basis.

**          Less than $0.01 per unit.

+                 Financial highlights per unit amounts have been restated for all periods reflected for a ten for one unit split which occurred after close of  business on May 8, 2006.

33

	Value Equity Fund
	Year Ended
	9/30/06	09/30/05	09/30/04	09/30/03	09/30/02
Per Unit Operating Performance:*+

Net Asset Value, beginning of the year	$10.08	$8.95	$7.56	$6.41	$7.75

Income (Loss) from Investment Operations:

Net investment income	0.12	0.09	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	1.10	1.04	1.32	1.09	(1.41)
Total from Investment Operations	1.22	1.13	1.39	1.15	(1.34)
Net Asset Value, end of the year	$11.30	$10.08	$8.95	$7.56	$6.41
Total Return	12.15%	12.61%	18.31%	17.95%	(17.22)%

Ratios/Supplemental Data:

Ratios to average net assets
Total Expenses	(1.25)%	(1.25)%	(1.24)%	(1.32)%	(1.26)%
Net Expenses	(1.24)%	(1.25)%	(1.24)%	(1.32)%	(1.24)%
Net investment income	1.17%	0.99%	0.82%	0.91%	0.84%
Portfolio turnover rate	29.72%	22.40%	51.63%	77.13%	47.13%
Net Assets, end of the year ($1,000’s)	$102,671	$96,216	$102,236	$80,423	$65,726

*	For a unit outstanding throughout the period using average units basis.
+	Financial highlights per unit amounts have been restated for all periods reflected for a ten for one unit split which occurred after close of business on May 8, 2006.

34

	Emerging Growth Equity Fund
	Year Ended
	9/30/06	09/30/05	09/30/04	09/30/03	09/30/02
Per Unit Operating Performance:*+

Net Asset Value, beginning of the year	$8.47	$7.39	$6.28	$5.11	$7.48

Income (Loss) from Investment Operations:

Net investment loss	(0.07)	(0.06)	(0.07)	(0.05)	(0.13)
Net realized and unrealized gain (loss) on investments	0.24	1.14	1.18	1.22	(2.24)
Total from Investment Operations	0.17	1.08	1.11	1.17	(2.37)
Net Asset Value, end of the year	$8.64	$8.47	$7.39	$6.28	$5.11
Total Return	2.07%	14.56%	17.62%	23.06%	(31.73)%

Ratios/Supplemental Data:

Ratios to average net assets
Total Expenses	(1.88)%	(1.83)%	(1.83)%	(1.96)%	(1.99)%
Net Expenses	(1.84)%	(1.79)%	(1.83)%	(1.96)%	(1.97)%
Net investment loss	(0.79)%	(0.77)%	(1.02)%	(0.98)%	(1.73)%
Portfolio turnover rate	74.54%	129.49%	88.67%	161.68%	98.10%
Net Assets, end of the year ($1,000’s)	$58,160	$61,627	$67,373	$68,237	$52,867

*	For a unit outstanding throughout the period using average units basis.
+	Financial highlights per unit amounts have been restated for all periods reflected for a ten for one unit split which occurred after close of business on May 8, 2006

35

	International Equity Fund
	Year Ended
	09/30/06	09/30/05	09/30/04	09/30/03	09/30/02
Per Unit Operating Performance:*+

Net Asset Value, beginning of the year	$13.44	$10.20	$8.73	$7.57	$9.11

Income (Loss) from Investment Operations:

Net investment income	0.09	0.04	0.06	0.09	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.42	3.20	1.41	1.07	(1.58)
Total from Investment Operations	2.51	3.24	1.47	1.16	(1.54)
Net Asset Value, end of the year	$15.95	$13.44	$10.20	$8.73	$7.57
Total Return	18.71%	31.67%	16.86%	15.35%	(16.89)%

Ratios/Supplemental Data:

Ratios to average net assets
Total Expenses	(1.77)%	(1.86)%	(1.61)%	(1.70)%	(1.71)%
Net Expenses	(1.74)%	(1.85)%	(1.61)%	(1.70)%	(1.71)%
Net investment income	0.62%	0.34%	0.63%	1.13%	0.48%
Portfolio turnover rate	81.99%	90.95%	98.88%	24.50%	17.60%
Net Assets, end of the year ($1,000’s)	$72,524	$63,112	$61,161	$57,042	$44,696

*	For a unit outstanding throughout the period using average units basis.
+	Financial highlights per unit amounts have been restated for all periods reflected for a five for one unit split which occurred after close of business on May 8, 2006.

36

	Actively Managed Bond Fund
	Year Ended
	09/30/06	09/30/05	09/30/04	09/30/03	09/30/02
Per Unit Operating Performance:*+

Net Asset Value, beginning of the year	$10.67	$10.39	$10.10	$9.83	$9.11

Income (Loss) from Investment Operations:

Net investment income	0.50	0.46	0.43	0.51	0.53
Net realized and unrealized gain (loss) on investments	(0.15)	(0.18)	(0.14)	(0.24)	0.19
Total from Investment Operations	0.35	0.28	0.29	0.27	0.72
Net Asset Value, end of the year	$11.02	$10.67	$10.39	$10.10	$9.83
Total Return	3.30%	2.72%	2.83%	2.73%	7.97%

Ratios/Supplemental Data:

Ratios to average net assets
Total Expenses	(1.10)%	(1.09)%	(1.03)%	(0.93)%	(0.89)%
Net investment income	4.64%	4.38%	4.20%	5.11%	5.69%
Portfolio turnover rate	8.61%	29.07%	53.28%	77.69%	28.28%
Net Assets, end of the year ($1,000’s)	$109,370	$108,457	$127,483	$134,277	$131,720

*	For a unit outstanding throughout the period using average units basis.
+	Financial highlights per unit amounts have been restated for all periods reflected for a five for one unit split which occurred after close of business on May 8, 2006.

37

	Intermediate-Term Bond Fund
	Year Ended
	09/30/06	09/30/05	09/30/04	09/30/03	09/30/02
Per Unit Operating Performance:*+

Net Asset Value, beginning of the year	$8.89	$8.71	$8.57	$8.43	$8.10

Income (Loss) from Investment Operations:

Net investment income	0.36	0.34	0.27	0.27	0.39
Net realized and unrealized loss on investments	(0.09)	(0.16)	(0.13)	(0.13)	(0.06)
Total from Investment Operations	0.27	0.18	0.14	0.14	0.33
Net Asset Value, end of the year	$9.16	$8.89	$8.71	$8.57	$8.43
Total Return	3.04%	2.09%	1.59%	1.66%	4.15%

Ratios/Supplemental Data:

Ratios to average net assets
Total Expenses	(1.51)%	(1.47)%	(1.38)%	(1.37)%	(1.33)%
Net investment income	4.02%	3.87%	3.11%	3.20%	4.73%
Portfolio turnover rate	14.27%	30.62%	71.15%	99.53%	71.62%
Net Assets, end of the year ($1,000’s)	$28,670	$29,030	$35,488	$38,204	$40,577

*	for a unit outstanding throughout the period using average units basis.
+	Financial highlights per unit amounts have been restated for all periods reflected for a five for one unit split which occurred after close of business on May 8, 2006.

38

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as counsel for the Trust.  Anchin, Block & Anchin LLP, 1375 Broadway, New York, NY  10018, serves as independent registered public accounting firm of the Trust.

No person has been authorized in connection with the offering made hereby to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and, if given or made, such representations must not be relied upon as having been authorized.

39

[BACK COVER]

RSI RETIREMENT TRUST

The Trust has filed with the Securities and Exchange Commission (“SEC”) a Statement of Additional Information (“SAI”) which sets forth additional and more detailed information about the Trust.  The SAI is incorporated by reference into this Prospectus.

Additional information about the Trust’s investments is available in the Trust’s annual and semi-annual reports to unitholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Copies of the SAI or the annual or semi-annual reports to unitholders may be obtained without charge by contacting us at the address (Attention: Legal Compliance), telephone number, or website shown below.  You may also call the telephone number below to request other information about the Trust or to make unitholder inquiries.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room located at 100F Street, N.E., in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090.

Reports and other information about the Trust are available on the SEC’s internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C.  20549-0102.

Investment Company Act

File No. 811-04193

Broker/Dealer:

Retirement System

Distributors Inc.

150 East 42nd Street, 27th Floor

New York, NY  10017-5633

1-800-772-3615

www.rsgroup.com

PART B:  STATEMENT OF ADDITIONAL INFORMATION

RSI RETIREMENT TRUST

A no-load series mutual fund currently offering six investment funds.

Core Equity Fund
Value Equity Fund
Emerging Growth Equity Fund
International Equity Fund
Actively Managed Bond Fund
Intermediate-Term Bond Fund

This Statement of Additional Information is not a Prospectus.  It should be read in conjunction with the RSI Retirement Trust’s Prospectus dated February 1, 2007, which may be obtained by writing to RSI Retirement Trust, 150 East 42nd Street, New York, NY 10017, Attention:  Stephen P. Pollak, Esq.

The financial statements required to be included in this Statement of Additional Information are incorporated by reference from the RSI Retirement Trust’s Annual Report to Unitholders for the fiscal year ended September 30, 2006, which is available without charge upon request by calling 1-800-772-3615.

February 1, 2007

RSI RETIREMENT TRUST

History and Current Status

RSI Retirement Trust (the “Trust”) was established as a New York trust under the name The Savings Banks Retirement System pursuant to an Agreement and Declaration of Trust made as of October 22, 1940.  The Agreement and Declaration of Trust, as amended from time to time, is referred to as the “Declaration of Trust”.  The Declaration of Trust was amended effective as of August 31, 1984, to provide for the continued operation of the Trust as an open-end diversified investment company under the name of Retirement System for Savings Institutions.  Effective August 1, 1990 the Trust completed a reorganization and changed its name to RSI Retirement Trust.

The Trust currently offers six investment funds (“Investment Funds” or “Funds”):  Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund (together, the “Equity Funds”), Actively Managed Bond Fund and Intermediate-Term Bond Fund (together, the “Bond Funds”).  Each Fund has its investment objective and investment policies.  However, a number of investment policies and restrictions are common to all of the Funds or to the Equity Funds as a group or to the Bond Funds as a group.  There is no assurance that any Investment Fund will be able to achieve its investment objective.

As explained more fully below, the Trust has entered into an investment advisory agreement with Retirement System Investors Inc., a distribution agreement with Retirement System Distributors Inc. (the “Broker-Dealer”), and a service agreement with Retirement System Consultants Inc. (the “Service Company”), all of which are subsidiaries of Retirement System Group Inc. (“RSGroup®”).

Classification

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end diversified management investment company.  (Each of the Investment Funds also operates as a diversified company.)  Registration of the Trust with the SEC does not mean that the SEC has approved the Trust’s investment objectives and policies or passed upon the merits of the offering of beneficial interests in the Trust.

INVESTMENT STRATEGIES AND RISKS

The following information is provided to supplement the information in the prospectus relating to investment strategies and risks.  Unless otherwise indicated, the strategies and risks discussed apply to all Investment Funds.

Foreign Currency Transactions

The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Additionally, the International Equity Fund may incur costs in connection with conversions between various currencies.  The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Each Investment Fund may enter into forward foreign currency exchange contracts as described herein. When an Investment Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the United States dollar cost or proceeds.  By entering into a United States dollar forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Investment Fund will be able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency.  However, this tends to limit potential gains that might result from a positive change in such currency relationships.

When an investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the investment manager may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Investment Fund’s portfolio securities denominated in such foreign currency.  A forward contract may also be used to protect a portion of the portfolio denominated in a foreign currency against an adverse movement in the value of that currency relative to other currencies.  The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  No Investment Fund intends to enter into such forward contracts on a regular or continuous basis, and will not do so if, as a result, such Investment Fund would have more than 25% of the value of its total assets committed to such contracts.  No Investment Fund will enter into such forward contracts or maintain a net exposure in such contracts where such Investment Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Investment Fund’s portfolio securities or other assets denominated in that currency.  Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies (i.e., anticipated currency fluctuations will necessarily be considered as part of the investment decision process).  However, the Board of Trustees (“Trustees”) believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of an Investment Fund will be served.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract.  Accordingly, it may be necessary for an Investment Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Investment Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Investment Fund is obligated to deliver.

An Investment Fund’s dealing in forward foreign currency exchange contracts will be limited to the transactions described above.  Of course, no Investment Fund is required to enter into such transactions with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the investment manager.  The above-described method of protecting the value of an Investment Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  The method simply establishes a rate of exchange which one can achieve at some future point in time.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Cash Equivalents

A portion of any Investment Fund may be held in cash equivalents.  Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment or in which funds are invested when warranted for liquidity reasons or when market conditions warrant a temporary “defensive” investment strategy.  The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible.  The instruments may include, but are not limited to, repurchase agreements, obligations issued by or guaranteed by the United States government, its agencies or instrumentalities, obligations of banks, and commercial paper.  For a description of repurchase agreements, and for a further description of the other instruments, see, “Other Information About Fund Investments – Additional Information About Investments.”

Repurchase Agreements

Each Investment Fund may enter into repurchase agreements.  Under repurchase agreements, an Investment Fund purchases securities, bankers’ acceptances and certificates of deposit, from a bank, broker-dealer, savings and loan association or other recognized financial institution with a concurrent obligation of the seller to repurchase such security within a specified time or on notice at a fixed price (equal to the purchase price plus interest).  Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended (“Investment Company Act”).  Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the value of the total assets of any Investment Fund.  The Funds may enter into repurchase agreements for United States government securities, mortgage-related securities (as defined in the Securities Exchange Act of 1934), other asset-backed securities rated at least AA or the equivalent, and other corporate bonds, notes or other debt instruments rated at least A or the equivalent.  See, “Other Information About Fund Investments – Additional Information About Investments,” below.

In the event of a bankruptcy or a default of a seller of a repurchase agreement, an Investment Fund could experience costs and delays in liquidating the securities held as collateral and the Investment Fund might incur a loss if the value of the collateral held declined during this period.  Certificated securities purchased subject to resale must be placed in the physical possession of the Investment Fund’s custodian.  Uncertificated securities, such as Treasury Bills and most agency issues, which are recorded by book-entry on the records of the Federal Reserve Banks, must be transferred to the Fund’s custodian by appropriate entry in the Federal Reserve Banks’ records.  If the value of the securities purchased declines below the sales price, additional securities sufficient to make the value of the securities equal to the sales price thereof must be deposited with the Investment Fund’s custodian.  If the seller defaults, the Investment Fund might incur a loss if the value of the securities securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the securities.  In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the securities by the Investment Fund may be delayed or denied.

Reverse Repurchase Agreements

Each Investment Fund may enter into reverse repurchase agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the Trustees of the Investment Fund.  Such agreements involve the sale of securities held by the Investment Fund pursuant to the Investment Fund’s agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest.  Reverse repurchase agreements are considered to be borrowings by the Investment Fund and may be entered into only when the investment manager believes an Investment Fund’s earnings from the transaction will exceed the interest expense incurred.

Lending Portfolio Securities

Any Investment Fund may lend its portfolio securities where such loans are callable at any time and are continuously secured by collateral (cash, government securities or Letters of Credit) equal to no less than the market value, determined daily, of the securities loaned.  Securities may be lent to normal market participants such as broker-dealers.  An Investment Fund that lends its securities will receive dividends or interest paid on the securities loaned.  It may also earn interest on the loan itself.  On termination of the loan, the borrower is required to return the securities to the Investment Fund.  Any cash collateral deposited pursuant to loans of securities will be invested in cash equivalents including securities issued or guaranteed by the United States government, its agencies or instrumentalities.  Income earned on the instruments, minus any amounts paid to the borrower for the use of cash, will be added to the asset value of the Investment Fund, increasing the value of each unit.  At the same time, the value of the money market instrument may increase or decrease depending on movements in general interest rates during the period the instrument is held.  If a decrease in value is greater than the net amount of income earned on the money market instrument, the asset value of the Investment Fund, and the value of each unit in that Investment Fund, will decline if the Investment Fund bears the responsibility for such investment.  Letters of Credit will only be used if the issuing bank has a bond rating of “A” or better by one or more of the nationally known rating agencies.  Loans of portfolio securities will be limited to 33-1/3% of the value of each Investment Fund’s total assets.  Borrowers of portfolio securities may not be affiliated directly or indirectly with the Trust.  As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in securities loaned should the borrower of the securities fail financially.  However, these loans of portfolio securities will only be made to firms deemed to be creditworthy.

Futures and Options Transactions

Any Investment Fund may purchase and sell stock index futures contracts and futures contracts on financial instruments and related options for the purpose of hedging against changes in values of such Fund’s portfolio securities or options on stock indices held by such Fund.  An Investment Fund may also purchase and sell forward foreign currency exchange contracts and related options and forward currency contracts for the purpose of hedging against changes in foreign currency exchange rates and executing other hedging strategies relating to portfolio securities.  See, “Foreign Currency Transactions,” above.  Finally, any Investment Fund may invest in interest rate futures contracts and related options to hedge against changes in interest rates in relation to the interest rates that are reflected in portfolio securities.  The ability of an Investment Fund to hedge successfully will depend on the investment manager’s ability to forecast pertinent market movements, the success or accuracy of which cannot be assured.

Options are valued at their last purchase price as of the close of options trading on the applicable exchange.  Futures contracts are marked to market daily and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange.

An Investment Fund will not enter into futures contracts or related options if the aggregate initial margin and premiums exceed 5% of the liquidation value of such Investment Fund’s total assets, taking into account unrealized profits and losses on such contracts, provided, however, that in the case of an option that is in-the-money, the in-the-money amount may be excluded in computing such 5%.  The above restriction does not apply to the purchase or sale of futures contracts and related options for bona fide hedging purposes, within the meaning of regulations of the Commodity Futures Trading Commission.  For purposes of the foregoing, a call option is “in-the-money” when the current market price is above the strike price and a put option is “in-the-money” when the current market price is below the strike price.

Any Investment Fund may purchase call and put options on securities and on stock indices to attempt to increase such Investment Fund’s total return.  An Investment Fund may purchase call options when, in the opinion of the investment manager for such Investment Fund, the market price of the underlying security or index will increase above the exercise price.  An Investment Fund will purchase put options when the investment manager for such Investment Fund expects the market price of the underlying security or index to decrease below the exercise price.  When an Investment Fund purchases a call option it will pay a premium to the person writing the option and a commission to the broker selling the option.  If the option is exercised by the Investment Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly.

In addition, an Investment Fund may write covered put or call options on securities or stock indices.  By writing options, the Investment Fund limits its profit to the amount of the premium received.  By writing a call option, the Investment Fund assumes the risk that it may be required to deliver the security having a market value greater than at the time the option was written.  By writing a put option, the Investment Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.  An Investment Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of such Investment Fund’s net assets.

The staff of the SEC has taken the position that the purchase and sale of futures contracts and the writing of related options may involve senior securities for the purposes of the restrictions contained in the Investment Company Act on investment companies’ issuing senior securities.  However, the staff has issued letters declaring that it will not recommend enforcement action if an investment company:

(a)                      sells futures contracts to offset expected declines in the value of the investment company’s portfolio securities, provided the value of such futures contracts does not exceed the total market value of those securities (plus such additional amount as may be necessary because of differences in the volatility factor of the portfolio securities vis-à-vis the futures contracts);

(b)                     writes call options on futures contracts, stock indices or other securities, provided that such options are covered by the investment company’s holding of a corresponding long futures position, by its ownership of portfolio securities which correlate with the underlying stock index, or otherwise;

(c)                      purchases futures contracts, provided the investment company establishes a segregated account (“cash segregated account”) consisting of cash or cash equivalents in an amount equal to the total market value of such futures contracts less the initial margin deposited therefore; and

(d)                     writes put options on futures contracts, stock indices or other securities, provided that such options are covered by the investment company’s holding of a corresponding short futures position, by establishing a cash segregated account in an amount equal to the value of its obligation under the option, or otherwise.

The Fund will conduct its purchases and sales of futures contracts and writing of related options transactions in accordance with the foregoing.

There are risks associated with the use of futures contracts for hedging purposes.  In a declining market environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities owned by an Investment Fund.  Conversely, in a rising market environment the loss in the hedged position may be greater than the capital appreciation that an Investment Fund may experience in its securities positions.  Further, if market values do not fluctuate, an Investment Fund will sustain a loss at least equal to the commissions on the financial futures transactions and premiums paid.

The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying deliverable securities.  The difference between these two price movements is called “basis.”  There are occasions when basis becomes distorted. All investors in the futures market are subject to initial margin and variation margin requirements.  Rather than providing a variation margin, an investor may close out a futures position.  Changes in the initial and variation margin requirements may influence an investor’s decision to close out the position.  The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities.  The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying securities.  In the event investors decide to make or take delivery (which is unlikely), liquidity in the futures market could be reduced, thus producing temporary basis distortion.  Finally, the margin requirements in the futures market are lower than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

Under certain circumstances, successful use of futures contracts by an Investment Fund is also subject to the respective investment manager’s ability to correctly anticipate movements in the direction of the prices of the Investment Fund’s underlying securities.  For example, if an Investment Fund has hedged against the possibility of a decrease in the price of its securities and prices of such securities increase instead, the Investment Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if the Investment Fund has hedged with futures and has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements.  Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market.  The Investment Fund may have to sell securities at a time when it may be disadvantageous to do so.

In the futures market, it may not always be possible to execute a buy or sell order at the desired price or to close out a position due to market conditions, limits on open positions and/or daily price fluctuation limits.  Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate.  Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the contract can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit.  The holder of a futures contract may therefore be locked into its position by an adverse price movement for several days or more, to its detriment.  Should this occur, it may be possible for an investor to reduce its exposure to changing securities values through option transactions.

OTHER INFORMATION ABOUT FUND INVESTMENTS

Foreign Investment Risk

Investments may be made only in countries as approved by the Trustees.  The International Equity Fund sub-adviser will not consider investments in any of these markets until the investment adviser, the International Equity Fund custodian and Fund management are satisfied with local administrative and regulatory controls within each such market.  Investments in securities of non-United States issuers and in securities involving foreign currencies involve investment risks that are different from investments in securities of United States issuers involving no foreign currency, including the effect of different economies, changes in currency rates, future political and economic developments and possible imposition of exchange controls or other governmental restrictions.  There may also be less publicly available information about a non-United States issuer than about a domestic issuer, and non-United States issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers.  Most stock exchanges outside the United States have substantially less volume than the New York Stock Exchange and securities of some non-United States companies are less liquid and more volatile than securities of comparable domestic issuers.  There is generally less government regulation of stock exchanges, brokers and listed companies outside than in the United States.  In addition, with respect to certain countries there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in securities of issuers located in those countries.

Actively Managed Bond Fund and Intermediate-Term Bond Fund

Zero-coupon obligations pay no current interest.  Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity.  The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.  Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of alternative investments.  The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.

From time to time the Fund may invest in collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and certain stripped mortgage-backed securities.  CMOs generally represent a participation in, or are secured by, a pool of mortgage loans.  The CMOs in which the Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC.  Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets.  The Fund may invest in both the interest-only or “IO” class and the principal-only or “PO” class.  The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.  Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are lower than anticipated.

REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code of 1986, as amended (the “Code”).  Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages.  Once REMIC status is elected and obtained, the entity issuing the REMIC is not subject to federal income taxation.  Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC.  A REMIC interest must consist of one or more classes of “regular interests,” some of which may offer adjustable rates, and a single class of “residual interests.”  To qualify as a REMIC, substantially all of the assets of the entity generally must be assets directly or indirectly secured principally by real property.

Additional Information About Investments

Obligations Issued by or Guaranteed by the United States Government, its Agencies or Instrumentalities.  United States government obligations are bills, notes, bonds and other debt securities issued by the Treasury which are direct obligations of the United States government and differ primarily in length of their maturity.  These obligations are backed by the “full faith and credit” of the United States.  Obligations issued by an agency or instrumentality of the United States government are not direct obligations of the United States Treasury.  Such obligations include notes, bonds and discount notes which may or may not be backed by the full faith and credit of the United States.  Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association and the Farmers Home Administration.

Bank Obligations.  These obligations include, but are not limited to, negotiable certificates of deposit, bankers’ acceptances and fixed time deposits issued by United States banks and foreign banks.  Investments in United States bank obligations are limited to obligations of United States banks (including foreign branches), which are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation.  In addition, any United States bank whose obligations are held must have a class of unsecured debt obligations rated “A” or better by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, Fitch Ratings, Inc. or another nationally known rating service or, if not rated, be of comparable quality in the opinion of the investment manager.

Investments in foreign bank obligations are limited to United States dollar denominated obligations of foreign banks which at the time of investment:  (a) have more than ten billion dollars, or the equivalent in other currencies, in total assets; (b) in terms of assets, are among the seventy-five largest foreign banks in the world; (c) have branches or agencies in the United States; and (d) in the opinion of the investment manager, are of an investment quality comparable to obligations of United States banks which may be purchased.

Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest.  Generally, fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.  Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund’s right to transfer a beneficial interest in the deposit to a third party.

Obligations of foreign banks involve somewhat different investment risks from those affecting obligations of United States banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

Commercial Paper and Master Demand Notes Issued By United States Corporations.  Commercial paper is unsecured promissory notes issued to finance short-term credit requirements.  Investments in commercial paper will be limited to commercial paper rated “Prime-1” by Moody’s Investors Service, Inc., and rated “A-1” or better by Standard & Poor’s Corporation.  Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a United States commercial bank acting as agent for the payees of such notes.  Master notes are callable on demand by the payees, but are not marketable to third parties.  Consequently, the right to redeem such notes depends on the borrower’s ability to pay on demand.  The investment manager will take into account the creditworthiness of the issuer of master notes in making investment decisions with respect to such notes.

Bonds, Debentures or Notes Issued By United States Corporations.  Bonds, debentures or notes are obligations of the issuing company to repay a set amount of money on a specific date and to pay interest (usually semi-annually) at a fixed or floating rate until maturity thereof.  The corporate bonds, debentures and notes purchased by an Investment Fund consist of bonds, debentures and notes which are callable on demand or have a remaining maturity of less than one year and which are rated “A” or better by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, Fitch Ratings, Inc. or another nationally known rating service including all sub-classifications indicated by modifiers of such “A” ratings, or, if not rated, have comparable quality in the opinion of the investment manager.

INVESTMENT RESTRICTIONS

The following restrictions and fundamental policies [(a) through (o)] cannot be changed for any Investment Fund without the approval of the holders of a majority of the outstanding units of the affected Investment Fund or Funds.  Each Investment Fund may not:

(a)                            issue senior securities;

(b)                           borrow money in any Investment Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Investment Fund;

(c)                            underwrite any issue of securities;

(d)                           concentrate 25% or more of its total assets in securities of issuers in any one industry (for this purpose the United States government, its agencies and instrumentalities are not considered an industry).  Purchase any securities in an Investment Fund that would cause 25% or more of the value of that Investment Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (as defined by Standard & Poor’s); except that there is no limitation in any Investment Fund with respect to investments in obligations issued or guaranteed by the United States government or its agencies or instrumentalities;

(e)                            purchase or sell real estate, but this shall not prevent investments in instruments secured by real estate or interest therein or in marketable securities of issuers which invest in real estate or engage in real estate operations;

(f)                              make loans to other persons, except the Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed or of a type customarily purchased by institutional investors, may loan portfolio securities and may enter into repurchase and reverse repurchase agreements;

(g)                           with respect to at least 75% of the value of any Investment Fund’s total assets, purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States government, its agencies or instrumentalities) if as a result more than 5% of the value of the total assets of such Investment Fund would be invested in the securities of such issuer or all Investment Funds together would own more than 10% of the outstanding voting securities of such issuer; for purposes of this limitation, identification of the “issuer” will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security;

(h)                           invest in companies for the purpose of exercising control or management, except a company all the stock of which is owned by the Fund and which provides administrative services to the Fund and others;

(i)                               pledge, mortgage or hypothecate the assets of any Investment Fund to any extent greater than 10% of the value of the total assets of that Investment Fund;

(j)                               purchase securities (other than stock index futures contracts and futures contracts on financial instruments and related options) on margin or make short sales of securities;

(k)                            purchase or sell commodities or commodity contracts except futures contracts on financial instruments, such as bank certificates of deposit and United States Treasury securities, foreign currencies and stock indexes;

(l)                               invest in securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (“Investment Company Act”), the rules thereunder, or order(s) or interpretations of the SEC;

(m)                         participate on a joint or joint and several basis in any securities trading account;

(n)                           purchase from or sell portfolio securities to its Trustees, officers or other Interested Persons (as defined in the Investment Company Act) of the Fund, except as permitted by the Investment Company Act or any rules or orders thereunder;

(o)                           invest the assets of any Investment Fund in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand) to any extent greater than 10% of the value of the total assets of that Investment Fund.  If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, an Investment Fund has more than 10% of its assets invested in nonmarketable securities, the Investment Fund will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable consistent with the objective of limiting any loss that may be sustained upon such reduction.

Except as stated in (o) above, if an Investment Fund complies with a percentage restriction at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

Each Fund will provide sixty days’ prior written notice to shareholders of a change in its non-fundamental policy of investing the stated amounts (as described in the Prospectus) in investments suggested by each Fund’s name.

Securities Subject to Resale Restrictions

No Investment Fund will invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or which are not readily marketable, except for master demand notes, other securities payable upon demand, fixed-time deposits, notes secured by mortgages, repurchase agreements and instruments evidencing loans of securities.

Temporary Defensive Positions

A portion of any Investment Fund may be held in cash equivalents.  Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment or in which funds are invested when warranted for liquidity reasons or when market conditions warrant a temporary “defensive” investment strategy.  To the extent that an Investment Fund is employing a defensive investment strategy, it may not be able to achieve its objective.  The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible.  The instruments may include, but are not limited to, repurchase agreements, obligations issued by or guaranteed by the United States government, its agencies or instrumentalities, obligations of banks, and commercial paper.  For a description of repurchase agreements, see below, and for a further description of the other instruments, see above, “Other Information About Fund Investments – Additional Information About Investments.”

MANAGEMENT OF RSI RETIREMENT TRUST

The business and affairs of the Trust, a New York common law trust, are managed by the Trustees.  The Trustees perform the duties and undertake the responsibilities, in effect, of a board of directors of an investment company.  As Trustees, however, they must discharge their duties with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims.  The Trustees were last elected by vote of the Trust Participants at a meeting held on December 28, 2006.  Pursuant to the Trust’s Agreement and Declaration of Trust, the Trustees of the Trust have been divided into three classes of Trustees.  At each annual meeting, one class of Trustees is elected.  There is no limitation on the number of terms that may be served by any Trustee.  The Trustees of the Trust and their principal occupations are set forth below.  Each Trustee who is an Interested Person of the Trust, as defined in the Investment Company Act of 1940, as amended, is indicated in the table below under Interested Trustees.

The Trust has eight Trustees who are elected for staggered terms of three years each.  The Trustees are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the directors or trustees of investment companies by the Investment Company Act.  The officers of the Trust are the President, one or more Vice Presidents, a Secretary and a Treasurer.  The Trustees hold five regular meetings a year.  The Trust currently has five standing committees:  an Audit Committee, a Governance Committee, an Investment Committee, a Nominating Committee, and a Proxy Committee.  These committees meet from time to time between meetings of the Trustees to consider matters concerning the Trust.  At least a majority of the members of each committee, with the exception of the Proxy Committee, are not Interested Persons of the Trust as defined in the Act.

An important function of the Trustees is the selection of investment managers for the Investment Funds and the review and evaluation of their performance.  The Trustees periodically evaluate the performance of the investment managers and review the continued appropriateness of the structure of the Investment Funds.  The Trustees also periodically evaluate the allocation of assets among Investment Classifications and among Investment Funds and evaluate guidelines of investment for all Plans.

The Audit Committee, which met once during the Trust’s fiscal year ended September 30, 2006, presently consists of Messrs. Cronin, Collins, Mancino and Willis.  The Audit Committee reviews the professional services to be rendered by the Trust’s independent registered public accounting firm and the costs thereof.

It also reviews with such firm the results of its audit and such firm’s findings and recommendations, including those furnished on the adequacy of accounting controls.

The Governance Committee, which met once during the Trust’s fiscal year ended September 30, 2006, presently consists of Messrs. Chorbajian, Cronin and McKenna.  The Governance Committee addresses issues involving conflicts of interest between the Trust and Retirement System Group Inc. and its subsidiaries.  The Committee also addresses procedural issues of the Board of Trustees, including compensation matters.

The Investment Committee, which met seven times during the Trust’s fiscal year ended September 30, 2006, presently consists of Ms. Cox and Messrs. Chorbajian, Cronin and McKenna.  The Investment Committee reviews and evaluates the performance and the practices and procedures of the Trust’s investment managers, including practices relating to brokerage allocation, and makes recommendations to the Board of Trustees on the policies of such investment managers and any changes in brokerage allocation that should be made by such investment managers.

The Nominating Committee, which met once during the Trust’s fiscal year ended September 30, 2006, presently consists of Messrs. Chorbajian, Cronin and McKenna.  The Nominating Committee recommends Trustees to the Board for nomination by the Board for election by the Trust Participants.  The Nominating Committee does not consider nominees recommended by Trust Participants.

The Proxy Committee, which met once during the Trust’s fiscal year ending September 30, 2006, presently consists of Messrs. Ficalora, Mancino and Willis.  The Proxy Committee oversees the preparation of proxy materials to be distributed to Trust Participants and also oversees the collection and tabulation of proxies.

Trustees and Senior Officers

The following table gives background information about each member of the Trust’s Board of Trustees and its senior officers.  The table separately lists Trustees who are Interested Persons of the Trust and those who are Independent Trustees.  Trustees are Interested Persons of the Trust if they are officers of Retirement System Investors Inc. (“RSI”) or its parent RSGroup®, or by virtue of their executive positions with plan sponsors of plans of participation in the Trust that previously held an interest in RSGroup® stock.  The address of each Trustee and senior officer listed is RSI Retirement Trust, 150 East 42nd Street, 27th floor, New York, NY 10017.  Each member of the Board of Trustees oversees all six Investment Funds in RSI Retirement Trust and is elected for a three-year term.

INTERESTED TRUSTEES

Joseph R. Ficalora†	Trustee
Birth Date: August 12, 1946	Began Serving: 2002

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Trustee of the Trust; President and Chief Executive Officer and a Director of New York Community Bancorp, Inc. and former Chairman; President and Chief Executive Officer of New York Community Bank and former Chairman; Past Chairman of the former Community Bankers Association of New York State and member of the Executive Committee; Director of the New York State Bankers Association and Metropolitan Area Division Chairman; Director of Asset Management Fund Large Cap Equity Institutional Fund, Inc.; President of the Queens Library Foundation Board; Director of the Queens Chamber of Commerce; Director or Trustee of Queens College Foundation; Queensborough Community College Fund; Flushing Cemetery; Queens Borough Public Library; and New York Hall of Science; and a member of the Advisory Council of the Queens Museum of Art.

William A. McKenna, Jr.††	Trustee
Birth Date: December 26, 1936	Began Serving: 1998

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Trustee of the Trust; Chairman Emeritus, Ridgewood Savings Bank, Ridgewood, New York; Director of St. Vincent’s Services; Director of Boys Hope Girls Hope; Director of Asset Management Fund Large Cap Equity Institutional Fund, Inc.; Director of Asset Management Fund; Director of Retirement System Group Inc.; Director of RSGroup Trust Company; Director of The Calvary Fund; Director of American Institute of Certified Public Accountants; Director of Irish Educational Development Foundation; Trustee of the Catholic University of America; Member of U.S. Advisory Board for All Hallows College; Member of NYC Leadership Council for Habitat for Humanity; Director of St. Aloysius School; Director of Trans Video Corp.; and Member of the Hofstra University Zarb School of Business Strategic Partnership Board.

†                  Mr. Ficalora is deemed to be an Interested Person of the Trust because he is an executive officer of a plan sponsor of a plan of participation in the Trust that previously held an interest in RSGroup® stock.

††            Mr. McKenna is an Interested Person of the Trust because he is a Director of RSGroup.

INDEPENDENT TRUSTEES

Herbert G. Chorbajian	Trustee
Birth Date: September 4, 1938	Began Serving: 1994

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Trustee of the Trust; Director of Charter One Financial, Inc. from November 1998 to September 2004 and Vice Chairman from November 1998 to June 2003; Chairman and Chief Executive Officer from October 1990 and President and Director from June 1985 to November 1998 of ALBANK, FSB, Albany, New York; Chairman, President and Chief Executive Officer of ALBANK Financial Corporation, Albany,

New York from December 1991 to November 1998; Director or Trustee of the Northeast Health Foundation, Inc.; the Albany College of Pharmacy; the Albany Cemetery Association; and Empire State Certified Development Corp.

Thomas F. Collins	Trustee
Birth Date: July 31, 1943	Began Serving: 2004

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Trustee of the Trust; Principal of Collins & Associates Inc. since 2005; Principal of HAS Associates Inc. from 1990 to 2004; Director of South Shore Mental Health Center, Quincy Mass, since 1984.

Candace Cox	Trustee
Birth Date: August 26, 1951	Began Serving: 1992

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Trustee of the Trust; Trustee, American Red Cross Endowment; Director, National Association of Corporate Directors; Managing Director, Emerald Capital Advisors, LLC; formerly President and Chief Investment Officer, Bell Atlantic (formerly NYNEX) Asset Management Company from November 1995 to May 1998; previously Principal Investment Officer, City of New York.

James P. Cronin	Trustee
Birth Date: June 10, 1945	Began Serving: 1997

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Trustee of the Trust; President, Treasurer and Chief Executive Officer of Dime Bank, Norwich, Connecticut; Director or Trustee of St. Jude Common; John S. Blackmar Fund; W.W. Backus Hospital; RSGroup Trust Company; Integrated Day Charter School Foundation; and Connecticut Technical High School System Foundation.

Joseph L. Mancino	Trustee
Birth Date: July 20, 1937	Began Serving: 2000

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Trustee of the Trust; Director of New York Community Bancorp, Inc.; formerly Chairman and Chief Executive Officer of The Roslyn Savings Bank, Jericho, New York and Vice Chairman, President and Chief Executive Officer of Roslyn Bancorp, Inc.; Director of Helen Keller Services For The Blind; Theodore Roosevelt Council-Boy Scouts of America; Interfaith Nutrition Network; National Center for Disability Services; Winthrop Hospital; and SBLI USA.

Raymond L. Willis	Trustee
Birth Date: January 12, 1936	Began Serving: 1985

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Trustee of the Trust; private investments; Chairman, U.T.C. Pension Trust, Ltd.; President, U.T. Insurance Ltd.; Director of Association of Private Pension and Welfare Plans; and Trustee of Employee Benefits Research Institute.

SENIOR OFFICERS

William Dannecker	President
Birth Date: December 5, 1939	Began Employment: 1968

Principal Occupation(s) During Past 5 Years and Other Directorships Held

President of the Trust; Trustee from May 1987 to March 2004 and from January 2005 to December 2005; Chairman of the Board of Directors of Retirement System Group Inc.; Director of Retirement System Investors Inc.; Director of Retirement System Consultants Inc.; Director of Retirement System Distributors Inc.; Director of RSG Insurance Agency Inc.; and Chairman of the Board of Directors, President and Chief Executive Officer of RSGroup Trust Company.

William J. Pieper	Senior Vice President and Treasurer
Birth Date: October 30, 1951	Began Employment: 2004

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Senior Vice President and Treasurer of the Trust; Senior Vice President, Trust Services of Retirement System Group Inc.; Senior Vice President, Trust Services of RSGroup Trust Company; formerly Vice President, Manager of Fiduciary Services, People’s Bank, Bridgeport, Connecticut from August 1985 to April 2004.

Stephen P. Pollak	Executive Vice President, Counsel, Secretary and Chief Compliance Officer
Birth Date: August 27, 1945	Began Employment: 1986

Principal Occupation(s) During Past 5 Years and Other Directorships Held

Executive Vice President, Counsel, Secretary and Chief Compliance Officer of the Trust; Director, Executive Vice President, Counsel and Secretary of Retirement System Group Inc.; Director, Vice President and Secretary of Retirement System Consultants Inc.; Director, Vice President, Secretary and Chief Compliance Officer of Retirement System Distributors Inc.; Director, Vice President and Secretary of Retirement System Investors Inc.; Director and President of RSG Insurance Agency Inc.; Director, Executive Vice President, Counsel and Secretary of RSGroup Trust Company; and Secretary of The Multi-Bank Association of Delaware, Newark, Delaware.

Compensation

The Trust pays to each Trustee who is not an officer of the Trust a fee of $950 for each board meeting and each committee meeting that they attend.  A fee of $400 is paid to each non-officer Trustee who participates in a telephonic meeting.  In addition, the Trust pays to each non-officer Trustee an annual fee of $15,000.  Trustees may elect to defer to a future date a portion of such fees under a deferred compensation plan provided by the Trust under Section 457 of the Code.

The Trustees hold five regular meetings a year.  During the Trust’s fiscal year ended September 30, 2006, total Trustee compensation amounted to $232,150.  The Trustees and officers are reimbursed for their reasonable expenses incurred in attending meetings or otherwise in connection with their attention to the affairs of the Trust.  During the Trust’s fiscal year ended September 30, 2006, the total of such reimbursed expenses was $12,847.

The Trust does not provide Trustees or officers, directly or indirectly, with any pension or retirement benefits for their services to the Trust.  William Dannecker, President of the Trust, is Chairman of the Board of Directors of RSGroup®, a Director of the Service Company, the Broker-Dealer, RSI and RSGroup Trust Company and an officer of the Service Company and RSGroup Trust Company. Stephen P. Pollak, Executive Vice President, Counsel and Secretary of the Trust, is an officer and Director of RSGroup®, the Broker-Dealer, the Service Company, RSI, and RSGroup Trust Company, and receives compensation in such capacities.  William J. Pieper, Senior Vice President and Treasurer of the Trust is an officer of RSGroup®, the Service Company and RSGroup Trust Company, and receives compensation in such capacities.

Current Trustees received the compensation shown below for services to the Trust during the fiscal year ended September 30, 2006.  Officers of the Trust do not receive any direct compensation from the Trust; however, they do receive compensation from RSGroup® and its subsidiaries if employed by RSGroup®.  For services to the Trust during the fiscal year ended September 30, 2006, President Dannecker received aggregate compensation from the Trust of $5,650.

Current Trustee	Aggregate Compensation From the Trust		Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust** Paid to Trustees

Interested Trustees

Joseph R. Ficalora	19,200		- 0 -	- 0 -	19,200
William A. McKenna	27,850		- 0 -	- 0 -	27,850

Independent Trustees

Herbert G. Chorbajian	24,500		- 0 -	- 0 -	24,500
Thomas F. Collins	20,700		- 0 -	- 0 -	20,700
Candace Cox	28,050	*	- 0 -	- 0 -	28,050
James P. Cronin	28,400		- 0 -	- 0 -	28,400
Joseph L. Mancino	20,700		- 0 -	- 0 -	20,700
Raymond L. Willis	22,050		- 0 -	- 0 -	22,050

*Aggregate compensation includes amounts deferred under the Trust’s Section 457 Deferred Compensation Plan. The total amount of deferred compensation payable under the Plan as of September 30, 2006 is as follows: Ms. Cox $260,337.

**The Trust is not a part of any larger fund complex.

Investment Fund Ownership by Trustees†

Name	Dollar Range of Equity Securities In Each Investment Fund	Aggregate Dollar Range of All Equity Securities in All Investment Funds

Joseph R. Ficalora*	None	None

William A. McKenna, Jr.*	Core Equity Fund: Over $100,000 Value Equity Fund: Over $100,000 Emerging Growth Equity Fund: Over $100,000 Actively Managed Bond Fund: $50,001-$100,000 Intermediate-Term Bond Fund: $10,001-$500,000	Over $100,000

Herbert G. Chorbajian	None	None

Thomas F. Collins	None	None

Candace Cox	None	None

James P. Cronin	Core Equity Fund: Over $100,000 Value Equity Fund: Over $100,000 Emerging Growth Equity Fund: $50,001-$100,000 International Equity Fund: $10,001-$50,000	Over $100,000

Joseph L. Mancino	None	None

Raymond L. Willis	None	None

†Ownership as of December 1, 2006.

*Denotes a Trustee who is currently an Interested Person of the Trust, as defined in the Act.

CONTROL PERSONS AND PRINCIPAL UNITHOLDERS

No person controls the Trust.

A Plan of Participation of each of the Trust Participants listed below, or an Individual Retirement Accountholder, owned of record and beneficially five percent or more of the Trust’s outstanding units and each of the Investment Fund’s outstanding units, as of December 1, 2006.  Defined Contribution Plans of Participation are indicated by an asterisk (*).

Name	Percentage

Trust (considered as a whole)
New York Community Bank	16.6
Ridgewood Savings Bank	11.0

Core Equity Fund
New York Community Bank	15.1
Ridgewood Savings Bank	11.3
Ridgewood Savings Bank*	5.2

Value Equity Fund
New York Community Bank	12.6
Ridgewood Savings Bank	9.4

Emerging Growth Equity Fund
New York Community Bank	15.3
Ridgewood Savings Bank	11.4

International Equity Fund
New York Community Bank	18.0
Ridgewood Savings Bank	13.4

Actively Managed Bond Fund
New York Community Bank	20.6
Ridgewood Savings Bank	10.6

Intermediate-Term Bond Fund
New York Community Bank	22.1
Ridgewood Savings Bank	11.4
Ridgewood Savings Bank*	5.2

The addresses of these Trust Participants are as follows: New York Community Bank, 615 Merrick Avenue, Westbury, NY 11590; Ridgewood Savings Bank, 71-02 Forest Avenue, Ridgewood, NY 11385.

The Trustees and officers of the Trust own, as a group, less than 1% of the outstanding units of the Trust.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Sub-Advisers

Retirement System Investors Inc. (“RSI”), 150 East 42nd Street, New York, NY 10017, serves as the investment adviser for each Investment Fund pursuant to Investment Management Agreements dated

March 25, 2004 and June 4, 2004.  RSI retains sub-advisers, subject to RSI’s overall supervision, to manage each of the portfolios pursuant to Sub-Advisory Agreements.  RSI is responsible for overall management of each Investment Fund’s business affairs, as well as managing the portfolios of each Investment Fund in the event an Investment Fund does not have a sub-adviser.  RSI is a wholly-owned subsidiary of RSGroup®.  It was formed in March 1989 to act as investment adviser to certain of the Fund’s Investment Funds and currently manages approximately $530 million in assets.

The sub-advisers for the Core Equity Fund are RCM Capital Management LLC (“RCM”), which is allocated approximately sixty percent of that Investment Fund’s assets for investment and Northern Trust Investments, N.A. (“Northern Trust”), which is allocated approximately forty percent of that Investment Fund’s assets for investment. The sub-advisers for the Value Equity Fund are LSV Asset Management (“LSV”), which is allocated approximately two-thirds of that Investment Fund’s assets for investment and DePrince, Race & Zollo, Inc. (“DRZ”), which is allocated approximately one-third of that Investment Fund’s assets for investment.The sub-advisers for the Emerging Growth Equity Fund are Batterymarch Financial Management, Inc. (“Batterymarch”), which is allocated approximately sixty percent of that Investment Fund’s assets for investment and Neuberger Berman Management Inc. (“Neuberger Berman “), which is allocated approximately forty percent of that Investment Fund’s assets for investment.  The sub-adviser for the International Equity Fund is Julius Baer Investment Management LLC (“Julius Baer”).  The sub-adviser for the Actively Managed Bond Fund and the Intermediate-Term Bond Fund is Shay Assets Management, Inc. (“Shay”).

Batterymarch Financial Management, Inc., 200 Clarendon Street, Boston, MA 02116, is a wholly-owned, independent affiliate of Legg Mason, Inc., a diversified financial services company.  Batterymarch was founded in 1969 to manage U.S. equity portfolios for institutional clients. As of September 30, 2006, Batterymarch managed approximately $23.6 billion in assets.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Winter Park, FL 32789, was formed in 1995 as a Florida corporation. DRZ is an institutional value income manager, and as of September 30, 2006, had approximately $5.1 billion in assets under management.

Julius Baer Investment Management LLC, 330 Madison Avenue, New York, NY 10017, was created in 1983 and is a wholly-owned subsidiary of Julius Baer Securities Inc. (“JBS”), a broker-dealer.  Julius Baer and JBS are part of the Julius Baer Group founded in 1890, one of Switzerland’s leading investment institutions, managing assets for institutional and private clients around the world.  Julius Baer has branch offices in Los Angeles and London (U.K.).  JBIM manages approximately $45 billion, including $42.6 billion in international equities.

LSV Asset Management, 1 North Wacker Drive, Chicago, Illinois 60606, was formed in 1994 as a Delaware partnership and is a quantitative value equity manager providing active asset management for institutional clients through the application of proprietary models.  As of September 30, 2006, LSV managed approximately $64.3 billion in assets, including $1.9 billion in the Russell 1000 Value enhanced index strategy.

Neuberger Berman Management Inc., 605 Third Avenue, New York, NY 10158, and its predecessor firms have specialized in investment management dating to 1939, and established one of the first no-load mutual funds in 1950.  Neuberger Berman, LLC and Lehman Brothers Inc., affiliates of Neuberger Berman, may act as brokers in the purchase and sale of Emerging Growth Equity Fund securities, and provide Neuberger Berman with certain assistance in the management of the portfolio without added cost.  Neuberger Berman and Neuberger Berman, LLC currently manage approximately $118.4 billion in assets.  Neuberger Berman became a wholly-owned subsidiary of Lehman Brothers

Holdings Inc. on October 31, 2003.  Lehman Brothers, a publicly traded company, is a leading global investment bank.

Northern Trust Investments, N.A., 50 South LaSalle Street, Chicago, IL 60675, established in 1997, is a wholly-owned subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation, a bank holding company.  Northern Trust has been managing S&P 500 Index assets for over 30 years and currently manages approximately $83.3 billion in S&P Index assets.

RCM Capital Management LLC, Four Embarcadero Center, San Francisco, CA 94111 is a wholly-owned subsidiary of US Holdings.  US Holdings, a registered investment adviser is wholly-owned by Dresdner Bank AG, which is a subsidiary of Allianz AG, based in Germany.  Dresdner was originally formed in 1970 as Rosenberg Capital Management and as of September 30, 2006 the RCM global investment platform had approximately $19 billion under management in its San Francisco office and approximately $140 billion under management and advice worldwide.

Shay Assets Management, Inc., 230 West Monroe Street, Chicago, IL, is a wholly-owned subsidiary of Shay Investment Services, Inc., a diversified financial services company that is a closely held corporation controlled by Rodger D. Shay, Sr. and Rodger D. Shay, Jr.  Shay was founded in 1997 and currently manages approximately $3 billion in assets.  Shay has branch offices in Miami, FL and New York, NY.

Sub-advisers are selected based upon a quantitative and qualitative evaluation of their skills in managing assets pursuant to specific investment styles and strategies.  Short-term investment performance, by itself, is not a significant factor in selecting or terminating sub-advisers.

Each sub-adviser has complete discretion to purchase and sell portfolio securities for its segment of an Investment Fund within the parameters of the Investment Fund’s objectives, policies and restrictions.  Although the activities of the investment adviser and each sub-adviser are subject to general oversight by the Trustees, the Trustees do not evaluate the investment merits of the investment managers’ individual security selections.

Each Contract had or has an initial term of two years and remains in effect from year to year thereafter, if such continuance is approved in the manner required by the Investment Company Act.  Each Contract may be terminated by either party, without penalty, on not more than sixty days’ nor less than thirty days’ written notice, or by vote of a majority of the unitholders.  The Contracts will also terminate automatically in the event of “assignment” as defined in the Investment Company Act.

The Investment Management and Sub-Advisory Agreements provide for fees at the annual rates set forth in the following table. The sub-advisory fees are payable by RSI and not by the Investment Funds.

Total Advisory Fee	Sub-Adviser	Sub-Advisory Fee
CORE EQUITY FUND

0.52% on first $250 million,	RCM Capital Management LLC	0.40% on first $100 million,
0.48% over $250 million		0.25% on next $300 million,
0.20% on next $600 million,
0.15% over $1 billion

	Northern Trust Investments, N.A.	0.16% on first $25 million,
0.10% on next $25 million,
0.06% on next $50 million,
0.04% over $100 million

VALUE EQUITY FUND

0.54% on first $150 million,	LSV Asset Management	0.30% on first $25 million,
0.48% over $150 million		0.25% on next $25 million,
0.20% on next $50 million,
0.15% on next $100 million,

over $200 million, a flat fee of 0.20% on all assets

	DePrince, Race & Zollo, Inc.	0.55% on first $45 million,
0.50% on assets over $45 million

EMERGING GROWTH EQUITY FUND

1.04% on first $150 million,	Batterymarch Financial Management, Inc.	0.85% on first $25 million,
0.94% over $150 million		0.70% on next $75 million,
0.60% over $100 million

	Neuberger Berman Management Inc.	0.80%

INTERNATIONAL EQUITY FUND

0.80%	Julius Baer Investment Management LLC	0.80% on first $20 million,
0.60% on next $20 million,
0.50% on next $60 million,
0.40% over $100 million

ACTIVELY MANAGED BOND AND INTERMEDIATE-TERM BOND FUNDS*

0.40% on first $150 million,	Shay Assets Management, Inc.	0.25% on first $150 million,
0.35% over $150 million		0.20% $150 million

* Shay is paid by RSI based on the combined average daily net assets of the two Investment Funds.

Compensation Paid to Investment Adviser and Sub-Advisers for the Past Three Years

Investment adviser and sub-advisers were paid the following amounts for the fiscal years ended September 30, 2006, September 30, 2005 and September 30, 2004:

	2006	2005	2004
Core Equity Fund
RSI	$305,068	$346,311	$293,213
Northern Trust	67,556	71,239	73,375
RCM	302,430	332,285	365,829

Value Equity Fund*
RSI	$195,499	$208,886	$388,144
Shay	342,182	365,572	145,040

Emerging Growth Equity Fund
RSI	$147,417	$168,626	$142,046
Batterymarch	309,509	332,116	340,212
Neuberger Berman	177,534	206,827	222,226

International Equity Fund**
RSI	$126,713	$120,956	$121,474
BIAM	—	—	282,565
Julius Baer	421,569	410,784	69,727

Actively Managed Bond Fund
RSI*	$162,006	$187,800	$348,147
Shay	270,031	308,979	131,541

Intermediate-Term Bond Fund
RSI*	$42,930	$51,350	$111,318
Shay	71,551	84,465	36,645

* RSI managed these portfolios prior to May 1, 2004. RSI was terminated as portfolio manager of each of these portfolios effective May 1, 2004, but remains as investment adviser.  Shay managed the Value Equity Fund portfolio from May 1, 2004 to November 14, 2006.  Shay was terminated as Value Equity Fund portfolio manager effective November 14, 2006.

**Bank of Ireland Asset Management (U.S.) Limited (“BIAM”) managed the portfolio from March 1, 1999 to July 26, 2004. BIAM was terminated as portfolio manager effective July 26, 2004.

Manager of Managers Advisory Fees

The following table shows the advisory fee structure for the Trust with respect to each of its Investment Funds, under the “manager of managers” structure.  The “manager of managers” structure is currently used in connection with the Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund and International Equity Fund.

INVESTMENT FUND	ADVISORY FEE

Core Equity Fund	First $250 Million	0.52%
	Over $250 Million	0.48%

Value Equity Fund	First $150 Million	0.54%
	Over $150 Million	0.48%

Emerging Growth Equity Fund	First $150 Million	1.04%
	Over $150 Million	0.94%

International Equity Fund	All Assets	0.80%

Actively Managed Bond Fund	First $250 Million	0.34%
	Over $250 Million	0.30%

Intermediate-Term Bond Fund	First $100 Million	0.40%
	Over $100 Million	0.35%

Other Investment Manager Information

No investment manager provides any services to an Investment Fund except portfolio investment.  However, if authorized by the Fund, an investment manager or its affiliate may execute portfolio transactions for the Funds and receive brokerage commissions therefore.

An adviser may also serve as a discretionary investment manager or non-discretionary investment adviser to management or advisory accounts unrelated in any manner to the Fund.  Each Contract requires the adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities, but does not obligate the adviser to give the Fund exclusive or preferential treatment.

Although the investment manager and the sub-advisers make investment decisions for an Investment Fund independently from those for their other clients, it is likely that similar investment decisions will be made from time to time.  When an Investment Fund and a client are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and allocated as to quantity between the Investment Fund and the clients in a manner considered by the investment manager to be equitable.  In some cases, this system could have a detrimental effect on the price or volume of the security to be purchased or sold, as far as the particular

Investment Fund is concerned.  In other cases, however, it is believed that coordination and the ability to participate in volume transactions should be to the benefit of an Investment Fund.

Portfolio Managers

The Prospectus contains information about the portfolio managers, the individuals who are primarily responsible for the day-to-day management of the Investment Funds.  The sections below contain certain additional information about the portfolio managers, other accounts managed by them, their compensation, and potential conflicts of interest and whether a portfolio manager owns shares of an Investment Fund that he manages.  All information set forth below is as of September 30, 2006.

Management of Other Accounts

Each portfolio manager of each Investment Fund was also primarily responsible for the day-to-day management of other accounts, as set forth in the table below.

The table below shows the number of other accounts managed by each portfolio manager and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.  For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Other Accounts Managed / Total Assets in those Accounts (in millions)
(Total Accounts Managed with Performance Based Fees /Total Assets in those Accounts)

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Investment Fund and Portfolio Manager	No. of Accounts	Total Assets (Mil.)	No. of Accounts	Total Assets (Mil.)	No. of Accounts	Total Assets (Mil.)
Core Equity Fund
Ray Edelman	2	$1,028	None	None	4	$1,383
Chad M. Rakvin	16	$11,284	105	$8,468	48	$71,096
Brent Reeder	14	$12,721	82	$48,642	36	$465,111

Value Equity Fund
Josef Lakonishok	26	$9,292	21	$7,468	483	$50,299
	(None)	(None)	(None)	(None)	(22)	$(3,200)
Menno Vermeulen	26	$9,292	21	$7,468	483	$50,299
	(None)	(None)	(None)	(None)	(22)	$(3,200)
Puneet Mansharamani	26	$9,292	21	$7,468	483	$50,299
	(None)	(None)	(None)	(None)	(22)	$(3,200)
Gregory M. DePrince	6	$343	1	$11	107	$3,723
Jill S. Lynch	6	$343	1	$11	107	$3,723

Emerging Growth Equity Fund
Yu-Nien (Charles) Ko	11	$4,530	13	$964	152	$8,535

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Investment Fund and Portfolio Manager	No. of Accounts	Total Assets (Mil.)	No. of Accounts	Total Assets (Mil.)	No. of Accounts	Total Assets (Mil.)
	(None)	(None)	(2)	$(189)	(10)	$(917)
Stephen A. Lanzendorf	11	$4,530	13	$964	152	$8,535
	(None)	(None)	(2)	$(189)	(10)	$(917)
Michael Fasciano	6	$1,180	None	None	7	$554

International Equity Fund
Richard Pell	9	$26,008	9	$4,962	66	$12,210
	(None)	(None)	(None)	(None)	(3)	$(954)
Rudolph-Riad Younes	9	$25,601	8	$4,939	71	$12,627
	(None)	(None)	(None)	(None)	(3)	$(954)

Actively Managed Bond Fund
Deborah A. DaGiau	1	$29	None	None	None	None

Intermediate-Term Bond Fund
Deborah A. DaGiau	1	$110	None	None	None	None

Portfolio Manager Compensation Structure

Core Equity Fund.  RCM, a sub-adviser for the Core Equity Fund, compensates Ray Edelman through a fixed base salary set.  Additionally, Mr. Edelman’s compensation is directly affected by the performance of the individual portfolios he manages, including for the Core Equity Fund, as well as the performance of his portfolio management team and the overall success of the firm.  A target bonus amount is established at the beginning of the year based on peer data.  The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance.  The individual performance criterion is derived from a calculation using both quantitative and qualitative factors.  Approximately seventy percent of Mr. Edelman’s performance rating is quantitative, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with fifty percent of the performance rating measured relative to the relevant benchmark and fifty percent of the rating measured relative to the performance of an appropriate peer group (either the relevant Lipper or institutional peer group). Performance is calculated over a three-year trailing period.  The remaining 30% of the bonus is based on a qualitative review of Mr. Edelman’s performance.

Northern Trust, another sub-adviser for the Core Equity Fund, compensates Chad Rakvin and Brent Reeder, Northern Trust’s portfolio managers through fixed base salaries plus variable annual incentive awards.  The variable incentive award is discretionary and is based on the overall performance of the Northern Trust Company, the overall performance of the investment management unite plus a qualitative evaluation of the portfolio manager’s individual performance and his contribution to his respective team.  The variable incentive aware is not based on the performance of the Investment Fund or the amount of assets held in the Investment Fund.  Moreover, there is no difference in the compensation structure for mutual fund accounts and other types of accounts.  Northern Trust compensates Mr. Rakvin and Mr. Reeder in substantially the same manner for each portfolio that they manage.

Value Equity Fund.  DRZ portfolio manager compensation structure consists of a base salary and a profit sharing program, which is based on firm profitability and individual contribution.  Portfolio Managers’ bonuses are tied to product performance and stock selection versus the benchmark.  Performance is based on outperformance of an appropriate index.  Subjective measurement is also included.  Portfolio Managers are not compensated for bringing in new business.  DRZ’s compensation structure aligns their portfolio managers and analysts’ interests with the interest of their client.  Portfolio Managers’ bonuses are tied in part to product outperformance of the Russell 1000 Value and individual stock selection outperformance over a 12-month period.

LSV portfolio compensation consists of a salary and discretionary bonus.  The bonus is based upon the profitability of the firm and individual performance.  Individual performance is subjective and may be based on a number of factors, such as the individual’s leadership and contribution to the strategic planning and development of the investment group.  Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of their ownership interests.

Emerging Growth Equity Fund.  Batterymarch compensates its portfolio managers, including Yu-Nien (Charles) Ko and Stephen A. Lanzendorf through a combination of base salary, annual bonus and long-term incentive compensation, as well as a benefits package made available to all Batterymarch employees on a non-discretionary basis.  The bonus and long-term incentive compensation is discretionary; and is determined at fiscal year end.  A portfolio manager’s discretionary compensation is based on several factors, including the short term and longer-term investment performance of the product on which the portfolio manager works.  Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is not analyzed by any individual client portfolio, such as the Investment Fund.  The analysis of this performance is based on comparison to an appropriate published index for a particular product as well as a comparison to a group of peer managers.  Batterymarch compensates its portfolio managers in substantially the same manner for each portfolio managed.

Neuberger Berman compensates its portfolio managers, including Michael Fasciano, through a base salary that is not fixed to performance as well as a variable amount that is determined by comparisons to pre-determined peer groups and benchmarks.  Each portfolio manager of Neuberger Berman also has a “target bonus,” which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark.  Performance is measured on a three-year rolling average in order to emphasize longer-term performance.  There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual’s willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing.  Senior management determines this component in appropriate cases.  There are additional components that comprise the portfolio managers’ compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman’s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

International Equity Fund.  The portfolio managers for Julius Baer, Richard Pell and Rudolph-Riad Younes, are paid a fixed salary.  Bonuses are determined by direct reports based on the performance of the firm and the investment performance of the investment team.  Julius Baer also offers a Long-Term Retirement Plan and a Confidential Long-Term Stock Option Incentive Plan.  Additionally, certain portfolio managers of Julius Baer have significant equity profit participation.  Other compensation received by the portfolio managers include a fixed profit-sharing payment, a fixed-amount deferred compensation, and participation in Julius Baer’s employee stock purchase plan, 401(k) plan, and retirement plan.  Julius Baer compensates each portfolio manager in substantially a similar method for any other account managed.

Actively Managed Bond Fund.  Deborah A. DaGiau, the portfolio manager for the Actively Managed Bond Fund is compensated by Shay Assets Management, Inc., through a base salary which is subject to an annual review, and a bonus linked to her portfolio’s performance.  Shay Assets Management, Inc., compensates Ms. DaGiau in substantially the same manner for each portfolio that Ms. DaGiau manages.

Intermediate-Term Bond Fund.  Deborah A. DaGiau, the portfolio manager for the Intermediate-Term Bond Fund is compensated by Shay, through a base salary subject to an annual review, and a bonus based on performance linked to her portfolio’s performance relative to its industry benchmark.  Shay compensates Ms. DaGiau in substantially the same manner for each portfolio that she manages.

Investment Fund Ownership By Portfolio Managers

Except for the portfolio manager listed below, none of the portfolio managers listed above beneficially own shares of the Investment Fund or Investment Funds they manage.

PORTFOLIO MANAGER	INVESTMENT FUND	VALUE OF SHARES IN THE INVESMENT FUND OWNED
Deborah A. DaGiau	Actively Managed Bond Fund	$50,001 - $100,000

Potential Conflicts of Interest

The management of accounts with different advisory fee rates and fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest for portfolio managers.  For example, the most attractive investments could be allocated to higher-fee accounts or performance fee accounts or higher-fee accounts could be favored as to timing and/or execution price.  Also, a portfolio manager could focus his time and efforts primarily on higher-fee accounts due to a personal stake in compensation.  On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of an Investment Fund and other accounts, the portfolio manager may aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions.  Aggregation of trades may create the potential for unequal treatment of an Investment Fund if another account is favored over that Investment Fund when allocating securities purchased or sold.  Also, depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given to, or the timing or nature of decisions made with respect to, an Investment Fund.

To reduce potential conflicts of interest, RSI and each of the sub-advisers have established policies and procedures governing brokerage practice and the allocation of trades.  These policies and procedures are designed to ensure that the purchase and sale of securities among accounts are fairly and equitably allocated.  In addition, RSI and each of the sub-advisers have also established policies and procedures governing the personal securities transactions of the portfolio managers.  See “Investment Advisory and Other Services — Code of Ethics.”

The Distribution Agreement

Pursuant to the Distribution Agreement, approved effective August 1, 1993, the Broker-Dealer will distribute and promote the sale of units in the Trust’s Investment Funds without compensation for its services.

Pursuant to the Distribution Agreement, the Broker-Dealer is responsible for paying all of the “distribution expenses” incurred in connection with the performance of its services on behalf of the Trust.  For purposes of the Distribution Agreement, “distribution expenses” means all expenses which represent payment for activities primarily intended to result in the sale of units including, but not limited to, the following: (a) payments made to, and expenses of, persons or entities which provide sales services in connection with the distribution of units, including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Trust, processing transactions and providing any other service to new or prospective holders of units; (b) costs relating to the formulation and implementation of marketing and promotional activities with respect to units, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (c) costs involved in preparing, printing and distributing advertising and sales literature pertaining to units; and (d) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities with respect to units that the Trust or the Broker-Dealer may, from time to time, deem advisable.

The Distribution Agreement was initially effective until July 31, 1995, and remains in effect from year to year thereafter if such continuance is approved in the manner required under the Investment Company Act.  The Distribution Agreement may be terminated by the Trust or the Broker-Dealer without penalty, on not more than sixty days’ nor less than thirty days’ written notice.  The Distribution Agreement will also terminate automatically in the event of its “assignment” as defined in the Investment Company Act.

The procedures for sales and redemption of Fund units are described in the Prospectus.

The Service Agreement

Effective August 1, 1990, the Trust entered into a Service Agreement with the Service Company, whereby the Service Company provides the Trust with the general administrative and related services necessary to carry on the affairs of the Trust.

Pursuant to the Service Agreement, the Service Company has agreed to:  (a) manage, supervise and conduct the affairs and business of the Trust, and matters incidental thereto, in a manner consistent with the Trust’s Agreement and Declaration of Trust, Rules and Procedures, Statement of Investment Objectives and Guidelines and Prospectus, as these may be amended from time to time; (b) furnish or provide to the Trust such office space, equipment and personnel, and such clerical and back office services, as the Trust may reasonably require; (c) provide the Trust with stock transfer agent and registrar services and maintain sufficient trained personnel and equipment and supplies to perform such services; (d) provide the Trust with Plan administrative services necessary due to the fact that the Trustees of the Trust are the Trustee Administrator for each of the affected Participating Trusts under the Trust’s Agreement and Declaration of Trust; and (e) provide the Trust with certain administrative services in connection with Individual Retirement Accounts.  In addition, the Service Company provides information relating to the allocation of assets between equities and fixed income obligations and within specified Investment Funds of the Trust.

Effective June 1, 2003, the Trustees of the Trust approved continuance of an amended Service Agreement with the Service Company.  Under the current Service Agreement, the Service Company is paid a fee for its services as of the last day of each month such Service Agreement is in effect, at an annual rate of 0.50%, based on the average daily net assets of each of the Trust’s separately managed Investment Fund portfolios for such month. Additionally, on January 26, 2006, the Trustees further amended the Service Agreement, effective February 1, 2006, to provide for an additional annual service fee payable to the Service Company in the amount of $50,000, per annum, prorated among the Investment Funds based on average assets.

The Service Company will pay all of the fees and expenses incurred by it in providing the Trust with the services and facilities described in the Service Agreement.  The Trust will pay, or reimburse the Service Company for the payment of, the following fees and expenses incurred by or on behalf of the Trust, including, without limitation: (1) fees and expenses relating to investment advisory services; (2) fees and expenses of custodians and depositories; (3) fees and expenses of legal counsel, independent auditors and consultants; (4) interest charges; (5) all Federal, state and local taxes (including, without limitation, stamp, excise, income and franchise taxes); (6) costs of stock certificates and other expenses of issuing and redeeming units; (7) costs incidental to unitholder meetings; (8) fees and expenses of registering or qualifying units for sale under Federal and state securities laws; (9) costs (including postage) of printing and mailing prospectuses, proxy statements and other reports and notices to unitholders and to governmental agencies (other than in connection with promoting the sale of units to prospective new investors); (10) premiums on all insurance and bonds; (11) fees and expenses of the Trust’s Trustees; (12) fees and expenses paid to any securities pricing organization; and (13) fees and expenses paid to any third party arising out of any of the services relating to Participating Trusts and other unitholders, as described in the Service Agreement.

The amended Service Agreement is initially effective until December 31, 2003, and will remain in effect from year to year thereafter if such continuance is approved in the manner required for investment advisory contracts under the Investment Company Act, and if, in addition, the following findings are made by a majority of the Trust’s Trustees who are Not Interested (as defined in the Investment Company Act): (A) that the Service Agreement is in the best interests of the Trust and its unitholders; (B) that the services to be performed pursuant to the Service Agreement are services required for the operation of the Trust; (C) that the Service Company can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and (D) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

The Service Agreement may be terminated by the Trust or the Service Company, without penalty, on not more than sixty days’ nor less than thirty days’ written notice.  The Service Agreement will also terminate automatically in the event of its “assignment” (as defined in the Investment Company Act).

Code of Ethics

The Trust and its Investment Adviser, RSI and Principal Underwriter have adopted a Consolidated Code of Ethics under Rule 17j-1 of the Investment Company Act (the “Code of Ethics”).  The Code of Ethics significantly restricts the personal investing activities of the access persons of each of these organizations, as described below.

The Code of Ethics requires that access persons subject to the Code pre-clear any personal securities investments in “private placement” securities (including all private equity partnerships, hedge funds, limited partnership or venture capital funds) and securities offered in an initial public offering (including so-called “hot” initial public offerings).  In addition, no access person may purchase or sell any security that to his actual knowledge at the time of such purchase or sale is being considered for purchase or sale by the Trust or is being purchased or sold by the Trust.

Batterymarch, DRZ, Julius Baer,  LSV, Neuberger Berman, Northern Trust, RCM and Shay, each employed as sub-advisers, have adopted codes of ethics similar to the Code of Ethics described above.

Proxy Voting Policies and Procedures

The Trustees of the Trust have delegated to the investment manager of each Fund the authority to vote proxies of companies held in the respective Fund’s portfolio.  Each investment manager intends to apply its pre-determined proxy voting guidelines when voting proxies on behalf of the Fund managed.

Each manager recognizes that an investment adviser is a fiduciary that owes its clients, including the Fund, a duty of utmost good faith and full and fair disclosure of all material facts.  An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients’ interests to its own. In addition, an investment adviser voting proxies on behalf of the Fund managed must do so in a manner consistent with the best interests of the Fund and its unitholders.

Each investment manager will seek to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner, based on internal and external research, and without consideration of any client relationship factors.  Furthermore, each investment manager may, in its discretion, engage a third party as an independent fiduciary, to vote proxies it receives.

All proxies received by each investment manager are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines.  The Voting Guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in the manager’s policies on specific issues.

Proposals that are believed to raise a material conflict of interest between the investment manager and the Fund are referred to the Fund’s Board of Trustees.  Specifically, the investment manager will disclose the conflict to the Board and obtain its consent to the proposed vote in question prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of the manager’s conflict so that the Board would be able to make an informed decision regarding the vote.  If the Board does not respond to such a conflict disclosure request, or denies the request, the investment manager will refrain from voting the securities held by the Fund.

When evaluating proposals, each investment manager considers the following factors:

•                  protection of publicly held companies from the market’s focus on short-term considerations;

•                  providing management with short-term insulation from outside influences;

•                  opposition of proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of its shareholder’s; and

•                  ability of management to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals.

Accordingly, each investment manager is expected to generally vote in accordance with management on issues that the manager believes neither unduly limits the rights and privileges of shareholders nor adversely affects the value of investment.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-800-772-3615 and also on the SEC’s website at http://www.sec.gov.

A summary of the voting policies of the Trust’s sub-advisers is set forth in Appendix I of this Statement of Additional Information.

Selective Disclosure of Portfolio Holdings

The Trust publishes its portfolio holdings by inclusion in the Trust’s annual and semi-annual reports to unitholders and by filing schedules of investments with the SEC on a quarterly basis.  This information may be separately provided to any person commencing the day that it is first filed with the SEC on Forms N-CSR and N-Q.

Generally, the dissemination of Trust portfolio holdings information before the information is made publicly available is limited to fund service providers where an Investment Fund has a legitimate business purpose in doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.  For purposes of this policy, “portfolio holdings information” means the Investment Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions.  The Trust may also provide portfolio holdings information to ratings and rankings organizations that publish their analyses of the Trust’s holdings (but not the holdings themselves) provided that such third party recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.

The rating and rankings organizations that currently have arrangements to receive the information described above are: Lipper Inc. (full holdings monthly; fifth business day after month-end); Morningstar, Inc. (full holdings monthly, sixth business day after month-end); Standard & Poor’s (full holdings monthly, fifth business day after month-end); Bloomberg L.P. (full holdings quarterly, seventh or eighth business day after quarter-end).  In addition, the Trust may provide portfolio holdings information to ratings and rankings organizations at the same time it is submitted to the SEC in required filings.

An Investment Fund’s investment adviser, sub-adviser, fund accountant, investment consultant, custodian, distributor, proxy voting service provider (as applicable) or any employee or agent of such persons (“Fund Representative”) may have access to Investment Fund portfolio holdings information on a regular basis (or, as necessary to vote Investment Fund proxies, with respect to the proxy voting service).  Fund Representatives are required to keep all portfolio holdings information confidential and are prohibited from trading based on the information they receive.  Neither the Investment Fund nor a Fund Representative will disclose an Investment Fund’s portfolio holdings information to any person other than in accordance with the Policy.  With respect to the proxy voting service, an Investment Fund’s investment adviser (or sub-adviser, as applicable) will provide portfolio holdings information to such service, subject to these conditions.

Neither the Trust nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information.  Consideration, for this purpose, includes any agreement by the recipient or any affiliate of information to maintain assets in the Investment Funds or in other investment companies or accounts managed by RSI or its affiliates.

The Chief Compliance Officer (“CCO”) (or his or her designee) is the person who is authorized to disclose Investment Fund portfolio holdings information. If an Investment Fund or Fund Representative seeks to disclose portfolio holdings information to specific recipients under this policy or pursuant to circumstances not specifically addressed in this policy, the CCO should be contacted.  The CCO (or his or her designee) may authorize disclosure of portfolio holdings information under other circumstances, subject to the execution by the proposed recipient of a confidentiality agreement that contains trading restrictions.

An Investment Fund’s portfolio manager and other employees of Fund Representatives who possess non-public information about the Investment Fund’s portfolio holdings may purchase or sell fund shares only in accordance with the provisions of the applicable code of ethics under Rule 17j-1 under the Investment Company Act of 1940.

The CCO or his or her designee will monitor compliance with this policy and will advise the Board of any disclosures of portfolio holdings information that are permitted other than as disclosed in this policy, at the quarterly board meeting following such disclosure.

This policy was presented to the Trust’s Board of Trustees for review and approval as part of the Fund’s compliance program under Rule 38a-1 under the Investment Company Act.  This policy will be reviewed on an annual basis, for adequacy and effectiveness, in connection with the Trust’s compliance program under Rule 38a-1 under the Investment Company Act; any related issues will be brought to the attention of the Trustees.

BROKERAGE ALLOCATION AND PORTFOLIO TURNOVER

Each investment manager determines the broker to be used, if any, in each specific securities transaction executed on behalf of the Trust with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction, taking into consideration the quality of execution (generally defined as best execution).  When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying information to an investment manager.  The investment information provided to an investment manager is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the manager’s own internal research and investment strategy capabilities.  Research services furnished by brokers through which the Trust effects securities transactions are used by those investment managers to whom such services are furnished in carrying out their investment management responsibilities with respect to all their client accounts and not all such services may be used by such investment managers in connection with the Trust.  There may be occasions where the transaction costs charged by a broker may be greater than those which another broker may charge if the investment manager determines in good faith that the amount of such transaction cost is reasonable in relationship to the value of the brokerage and research services provided by the executing broker.  No investment manager has entered into agreements with any brokers regarding the placement of securities transactions because of research services they provide.

The Trust’s investment managers deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market or the third market.  Investment managers may also purchase listed securities through the third market (i.e., transactions effected off the exchange with brokers).  Where securities transactions are executed in the over-the-counter market or third market, each investment manager seeks to deal with primary market makers except in those circumstances where, in their opinion, better prices and executions may be available elsewhere.

During the Trust’s fiscal years ended September 30, 2006, September 30, 2005, and September 30, 2004, the following Investment Funds paid the aggregate brokerage commissions indicated:

	Fiscal Year Ended
Investment Fund	09/30/06	09/30/05	09/30/04

Core Equity Fund	$88,761	$162,552	$173,374
Value Equity Fund	84,202	113,366	174,357
Emerging Growth Equity Fund	109,476	206,410	172,632
International Equity Fund	153,995	190,386	102,249

The Actively Managed Bond Fund and Intermediate-Term Bond Fund paid no brokerage commissions for the fiscal years ended September 30, 2006, September 20, 2005, and September 30, 2004.

During the Trust’s fiscal years ended September 30, 2006, September 30, 2005 and September 30, 2004, the investment managers allocated to persons or firms supplying investment information to them the following amounts of transactions in portfolio securities of the respective Investment Funds listed below and associated brokerage commissions:

INVESTMENT FUND	FISCAL YEAR	AMOUNT OF PORTFOLIO TRANSACTIONS ($)	AMOUNT OF BROKERAGE COMMISSIONS ($)

CORE EQUITY FUND
	2006	44,291,915	39,598
	2005	103,919,435	79,802
	2004	19,065,022	17,587
VALUE EQUITY FUND
	2006	0	0
	2005	0	0
	2004	14,607,199	24,005
EMERGING GROWTH EQUITY FUND
	2006	5,636,673	9,679
	2005	2,612,162	4,960
	2004	0	0
INTERNATIONAL EQUITY FUND
	2006	17,145,493	21,394
	2005	11,932,983	15,628
	2004	0	0

The Trust is required to identify any of its “regular brokers or dealers” (as such term is defined in the rules under the Investment Company Act) whose securities the Trust has acquired during its most recent fiscal year, and to disclose the value of its aggregate holdings of the securities of each as of the Trust’s fiscal year end.  During the Trust’s fiscal year ended September 30, 2006, it acquired stocks and bonds of Bear, Stearns & Co., Morgan Stanley & Co., Inc., Credit Suisse First Boston, J.P. Morgan chase & Co., Credit Lyonnais and Bank of America.  At fiscal year end, the Trust held repurchase agreements issued by Bear, Stearns & Co., Inc. valued at $37.5 million, and securities issued by the Trust’s “regular brokers or dealers,” valued as shown:

Security	Value on 09/30/06 ($000)

Bear Stearns Companies Inc. (The)	76
Credit Suisse First Boston USA, Inc.	527
Goldman Sachs Group, Inc. (The)	327
Lehman Brothers Holdings, Inc.	3,960
Merrill Lynch & Co., Inc.	2,702
Morgan Stanley	4,751

Portfolio Turnover

The Investment Funds having a significant variation in portfolio turnover rates over the last two fiscal years were:

	Portfolio Turnover For Fiscal Year Ended
Investment Fund	09/30/06	09/30/05

Core Equity Fund	35.90%	61.73%
Value Equity Fund	29.72%	22.40%
Emerging Growth Equity Fund	74.54%	129.49%
International Equity Fund	81.99%	90.95%
Actively Managed Bond Fund	8.61%	29.07%
Intermediate-Term Bond Fund	14.27%	30.62%

The reason for the variation from year-to-year in the turnover rate for these Funds was optimization of return potential.

DISTRIBUTIONS AND TAXES

With respect to the plans of Eligible Employers, the Trust has received from the Internal Revenue Service a determination that it is a commingled trust which is exempt from taxation under Section 501(a) of the Code with respect to funds derived from Participating Trusts which are pension or profit sharing trusts or certain deferred compensation plans maintained in conformity with Section 401(a) of the Code.

In order for the Trust to maintain its tax-exempt status, only Qualified Trusts (including Individual Retirement Accounts) may participate in the Trust.  In addition, all corpus and income belonging to any Qualified Trust must be used exclusively for the benefit of the participants and their beneficiaries under that Qualified Trust.  No Participating Trust may assign any part of its interest in the Trust.  The Trust must, at all times, be maintained as a domestic trust in the United States, and there must be a separate accounting for the interest of each Participating Trust in the Trust.

The Trust does not intend to declare a dividend from its net investment income or to make distributions of any gains realized on sales of portfolio securities.  Income on, and gains realized from the sale of, portfolio securities of each Investment Fund will be added to the total asset value of the assets of such Investment Fund and expenses and losses realized from the sale of portfolio securities of each Investment Fund will be subtracted from the total asset value of the assets of such Investment Fund.  See, “Valuation of Units.”

Payments for units withdrawn from the Trust are not taxable upon their distribution to the trustees of a Qualified Trust which is qualified under Section 401(a) or 408(e) of the Code.  Distributions from such a trust to the beneficiaries thereof may be subject to Federal income taxation, unless “rolled over” into another tax-qualified trust or Individual Retirement Account.  Qualifying distributions from a Roth IRA are not includable in gross income for Federal income tax purposes.

The foregoing describes only certain Federal tax considerations relating to the Trust.  Among other things, it does not describe other tax laws such as state or local taxes, does not describe the deductibility of contributions to Participating Trusts and does not describe the taxation of individual participants on the receipt of distributions from Participating Trusts.  Trust Participants and Eligible Employers and Individual Retirement Accountholders should consult their individual tax advisors with respect to the taxes applicable to or in respect of their Plans.

CALCULATION OF PERFORMANCE DATA

Yield

The yield of each Investment Fund is calculated by dividing the net investment income per unit (as described below) earned by the Investment Fund during a 30-day (or one month) period by the net asset value per unit on the last day of the period and analyzing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference.  The Investment Fund’s net investment income per unit earned during the period is based on the average daily number of units outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period.  This calculation can be expressed as follows:

Yield	= 2	[	(	a-b+ 1	) [6]-1	]
cd

Where:         a = dividends and interest earned during the period

b = expenses accrued for the period

c = the average daily number of units outstanding during the period that were entitled to receive dividends

d = the net asset value per unit on the last day of the period

Except as noted below, for the purpose of determining net investment income earned during the period (variable “a” in the formula), interest earned on debt obligations held by an Investment Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, based on the purchase price (plus actual accrued interest), dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by an Investment Fund.  For purposes of this calculation, it is assumed that each month contains 30 days.  The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

The yields on certain obligations, including instruments such as commercial paper and bank obligations, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue.  The ratings of Moody’s Investors Service and Standard & Poor’s Corporation represent their respective opinions as to the quality of the obligations they undertake to rate.  Ratings, however, are general and are not absolute standards of quality.  Consequently, obligations with the same rating, maturity and interest rate may have different market prices.  In addition, subsequent to its purchase by an Investment Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase.  In such event, the investment manager will consider whether the Investment Fund should continue to hold the obligation.

For the 30-day period ended September 30, 2006, the yield for each bond Investment Fund as to which performance may be quoted in advertising was as follows:

Investment Fund	Yield

Intermediate-Term Bond Fund	4.20%
Actively Managed Bond Fund	4.60%

Total Return

Average annual total return quotes (“Standardized Return”) used in an Investment Fund’s performance are calculated according to the following formula:

P(1 +	T)[n]	=	ERV
where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years (exponent)
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of that period

Under the foregoing formula, the time periods used will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication and will cover one, three, five and ten year periods or a shorter period dating from the effectiveness of an Investment Fund’s registration statement.  Average annual total return, or “T” in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period.

An Investment Fund also may include in advertising total return performance data that are not calculated according to the formula set forth above in order to compare more accurately the Investment Fund’s performance with other measures of investment return.  For example, an Investment Fund may calculate total return for specified periods of time by assuming the investment of $1,000 in Investment Fund units.

The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

Set forth below are the average annual total returns for the periods ending December 31, 2006 for each of the Investment Funds as to which performance may be quoted in advertising.  Total returns are based on historical results and are not intended to indicate future performance.  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Investment Fund.  Each Investment Fund’s total returns show its overall change in value, including changes in unit price.  A cumulative total return reflects performance over a stated period of time.  An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period.  (Footnotes are indicated at the end of the tables.)

RSI RETIREMENT TRUST - NET INVESTMENT PERFORMANCE

FOR PERIODS ENDING DECEMBER 31, 2006

		AVERAGE ANNUAL TOTAL RETURN
	Quarter	1 Year	3 Years	5 Years	10 Years
EQUITY FUNDS

Core Equity Fund	5.51%	10.15%	8.10%	1.91%	4.93%
S&P 500(1)	6.70%	15.79%	10.44%	6.19%	8.42%
Russell 1000 Growth(2)	5.93%	9.07%	6.87%	2.69%	5.44%
Lipper Large-Cap Growth Funds Avg.(3)	5.39%	5.60%	6.28%	2.15%	5.53%

Value Equity Fund	6.37%	18.23%	12.32%	7.33%	10.61%
Russell 1000 Value Index(4)	8.00%	22.25%	15.09%	10.86%	11.00%
Lipper Large-Cap Value Funds Avg.(5)	7.02%	17.96%	11.91%	7.84%	8.50%

Emerging Growth Equity Fund	8.10%	10.94%	9.47%	0.96%	3.29%
Russell 2000 Index(6)	8.90%	18.37%	13.56%	11.39%	9.44%
Lipper Small-Cap Core Funds Avg.(7)	8.17%	14.87%	13.21%	11.43%	10.86%

International Equity Fund	13.10%	29.47%	21.28%	12.92%	7.00%
MSCI EAFE Index(8)	10.40%	26.86%	20.41%	15.43%	8.06%
Lipper International Large-Cap Core Funds Avg.(9)	10.12%	24.27%	18.10%	12.31%	7.23%

FIXED-INCOME FUNDS

Actively Managed Bond Fund	0.91%	4.16%	3.19%	4.12%	5.76%
Lehman Brothers Aggregate Bond Index(10)	1.24%	4.33%	3.70%	5.06%	6.24%
Lipper General U.S. Gov’t Funds Avg.(11)	0.82%	2.74%	2.63%	3.83%	5.08%

Intermediate-Term Bond Fund	0.98%	3.84%	2.57%	2.62%	4.42%
Lehman Brothers Intermediate US Gov’t Index(12)	0.89%	3.83%	2.61%	3.91%	5.48%
Lipper Short-Interm. U.S. Gov’t Funds Avg.(13)	0.88%	3.51%	2.04%	3.13%	4.62%

All Investment Fund performance results reported herein are net of management fees and all related expenses, unless otherwise noted. Total return includes changes in share price and reinvestment of dividends and capital gains distributions, if any. The performance quoted represents past performance and does not indicate or guarantee future performance. Investment return and unit net asset value will fluctuate so that units, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance for the investment funds of the RSI Retirement Trust, visit www.rsgroup.com. All market index results that appear in this report are gross, since they are not subject to expenses. An index has no investment adviser and is not subject to brokerage commissions or other expenses. If an index had expenses, its returns would be lower.

Returns for the Lipper Averages are provided for peer group comparison. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees, if any.

(1)                                  S&P 500 Index - The index is a market capitalization weighted benchmark generally considered to be representative of the broad U.S. equity market. The index consists of 500 widely held stocks chosen for market size, liquidity and industry group representation. Although the index focuses on the large-cap segment of the market, with over 80% of coverage of U.S. equities, it is also considered a proxy for the total domestic equity market.

(2)                                  Russell 1000 Growth Index – An index that measures the performance of the large-cap growth segment of the U.S. equity market, which is comprised of Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(3)                                  Lipper Large-Cap Growth Funds Average – This classification is comprised of funds, as designated by Lipper Inc., that invest in large companies, typically those that have an above-average price-to earnings ratio, price-to-book ration, and three-year sales-per-share growth value, compared to the S&P Index.. Prior to August 2005, the Core Equity Fund was classified by Lipper Inc. as a Large-Cap Core Fund.

(4).                               Russell 1000 Value Index – An index that measures the performance of the large-cap value segment of the U.S. equity market, which is comprised of Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(5)                                  Lipper Large-Cap Value Funds Average – This classification is comprised of funds, as designated by Lipper Inc., that invest in large companies, generally those that are considered to be undervalued relative to the S&P 500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

(6)                                  Russell 2000 Index – An index that measures the performance of 2,000 small company securities (growth and value, with a dollar-weighted average market capitalization of approximately $1.2 billion on December 31, 20065).

(7)                                  Lipper Small-Cap Core Funds Average – This classification is comprised of funds, as designated by Lipper Inc., that invest in small companies, with wide latitude in the type of small companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index..

(8)                                  MSCI EAFE Index – An index that is a free-float adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The index covers more than 20 countries in Europe, Australia and the Far East.

(9)                                  Lipper International Large-Cap Core Funds Average – This classification is comprised of funds, as designated by Lipper Inc., that invest at least 75% of their equity assets in large companies strictly outside of the U.S.  Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

(10)                            Lehman Brothers Aggregate Bond Index – This index consists of U.S. government, corporate, mortgage-backed and asset-backed issues with both intermediate-term maturities (one to ten years) and long-term maturities (over ten years).

(11)                            Lipper General U.S. Government Funds Average – This is a fixed-income fund classification that is comprised of funds, as designated by Lipper, Inc., that invest primarily in U.S. government and agency issues.

(12)                            Lehman Brothers Intermediate U.S. Government Index – This index consists of approximately 80% of U.S. Treasury issues and 20% of U.S. government agency issues with maturities ranging from one to ten years.

(13)                            Lipper Short-Intermediate U.S. Government Funds Average – This is a fixed income classification that is comprised of funds, as designated by Lipper Inc., that invest primarily in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of one to five years.

For more complete information about RSI Retirement Trust, including charges and expenses, send for a prospectus from Retirement System Distributors Inc., 150 East 42nd Street, New York, NY 10017, or call 1-800-772-3615.

Read the prospectus carefully before you invest or send money. RSI Retirement Trust is distributed exclusively by Retirement System Distributors Inc. Total returns are based on historical results and are not intended to indicate future performance. Future performance and unit net asset value will fluctuate so that units, if redeemed, may be worth more or less than their original cost.

Quotations of Performance Information

Each Investment Fund’s performance may be quoted in advertising in terms of total return.  Total returns are based on historical results and are not intended to indicate future performance.  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Investment Fund.  Each Investment Fund’s total return shows its overall change in value, including changes in unit price.  A cumulative total return reflects performance over a stated period of time.  An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period.  Because average annual returns for more than one year tend to smooth out variations in returns, they are not the same as actual year-by-year results.

The performance of an Investment Fund, as well as the composite performance of all bond funds and all equity funds, may be compared to data prepared by Lipper Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe.

In addition, the Trust may use performance data reported in financial and industry publications, including Barron’s, Business Week, Forbes, Investor’s Daily, Money Magazine, The Wall Street Journal and USA Today.

VALUATION OF UNITS

Net asset value per unit of each Investment Fund is determined by dividing the total value of each Investment Fund’s assets, less any liabilities, by the number of outstanding units of the respective Investment Fund.

The Trust determines the value of the assets held in each Investment Fund as of the close of the New York Stock Exchange composite transactions on each day on which the Exchange is open for trading (normally 4:00 p.m. Eastern Time), provided that such determination need be made only on each day on which units are to be valued for purposes of issuance or redemption.  The following days are holidays on the New York Stock Exchange:  January 1, New Year’s Day; third Monday in January, Martin Luther King, Jr.  Day; third Monday in February, Presidents’ Day; Friday before Easter, Good Friday; last Monday in May, Memorial Day; July 4, Independence Day; first Monday in September, Labor Day; fourth Thursday in November, Thanksgiving Day; and December 25, Christmas Day.  Except for debt securities with remaining maturities of 60 days or less, assets for which markets are available are valued as follows:  (a) each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price; (b) each unlisted equity security quoted on the NASDAQ is valued at the last current bid price obtained from the NASDAQ; (c) United States government and agency and instrumentality obligations are valued based upon bid quotations from various market makers for identical or similar obligations; and (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  Certain of these prices may be obtained by the Trust from a service which collects and disseminates such market prices.  When approved by the Trustees, certain debt securities, including corporate debt obligations, may be valued on the basis of prices provided by such service when such prices are believed to reflect the fair market value of such debt securities.

Debt securities with remaining maturities of sixty days or less are valued on the basis of amortized cost.  Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than sixty days remaining to maturity, the market value on the sixty-first day prior to maturity.  Thereafter, the Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Trustees are apprised that amortized cost no longer represents fair market value.  The Trust will monitor the market value of these investments for the purpose of ascertaining whether any such circumstances exist.

As explained in the Prospectus, whenever the investment adviser or sub-adviser believes that market quotations for a security are unavailable or unreliable, that security will be valued at its fair market value using methods and procedures reviewed and approved by the Trustees.

Investments denominated in foreign currencies are translated to United States dollars at the prevailing rate of exchange.  Each foreign security is valued at its closing price or the mean between the jobber’s bid and asked price, depending on the security and the exchange on which it is traded.

The Trust does not ordinarily declare and pay dividends on its investment income.  Income earned on assets in an Investment Fund is included in the total value of such Investment Fund’s assets.  Interest income on debt securities is accrued and added to asset value daily.  Dividend income is recognized and added to asset value on the ex-dividend date.  In addition, realized and unrealized gains or losses on investment securities of each Investment Fund will be added to or subtracted from, respectively, the asset value of that Investment Fund.

UNITS OF BENEFICIAL INTEREST AND VOTING RIGHTS

The units offered hereby constitute units of beneficial interest in the respective Investment Funds as to which they have been issued.  The Agreement and Declaration of Trust provides that the Trust may issue an unlimited number of units of beneficial interest without par value.  The classes are treated as series for the purposes of the Investment Company Act and are referred to elsewhere in this Prospectus as Investment Funds.  The Agreement and Declaration of Trust permits the Trustees to create an unlimited number of Investment Funds and, with respect to each Investment Fund, to issue an unlimited number of full and fractional units of beneficial interest of that Trust.  Each class of units designated as a separate Investment Fund represents a separate pool of assets.  Currently, the Trust is offering units of beneficial interest in six Investment Funds:  Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund. The Trustees may classify or reclassify units into one or more Investment Funds so long as such classification or reclassification does not have a material adverse effect on Participating Trusts that own the units.

The units of each Investment Fund are fully paid and non-assessable, except as described in the last paragraph hereunder, have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.  The voting rights of the units held by a Participating Trust are exercised by the named fiduciary or fiduciaries of the related Plan who have been duly vested in accordance with the provisions of ERISA, with authority to invest assets of the Plan in units of the Trust or, if applicable, the Individual Retirement Accountholder (“Trust Participant”).  A Trust Participant is entitled to one vote for each full unit (and a fractional vote for each fractional unit) outstanding on the books of the Trust in the name of the Participating Trust.  The units of each Investment Fund have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of the Trustees can elect 100% of the Trustees if they choose to do so.  On any matter submitted to a vote of Trust Participants, all units of the Trust then issued and outstanding and entitled to vote, irrespective of the class, will be voted in the aggregate and not by class, except (a) when required by the Investment Company Act, units shall be voted by individual classes; and (b) when the matter affects an interest of less than all classes, then only Trust Participants of Participating Trusts which own units of the affected series shall be entitled to vote thereon.  Units vote in the aggregate on matters such as the election of Trustees; whereas, units are voted by class on matters such as the approval of an Investment Management Agreement and changing certain investment restrictions.

Except as set forth below under “Termination of the Trust,” as used in this Prospectus, when referring to the approvals to be obtained from Trust Participants in connection with matters affecting all of the Investment Funds, the term “majority” means the vote of the lesser of (1) 67% of the Trust’s outstanding units present at a meeting if the holders of more than 50% of the outstanding units are present in person or by proxy, or (2) more than 50% of the Trust’s outstanding units.  When referring to the approvals to be obtained from Trust Participants in connection with matters affecting less than all of the Investment Funds, the term “majority” means the vote of the lesser of (A) 67% of each Investment Fund’s outstanding units present at a meeting if the holders of more than 50% of the outstanding units of such Investment Fund are present in person or by proxy, or (B) more than 50% of such Investment Fund’s outstanding units.

No document shall be issued evidencing any interest in the Trust.  No Participating Trust shall have the power to sell, assign or transfer any unit or all or any part of its equity or interest in the Trust or use it as security for a loan.  The Service Company is a Transfer Agent and provides transfer agency services to the Trust.  See, “Administration of the Trust - The Service Agreement.”

Participating Trusts may be subject to liability for obligations of the Trust under the laws of some jurisdictions.  Therefore, the Agreement and Declaration of Trust contains a disclaimer of liability of Participating Trusts and requires notice of such disclaimer be given in each obligation entered into or executed by the Trustees.  It also provides for an indemnification out of Trust property for any Participating Trust held personally liable for the obligations of the Trust.

Because units are not transferable, certificates representing units of the Trust will not be issued.  All units purchased shall be confirmed to Trust Participants and credited to the accounts of the Participating Trusts on the Trust’s books.

The Trust reserves the right in its sole discretion to (a) suspend the availability of its units, or (b) to reject requests for admission, when in the judgment of the Trustees such suspension or rejection is in the best interests of the Trust.  In addition, the availability of Investment Funds to Full Participating Trusts shall be subject to the applicable authorizing election of the Full Participating Employer and the guidelines established by the Trustees.

Termination of the Trust

The Trust has been established to continue for such time as may be necessary to accomplish the purposes as to which it was created.  Subject to approval of Participating Trusts which own at least a majority of the outstanding units of any Investment Fund, the Trustees may:  (a) sell the assets of such Investment Fund to another trust or corporation in exchange for cash or securities of such trust or corporation, and distribute such cash or securities, ratably among the Participating Trusts which own the units of such Investment Fund; or (b) sell and convert into money the assets of such Investment Fund and distribute the proceeds or distribute such assets ratably among the Participating Trusts which own the units of such Investment Fund.

Upon completion of the distribution of the remaining proceeds or the remaining assets of any Investment Fund, the Trust will terminate as to that Investment Fund and the Trustees will be discharged of any and all further liabilities and duties and the right, title and interest of all parties will be canceled and discharged.

Custodian

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, acts as custodian of the assets of all Investment Funds.

Expenses

All fees and expenses incurred in the administration of the Trust (other than expenses relating to the administration of Plans of Participation and any maintenance fee charged to Individual Retirement Accountholders), are charged to the Trust.  Expenses relating to the administration of Plans of Participation are charged to Full Participating Employers.  Expenses relating to the administration of Individual Retirement Accounts are charged to Individual Retirement Accountholders.  Examples of expenses relating to the administration of Plans of Participation and Individual Retirement Accounts are general overhead expenses (other than for investment), particular expenses arising from services to particular Plans of Participation and Individual Retirement Accounts which are recorded on the basis of time records maintained by the Service Company and actuarial expense.  Expenses chargeable to the Trust which are directly attributable to a particular Investment Fund are charged to that Investment Fund’s operations.  Expenses which are not attributable to a particular Investment Fund are allocated among the Investment Funds on bases which are deemed equitable by the Trustees.

FINANCIAL STATEMENTS

The financial statements required to be included in this Statement of Additional Information are incorporated by reference from the Trust’s Annual Report to Unitholders for the fiscal year ended September 30, 2006.  Other portions of the Trust’s Annual Report, including Financial Highlights, President’s Message and Investment Performance and Asset Values, are not incorporated by reference and therefore do not constitute a part of this Registration Statement.  A copy of the Trust’s Annual Report may be obtained without charge by writing to RSI Retirement Trust, 150 East 42nd Street, 27th floor, New York, NY 10017, Attention:  Stephen P. Pollak, Esq., or by calling 1-800-772-3615.

APPENDIX I

PROXY VOTING POLICIES OF SUB-ADVISERS

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES

October 1, 2006

INTRODUCTION

Batterymarch’s primary focus and responsibility is to preserve and enhance its clients’ investment returns. An integral part of this responsibility is encouraging good corporate governance practices by the companies we invest in through conscientiously exercising shareholder rights. We believe this will result in increased value for shareholders.

Batterymarch has adopted and implemented the following policies and procedures, which we believe are reasonably designed to ensure that Batterymarch’s votes are cast in a consistent manner that place our clients’ interests first.

Batterymarch’s Proxy Voting Philosophy and Guidelines are an integral part of this document.

VOTING AND MONITORING RESPONSIBILITY

Batterymarch’s Compliance Department is responsible for managing and monitoring proxy voting operations. Batterymarch has retained Institutional Shareholder Services (“ISS”), a recognized authority on proxy voting and corporate governance, to provide day-to-day proxy voting services, including, but not limited to, obtaining information from clients’ custodians, reconciling proxy ballots, providing vote recommendations, voting, recordkeeping and reporting. Batterymarch’s compliance personnel are responsible for managing the relationship with ISS and ensuring that Batterymarch’s fiduciary obligations are met.

VOTING AUTHORITY

Batterymarch assumes voting authority for all client accounts unless a client’s Investment Management Agreement explicitly states otherwise.

HOW PROXIES ARE VOTED

Batterymarch’s policy is generally to vote in accordance with the recommendations of ISS. Voting will normally be conducted in accordance with ISS’s standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Proxy Voter Services (“PVS”), an independent division of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO voting guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.

Under certain circumstances, Batterymarch may believe that it will be in the best interests of clients to vote against ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines. In such cases, provided that Batterymarch’s Compliance Department does not identify a material conflict of interest in overriding an ISS vote recommendation or voting against ISS’s proxy voting guidelines, Batterymarch will override the voting recommendation of ISS.

Batterymarch will generally cast votes for all shares for which it has voting authority, unless the cost of voting is presumed to outweigh the benefit. Batterymarch’s policy regarding when it may not vote proxies is described below.

CONFLICTS OF INTEREST

Potential conflicts of interest may arise due to a variety of reasons that could affect how Batterymarch votes proxies. Batterymarch manages assets for a wide variety of clients that may have mutually exclusive goals regarding the outcome of a shareholders meeting. Batterymarch may have a conflict of interest when a company that is soliciting a proxy is an advisory client of Batterymarch, or when Batterymarch’s employees have an interest in a proxy voting proposal that is at variance with the interests of Batterymarch’s clients. With the ability to influence the outcome of a corporation’s shareholders meeting comes the responsibility to prevent potential conflicts of interest from affecting the way we cast our votes. Batterymarch attempts to minimize material conflicts of interest by using pre-determined voting guidelines and by obtaining vote recommendations from ISS.

If one or more members of Batterymarch’s investment teams believe that it will be in the best interests of clients to vote in contradiction with ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines, Batterymarch’s Compliance Department will be responsible for identifying whether any proxy voting proposals present a conflict of interest. If such a proposal is identified, Batterymarch’s compliance personnel will decide whether it presents a material conflict of interest.

If a conflict of interest is identified, proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of financial statements, generally will not result in a material conflict of interest. Material conflicts of interest are more likely to result from non-routine proxy proposals. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

If Batterymarch’s Compliance Department determines that a material conflict of interest exists, Batterymarch may vote the proposal in accordance with either the recommendations of (a) ISS, (b) another authorized person of Batterymarch if the material conflict of interest does not relate to such other person or Batterymarch itself, or (c) each client whose portfolio includes the applicable security. If Batterymarch solicits instructions from clients on how to vote a proposal or proxy, Batterymarch may or may not disclose to such clients the nature of the conflict of interest.

WHEN BATTERYMARCH MAY NOT VOTE

Batterymarch generally does not vote proxies when it determines that the cost of voting outweighs the benefit of doing so. Voting in foreign markets typically incurs higher costs than voting in the U.S. Among the various costs associated with voting foreign shares are fees for translating meeting materials, custody fees, and charges for obtaining power of attorney documents. We have identified the most significant potential cost as the loss of liquidity connected with voting in share blocking markets.

In share blocking markets, regulations designed to establish eligibility for voting require that shares be blocked from trading for a period of time before and/or after a shareholder meeting. During the blocking period, any pending trades in blocked shares will not settle. Depending on the market, this period can last from one day to several weeks, assuming a quorum is achieved. If the first call for a meeting fails to meet quorum, it may be necessary to conduct a second or even third call, thereby extending the blocking period. If a sale of blocked shares must be executed to satisfy a client redemption request or is otherwise deemed desirable by Batterymarch, it will settle late and potentially be subject to interest charges or other punitive fees or practices such as automatic buy-in procedures.

Because of these inherent risks, we have decided not to vote in markets where share blocking is practiced, unless we determine that a particular proposal or series of proposals is likely to represent a substantial increase in shareholder value and/or rights. This decision will be based on the determination of Batterymarch’s investment personnel.

ISS sends a periodic report of securities with upcoming meetings in share blocking markets. This report details the type of meeting, the market and the blocking period. Batterymarch’s Compliance Department monitors these upcoming meetings, consults with Batterymarch investment team members responsible for investing in each market and arrives at a decision on whether or not to vote.

RECORDKEEPING AND REPORTING

ISS maintains complete records of all votes cast on behalf of each of Batterymarch’s client accounts, including the number of shares held, meeting date, type of meeting, management recommendation, and the rationale for each vote. ISS provides Batterymarch with periodic, customized reports for each client account for which Batterymarch votes proxies.

REQUESTS TO OBTAIN PROXY VOTING INFORMATION

Batterymarch provides proxy voting summary reports to clients for whom we exercise voting responsibility on an annual basis or more frequently, subject to such clients’ reporting requirements. Batterymarch is able to provide such reporting either electronically or in hard copy format. Batterymarch also provides a copy of its proxy voting guidelines to clients upon request.

A log of client requests for proxy voting information and details on the fulfillment of those requests is maintained by Batterymarch’s Compliance Department.

Client requests for obtaining information about Batterymarch’s proxy voting guidelines or information about how Batterymarch voted client securities, if applicable, can be obtained by contacting Batterymarch:

By mail

Batterymarch Financial Management, Inc.
Attention: Compliance Department
John Hancock Tower
200 Clarendon Street, 49th Floor
Boston, Massachusetts   02116
USA

By telephone

(617) 266-8300

DEPRINCE, RACE & ZOLLO, INC.

Policy

PROXY VOTING

I. Introduction

Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940 (“Advisers Act”) requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.  The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request.  Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

DePrince, Race & Zollo, Inc. (“DRZ”) votes proxies for a majority of its clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.  In accordance with a pre-determined policy that is disclosed in the clients’ agreements, proxies are typically voted by an independent third party, the Proxy Administrator.  DePrince, Race & Zollo, Inc. has retained ISS as their Proxy Administrator.  For certain clients, however, DRZ is responsible for directly voting the client proxies.  Any questions about this document should be directed to Angela Petrucelly, our Chief Compliance Officer.

II. Regulatory Background

(A)The Need to Implement a Proxy Voting Policy and Procedures

The SEC has determined that the rule applies to all registered investment advisers that exercise proxy voting authority over client securities.  The SEC has also indicated that advisers with implicit as well as explicit voting authority must comply with the rule.  In particular, the rule applies when the advisory contract is silent but the adviser’s voting authority is implied by an overall delegation of discretionary authority.

(B)Voting Client Proxies

The SEC has interpreted the duty of care to require an adviser with voting authority to monitor shareholder meeting dates and to vote client proxies.  However, the scope of an adviser’s responsibilities with respect to voting proxies would ordinarily be determined by the adviser’s contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.  The rule does not necessitate an adviser to become a “shareholder activist,” but more practically, allows an adviser to determine whether the costs and expected benefits to clients warrant such activism.

Additionally, the failure to vote every proxy should not necessarily be construed as a violation of an adviser’s fiduciary obligations.  The SEC has noted times when refraining from voting a proxy may be in the client’s best interest, such as when the analysis noted above yields results that indicate the cost of voting the proxy exceeds the expected benefit to the client.  Nevertheless, an adviser must be aware that it may not ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

(C)Implementing Policies and Procedures to Resolve Conflicts of Interest

A challenging aspect to Rule 206(4)-6 has been an adviser’s identification of material conflicts of interest that may influence the manner in which it votes proxies.  Although the SEC has not listed all conflicts of interest that an adviser may encounter when voting clients’ proxies, it has provided guidance with respect to ways in which the policies and procedures may mitigate any existing conflicts of interest.  An adviser could also suggest that the client engage another party to determine how the proxies should be voted, which would relieve the adviser of the responsibility to vote the proxies.

(D)Disclosure Requirements

•                  An investment adviser must disclose to clients how they can obtain information on how client proxies were voted.

•                  A concise summation of the proxy voting process, rather than a reiteration of the adviser’s proxy voting policy and procedures must also be disclosed and that upon client request, the adviser will provide a copy of the policies and procedures.

(E)Recordkeeping Requirements

Amended Rule 204-2 under the Advisers Act requires investments advisers to retain the following documents:

•                  Proxy Voting Policies and Procedures;

•                  Proxy Statements Received Regarding Client Securities;

•                  Records of Votes Cast on Behalf of Clients;

•                  Records of Client Requests for Proxy Voting Information; and

•                  Any Documents Prepared by the Adviser that were Material to Making a Decision how to Vote, or that Memorialized the Basis for the Decision.

III. Policy

It is the policy of DRZ to vote client proxies in the interest of maximizing Shareholder Value.  To that end, DRZ will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least.  Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede this policy.  Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.

IV. Procedures for Identification and Voting of Proxies

These proxy voting procedures are designed to enable DRZ to resolve material conflicts of interest with clients before voting their proxies in the interest of shareholder value.

1.               DRZ shall maintain a list of all clients for which it votes proxies.  The list will be maintained electronically and updated by the Compliance department who will obtain proxy voting information from client agreements.

All new signed contracts or new account instructions must be sent to the Proxy Administrator no later than ten (10) days from the date a new account starts trading.  Alternatively, Shimeh Vaziri,

David Davies or Claudia Marquez, as part of the account opening procedure, will inform the Proxy Administrator that DRZ will vote proxies for the new client.

2.               DRZ shall work with the client to ensure that DRZ is the designated party to receive proxy voting materials from companies or intermediaries.  To that end, new account forms of broker-dealers/custodians will state that DRZ should receive this documentation.   The designation may also be made by telephoning contacts and/or client service representatives at broker-dealers/custodians.

These intermediaries will be informed to direct all proxy materials to our designated Proxy Administrator.

3.               The Proxy Administrator shall receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner.  The Compliance department of DRZ shall receive and review current proxy information from the Proxy Administrator on a weekly basis to ensure that all proxys are being received and voted.

4.               The Proxy Administrator will review the list of clients and compare the record date of the proxies with a security holdings list for the security or company soliciting the proxy vote.

For any client who has provided specific voting instructions, the Proxy Administrator shall vote that client’s proxy in accordance with the client’s written instructions.

Client’s who have selected a third party to vote proxies, and whose proxies were received by DRZ, shall be forwarded to the designee for voting and submission.

Proxies received after the termination date of a client relationship will not be voted.  Such proxies should be delivered to the last known address of the client or to the intermediary who distributed the proxy with a written or oral statement indicating that the advisory relationship has been terminated and that future proxies for the named client should not be delivered to DRZ.

5.               The Proxy Administrator will provide to the appropriate investment officers (portfolio managers) the proxy solicitations and materials for review.

6.               DRZ shall compare the cost of voting the proxy to the benefit to the client.  In the event that the costs of voting appear to outweigh the benefits, DRZ shall document such rationale and maintain the documentation in the permanent file (for example, voting a foreign security may require additional costs that overshadow the benefits).  The Proxy Administrator will then be notified accordingly.

7.               The Proxy Administrator will reasonably try to assess any material conflicts between the DRZ’s interests and those of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

8.               So long as there is no material conflicts of interest identified, the Proxy Administrator will vote proxies according to the guidelines set forth above.  DRZ may also elect to abstain from voting if it deems such abstinence in its clients’ best interests.  The rationale for the occurrence of voting that deviates from the guidelines will be documented and the documentation will be maintained in the permanent file.

9.               If the Proxy Administrator detects a conflict of interest, the following process will be followed:

a.               The Proxy Administrator will, as soon as reasonable practicable, contact the Compliance Officer of DRZ.  The Compliance Officer will convene the Proxy Voting Committee (the “Committee”).  Members of the Committee include the persons listed on Attachment A, none of which directly reports to another member of the Committee.  The Compliance Officer will serve as chairperson.

b.              The Compliance Officer, at inception of the Committee meeting, will appoint Secretary, whose role it will be to keep careful and detailed minutes.

c.               The Compliance Officer will identify for the Committee the issuer and proposal to be considered.  The Compliance Officer will also identify the conflict of interest that has been detected.  The Compliance Officer will also identify the vote that he believes is in the interest of shareholder value and the reasons why.

d.              The members of the Committee will then consider the proposal by reviewing the proxy voting materials and any additional documentation a member(s) feels necessary in determining the appropriate vote.  Member of the Committee may wish to consider the following questions:

•                  Whether adoption of the proposal would have a positive or negative impact on the issuer’s short term or long-term value.

•                  Whether the issuer has already responded in some appropriate manner to the request embodied in a proposal.

•                  Whether the proposal itself is well framed and reasonable.

•                  Whether implementation of the proposal would achieve the objectives sought in the proposal.

•                  Whether the issues presented would best be handled through government or issuer-specific action.

e.               Upon the provision of a reasonable amount of time to consider the proposal, each member of the Committee will in turn announce to the Committee his decision on whether DRZ will vote for or against the proposal.  Members of the Committee are prohibited from abstaining from the Committee vote and are prohibited from recommending that DRZ refrain from voting on the proposal, although “abstain” votes are permitted.   The Secretary will record each member’s vote and the rationale for his decision.

f.                 After each member of the Committee has announced his vote, the Secretary will tally the votes.  There tally will result in one of the following two outcomes:

•                  If all members of the committee have voted in the same direction on the proposal, all of DRZ’s proxies for that proposal will be voted in such direction.  The Secretary will document the unanimous vote and all minutes will be maintained in the permanent file.

•                  If a unanimous decision cannot be reached by the Committee, DRZ will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which DRZ should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on DRZ.

10.         The Proxy Administrator shall be informed of the results and shall collect and submit the proxy votes in a timely manner.

11.         All proxy votes will be recorded on the attached DRZ Proxy Voting Record or in another suitable place.  In either case, the following information will be maintained:

a.               The name of the issuer of the portfolio security;

b.              The exchange ticker symbol of the portfolio security;

c.               The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

d.              The shareholder meeting date;

e.               The number of shares DRZ is voting on firm-wide;

f.                 A brief identification of the matter voted on;

g.              Whether the matter was proposed by the issuer or by a security holder;

h.              Whether or not DRZ cast its vote on the matter;

i.                  How DRZ cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

j.                  Whether DRZ cast its vote with or against management; and

k.               Whether any client requested an alternative vote of its proxy.

In the event that DRZ votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires DRZ to vote a certain way on an issue, while DRZ deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

V. Conflicts of Interest

DRZ has identified several potential conflicts of interest that could affect its proxy voting decisions (see Attachment B for a description of these conflicts of interest).  DRZ is aware of the following potential conflicts and continually monitors these potential conflicts to determine if they exist:

•                  Conflict: DRZ retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer that is held in DRZ’s client portfolios.  For example, DRZ may be retained to manage XYZ’s pension fund.  XYZ is a public company and DRZ client accounts hold shares of XYZ.  This type of relationship may influence DRZ to vote with management on proxies to gain favor with management.  Such favor may influence XYZ’s decision to continue its advisory relationship with DRZ.

•                  Conflict: DRZ retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in DRZ’s client portfolios.  The similar conflicts of interest exist in this relationship as discussed above.

•                  Conflict: DRZ’s employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.  For example, the spouse of a DRZ employee may be a high-level executive of an issuer that is held in DRZ’s client portfolios.  The spouse could attempt to influence DRZ to vote in favor of management.

•                  Conflict:  DRZ or an employee(s) personally owns a significant number of an issuer’s securities that are also held in DRZ’s client portfolios.  For any number of reasons, an employee(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy.  The employee(s) could oppose voting the proxies according to the policy and successfully influence the Proxy Administrator to vote proxies in contradiction to the policy.

•                  Conflict:  DRZ or its affiliates has a financial interest in the outcome of a vote, such as when DRZ receives distribution fees (i.e., Rule 12b-1 fees) from mutual funds that are maintained in client accounts and the proxy relates to an increase in 12b-1 fees.

Resolution:  Upon the detection of a material conflict of interest, the procedure described under Item 9 of the Procedures for Identification and Voting of Proxies sectionabove will be followed.

We realize that due to the difficulty of predicting and identifying all material conflicts, DRZ must rely on its employees to notify the Compliance Officer of any material conflict that may impair DRZ’s ability to vote proxies in an objective manner.  Upon such notification, the Compliance Officer will notify Greg DePrince of the conflict, who will recommend an appropriate course of action.

In addition, the Compliance Officer will report any attempts by others within DRZ to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy.  The Compliance Officer should report the attempt to Greg DePrince or outside counsel.

The Compliance Officer will, on an annual basis, report to the Greg DePrince all conflicts of interest that arise in connection with the performance of his proxy-voting obligations (if any), and any conflicts of interest that occurred within the past year that have come to his attention (if any).  The Compliance Officer will use the form included as Attachment C to the document.  This information can lead to future amendments to this proxy voting policy and procedure.

VI. Recordkeeping

DRZ must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business.  The Compliance Officer will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

•                  Any request, whether written (including e-mail) or oral, received by any employee of DRZ, must be promptly reported to the Compliance Officer.  All written requests must be retained in the permanent file.

•                  The Compliance Officer will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) on the document entitled Client Requests for Proxy Information or in another suitable place.

•                  DRZ will make every effort to fulfill each individual client request for Proxy Voting information in the client’s prescribed format.  In the event that DRZ cannot, and in order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Compliance Officer may distribute to any client requesting proxy voting information the COMPLETE proxy voting record of DRZ for the period requested.

Should the COMPLETE proxy voting record by distributed to a client(s), it will contain the following legend:  “This report contains the full proxy voting record of DRZ.  If securities of a particular issuer were held in your account on the date of the shareholder meeting indicated, your proxy was voted in the direction indicated (absent your expressed written direction otherwise).”

•                  Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days).  Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request.  The written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

•                  Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy Voting Policy and Procedures:

•                  This Proxy Voting Policy and Procedures

•                  “Concise” Proxy Policy and Procedure separate disclosure document sent to clients by August 6, 2003.

Proxy statements received regarding client securities:

•                  Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: DRZ is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

•                  DRZ Proxy Voting Record.

•                  Documents prepared or created by DRZ that were material to making a decision how to vote, or that memorialized the basis for the decision.  This includes Committee Minutes.

•                  Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc, that were material in the basis for the decision.

VII. Disclosure

•                  Prior to August 6, 2003, DRZ will make provide all advisory clients with the disclosure found on the attached document entitled, Important Notice for Our Valued Clients.  This same disclosure will be added to Item 1D of DRZ’s Form ADV, Part II.

•                  The Proxy Administrator will ensure that Item 1D of Form ADV, Part II is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

VIII. Proxy Solicitation

As a matter of practice, it is DRZ’s policy to not reveal or disclose to any client how DRZ may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting.  DRZ will never disclose such information to unrelated third parties.

The Proxy Administrator is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients.  At no time may any employee accept any remuneration in the solicitation of proxies.  The Proxy Administrator shall handle all responses to such solicitations.

Julius Baer Investment Management LLC
PROXY VOTING PROCEDURES
January 17, 2006

A.                                   General

It is the policy of Julius Baer Investment Management LLC (“JBIM”) to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of all clients for JBIM provides discretionary investment management services and have authority to vote their proxies.

JBIM may vote proxies as part of its authority to manage acquire and dispose of account assets.  JBIM will not vote proxies if the advisory agreement does not provide for JBIM to vote proxies or the “named fiduciary” for an account has explicitly reserved the authority for itself.

When voting proxies for client accounts, JBIM’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries.  In fulfilling its obligations to clients, JBIM will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.

B.                                     Proxy Oversight Committee

In order to properly monitor the proxy voting process, a Proxy Oversight Committee (“Committee”) shall meet periodically to evaluate the effectiveness of JBIM’s proxy voting process, and to address potential conflicts of interest as they arise.  The members of the Committee include the individuals listed in Appendix A (attached hereto), and shall be selected from personnel of JBIM consisting of executive, compliance, legal, and operations.

C.                                     Procedures

JBIM Operations Department (“OPS”) is responsible for establishing all new accounts on the Charles River System.  A New Account Checklist which is signed and approved by all key departments of JBIM is circulated along with the agreed upon Investment Guidelines for that client.  OPS will code the applicable client account as “proxy voting” by including it in the proxy voting group on Charles River.

To assist JBIM in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, JBIM has retained the proxy voting and recording services of Institutional Shareholder Services (“ISS”).  ISS is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors.  JBIM intends to vote in accordance with ISS’s recommendations to address, among other things, any material conflicts of interests between clients and the interests of JBIM or its affiliates.  The ISS predetermined guidelines are list as Appendix B.

In order to ensure that ISS performs its delegated duties, OPS will provide the client’s custodian a letter authorizing the custodian to forward proxy ballots to ISS.  In addition, ISS is sent a copy of this letter so for which ballots are not yet being received.  OPS will follow up with the relevant custodian to resolve outstanding matters.   OPS will also supply at least on a monthly basis a full listing of positions so that ISS may ensure that they are completely voting all ballots.

C.                                     Conflicts of Interest

JBIM is sensitive of conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

(i)                                   A principal of JBIM or any person involved in the proxy decision- making process currently serves on the company’s Board

(ii)                                An immediate family member of a principal of JBIM or any person involved in the proxy decision-making process currently serves as a director or executive officer of the company.

(iii)                             The company is a client of the firm (or an affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm’s revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.

This list is not intended to be exclusive.  All employees are obligated to disclose any potential conflict to the CCO of JBIM

Under such circumstances, JBIM will vote in accordance with ISS’ predetermined guidelines, except as described below in section D.

D.                                    ISS Overrides

JBIM has provided implied consent to ISS to vote in accord with their recommendation and will generally do so, JBIM Portfolio Management retains the ability through an online platform (VOTEX) to override any such vote that it believes would be in a client’s best interest.  In cases where JBIM Portfolio Management believes there may be an actual or perceived conflict of interest, the manager must prepare documentation of the investment rationale for the decision, the conflict of interest and the method in which the conflict would be addressed and present all such documentation to the Committee prior to providing voting instructions to ISS. The Committee shall consider all such information and either approve or disapprove the portfolio manager’s request.  Committee minute and all such documentation

E.                                      Monitoring

ISS will provide ad-hoc reporting as well as quarterly board reporting for client which details the voting record and denotes any exceptions wherein JBIM has deviated from its normal policy.  If such activity is detected, OPS will elevate the report to Senior Management, including the Head of Legal and Compliance and the Chief Compliance Officer (“CCO”).  JBIM Portfolio Management will provide the JBIM’s CCO with a written explanation of the reason for the exception.  All such records shall be maintained as part for the firm’s books and records.

F.                                      Reporting and Disclosure for JBIM

Once each year, JBIM shall include in its presentation materials to the Boards of Directors of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year.  With respect to those proxies that JBIM has identified as involving a conflict of interest, JBIM, LLC shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.JBIM shall disclose within its Form ADV how other clients can obtain information on how their securities were voted.  JBIM shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

G.                                     Recordkeeping

JBIM shall retain records relating to the voting of proxies, including:

1.                                       A copy of this proxy voting policy and procedures and ISS Proxy Voting Guidelines relating to the voting of proxies.

2.                                       A copy of each proxy statement received by JBIM regarding portfolio securities in JBIM client accounts.

3.                                       A record of each vote cast by JBIM on behalf of a client.

4.                                       A copy of each written client request for information on how JBIM voted proxies on behalf of the client account, and a copy of any written response by JBIM to the client account.

5.                                       A copy of any document prepared by JBIM that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

JBIM shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintain its own copies and on proxy statements and records of proxy votes cast by JBIM maintained at ISS.  JBIM shall obtain an undertaking from ISS to provide a copy of the documents promptly upon request.

These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of JBIM.

LSV Proxy Voting

LSV’s standard investment management agreement expressly authorizes LSV to vote proxies on behalf of the client’s account.  Therefore, unless the client expressly reserves proxy voting responsibility, it is LSV’s responsibility to vote proxies relating to securities held for the client’s account.

ERISA Accounts.  Unless proxy voting responsibility has been expressly reserved and is being exercised by another fiduciary for an ERISA plan client, LSV, as the investment adviser for the account, must vote all proxies relating to securities held for the plan’s account.  If LSV is responsible for voting, LSV shall make appropriate arrangements with each account custodian to have proxies forwarded, on a timely basis to the appropriate person, and shall endeavor to correct delays or other problems relating to timely delivery of proxies and proxy materials.

Fiduciary obligations of prudence and loyalty require an investment adviser with proxy voting responsibility to vote proxies on issues that affect the value of the client’s investment.  Proxy voting decisions must be made solely in the best interests of the client’s account.  In voting proxies, LSV is required to consider those factors that may affect the value of the client’s investment and may not subordinate the interests of the client to unrelated objectives.

LSV has adopted proxy voting guidelines that provide direction in determining how various types of proxy issues are to be voted.  LSV will engage an expert independent third party to design guidelines for client accounts that are updated for current corporate governance issues, helping to ensure that clients’ best interests are served by voting decisions.  Clients are sent a copy of their respective guidelines on an annual basis.

LSV’s purely quantitative investment process does not provide output or analysis that would be functional in analyzing proxy issues.  LSV therefore will retain an independent, expert third party, currently Institutional Shareholder Services (“ISS”).  ISS will implement LSV’s proxy voting process, provide assistance in developing guidelines and provide analysis of proxy issues on a case-by-case basis.  LSV is responsible for monitoring ISS to ensure that proxies are adequately voted.  LSV will vote issues contrary to, or issues not covered by, the guidelines only when LSV believes it is in the best interest of the client.  Where the client has provided proxy voting guidelines to LSV, those guidelines will be followed, unless it is determined that a different vote would add more value to the client’s holding of the security in question.  Direction from a client on a particular proxy vote will take precedence over the guidelines.  LSV’s use of ISS is not a delegation of LSV’s fiduciary obligation to vote proxies for clients.

Should a material conflict arise between LSV’s interest and that of its clients (e.g., a client bringing a shareholder action has solicited LSV’s support; LSV manages a pension plan for a company whose management is soliciting proxies; or an LSV employee has a relative involved in management at an investee company), LSV will vote the proxies in accordance with the recommendation of the independent third party proxy voting service.  A written record will be maintained describing the conflict of interest, and an explanation of how the vote taken was in the client’s best interest.

LSV may refrain from voting a proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person.

Clients may receive a copy of LSV’s voting record for their account by request.  LSV will additionally provide any mutual fund for which LSV acts as adviser or sub-adviser, a copy of LSV’s voting record for the fund so that the fund may fulfill its obligation to report proxy votes to fund shareholders.

Recordkeeping.  In accordance with the recordkeeping rules, LSV will retain:

(i)                                   Copies of its proxy voting policies and procedures.

(ii)                                A copy of each proxy statement received regarding client securities (maintained by the proxy voting service and/or available on EDGAR).

(iii)                             A record of each vote cast on behalf of a client (maintained by the proxy voting service).

(iv)                            A copy of any document created that was material to the voting decision or that memorializes the basis for that decision (maintained by the proxy voting service).

(v)                               A copy of clients’ written requests for proxy voting information and a copy of LSV’s written response to a client’s request for proxy voting information for the client’s account.

(vi)                            LSV will ensure that it may obtain access to the proxy voting service’s records promptly upon LSV’s request.

LSV will maintain required materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place, the first two years in LSV’s principal office.

NEUBERGER BERMAN, LLC
NEUBERGER BERMAN MANAGEMENT INC.
PROXY VOTING POLICIES AND PROCEDURES

Neuberger Berman, LLC (“Neuberger”) has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that Neuberger votes proxies prudently and in the best interest of its advisory clients for whom the adviser has voting authority.  The Proxy Voting Policy also describes how Neuberger addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies.  In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger utilizes Institutional Shareholder Services Inc. (“ISS”) to vote proxies in accordance with Neuberger’s voting guidelines.

For Socially Responsive clients, Neuberger has adopted Socially Responsive voting guidelines.  For Non-Socially Responsive clients, Neuberger’s guidelines adopt the voting recommendations of ISS.  Neuberger retains final authority and fiduciary responsibility for proxy voting.

Non-Socially Responsive Clients

I.                                         Introduction and General Principles

A.           Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, “NB”) have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.

B.             NB understands that proxy voting is an integral aspect of investment management.  Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

C.             NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

D.            In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

E.              In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB’s policies and procedures.

F.              There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan’s participants and beneficiaries. NB’s decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client’s investment and whether this expected effect would outweigh the cost of voting.

II.                                     Responsibility and Oversight

A.              NB has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:

(1) developing, authorizing, implementing and updating NB’s policies and procedures;

(2) overseeing the proxy voting process; and

(3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.

B.             Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

C.             The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

D.            In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III.                                Proxy Voting Guidelines

A.          NB has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time.  A summary of the current applicable ISS proxy voting guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.

B.            Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations.  In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.

C.            There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional (“NB Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations.  In such event, the procedures set forth in Section V, Paragraph C will be followed.

IV.                                Proxy Voting Procedures

A.           NB will vote client proxies in accordance with a client’s specific request even if it is in a manner inconsistent with NB’s policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.

B.            At the recommendation of the Proxy Committee, NB has engaged ISS as its voting delegate to:

(1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;

(2) vote and submit proxies in a timely manner;

(3) handle other administrative functions of proxy voting;

(4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5) maintain records of votes cast; and

(6) provide recommendations with respect to proxy voting matters in general.

C.            Except in instances where clients have retained voting authority, NB will instruct Custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

D.            Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

V.                                    V.              Conflicts of Interest

A.           NB has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to NB as a result of business conducted by ISS. NB believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices, a copy of which is attached hereto as Exhibit B.

B.             ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends.  NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.

C.             In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time.  Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner.  The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.  In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional.  In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.  In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

D.            In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted.  After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner.  The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.  In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.  In the event that the Proxy Committee determines that such vote presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.

E.             Material conflicts cannot be resolved by simply abstaining from voting.

VI.                                Recordkeeping

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:

(1) a copy of these policies and procedures, which shall be made available to clients upon request;

(2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);

(3) a record of each vote cast (which ISS maintains on NB’s behalf);

(4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;

(5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

(6) each written client request for proxy voting records and NB’s written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.

VII.                            Disclosure

Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client’s proxy.

Effective June 2003

NORTHERN TRUST CORPORATION
U.S PROXY VOTING GUIDELINES

Amended 6/01/06

These Proxy Voting Guidelines supplement the Northern Trust Corporation Proxy Voting Policies and Procedures (last amended 4/16/05) and serve as general guidelines for the voting of domestic (U.S.) proxies by Northern Trust Corporation affiliates for accounts over which Northern Trust has been granted proxy voting discretion.

I. The Board of Directors

A. Voting on Director Nominees in Uncontested Elections

Northern Trust generally votes for director nominees in uncontested elections absent countervailing factors such as a lack of director independence (see below) or chronic, unjustified absenteeism.

B. Chairman and CEO are the Same Person

Northern Trust generally votes against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C. Director Independence

For any situations not already covered by rule or regulation, Northern Trust will generally vote for shareholder proposals requesting that the board be comprised of a majority of independent directors and will generally vote against all shareholder proposals requesting that the board of a company be comprised of a supermajority of independent directors.  Northern Trust generally votes against shareholder proposals that would require the appointment of a lead or a presiding director unless the audit, compensation or nominating committees are not of independent persons.  Northern Trust generally votes for shareholder proposals that would request the board audit, compensation and/or nominating committees include independent directors exclusively and withholds votes for the election of non-independent directors serving on the audit, compensation or nominating committee or board.

For all situations that involve a NASDAQ or NYSE listed company, Northern Trust will use the NASDAQ’s or NYSE’s definition, respectively, of an independent director to determine a board’s candidate status.  In any other situation, Northern Trust will consider a board candidate or member to lack independence if the proposed director:

a)              Receives, or one of the proposed director’s immediate family members receives, more than $100,000 per year indirect compensation from the listed company, other than director and committee fees and pension or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on the continued service); such person is presumed not to be independent until three years after he or she ceases to receive more than $100,000 per year in compensation;

b)             Is affiliated with or employed by, or if one of the proposed director’s immediate family members is affiliated with or employed in a professional capacity by, a present or former auditor of the company; the proposed director will not be considered “independent” until three years after the end of the affiliation or the auditing relationship;

c)              Is employed, or one of the proposed director’s immediate family members is employed, as an executive officer of another company where any of the listed company’s present executives serves on that company’s compensation committee; the proposed director will not be considered “independent” until three years after the end of such service or the employment relationship;

d)             Is an executive officer or employee, or one of the proposed director’s immediate family members is an executive officer, of another company (A) that accounts for at least 2% or $1 million, whichever is greater, of the listed company’s consolidated gross revenues, or (B) for which the listed company accounts for at least 2% or $1 million, whichever is greater, of such other company’s consolidated gross revenues; the proposed director will not be considered “independent” until three years after consolidated gross revenues fall below that threshold.

D. Stock Ownership Requirements

Northern Trust generally votes against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E. Term of Office

Northern Trust generally votes against shareholder proposals to limit the tenure of outside directors.

F. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case by case basis.  Northern Trust generally votes for proposals providing indemnification protection to officers and directors, and for proposals limiting the liability of officers and directors for monetary damages, provided such proposals do not appear to conflict with applicable law and cover only future actions.

G. Charitable Contributions

Northern Trust votes against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

II. Proxy Contests

A. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

•                  long-term financial performance of the target company relative to its industry;

•                  management’s track record;

•                  background to the proxy contest;

•                  qualifications of director nominees (both slates);

•                  evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

•                  stock ownership positions.

B. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.  Northern Trust will support such proposals in general in those cases where (i) Northern Trust votes in favor the dissidents and  (ii) the proposal is voted on the same proxy as the dissident slate and, as such, is specifically related to the contested proxy at issue.

Northern Trust generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

III. Auditors

Ratifying Auditors

Northern Trust generally votes for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Northern Trust generally votes against shareholder proposals seeking to restrict the ability of a company’s auditors to provide non-audit services.

Northern Trust generally votes against shareholder proposals that would request a company to periodically change its audit firm.

IV. Proxy Contest Defenses

A. Board Structure: Staggered vs. Annual Elections

Northern Trust generally votes against proposals to classify the board and for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors

Northern Trust generally votes for proposals that provide that directors may be removed only for cause.

Northern Trust generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

C. Cumulative Voting

Northern Trust generally votes for proposals to institute cumulative voting, unless the company has previously adopted a majority voting policy, or a majority voting shareholder proposal, consistent with Northern Trust’s majority voting guidelines, is on the ballot at the same time as the cumulative voting proposal, in which case Northern Trust generally votes against such cumulative voting proposals.

D. Majority Voting

In analyzing shareholder proposals calling for the directors in contested elections to be elected by an affirmative majority of votes cast, Northern Trust focuses on whether or not the company has adopted a written majority voting (or majority withhold) policy that provides for a meaningful alternative to affirmative majority voting.

In cases where companies have not adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes for shareholder majority voting proposals.

In cases where companies have adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes against shareholder majority voting proposals, provided that the policy is set forth in the company’s annual proxy statement and either:

•                                          requires nominees who receive majority withhold votes to tender their resignation to the board;

•                                          sets forth a clear and reasonable timetable for decision-making regarding the nominee’s status; and

•                                          does not contain any specific infirmities that would render it an ineffective alternative majority voting standard or otherwise provides a meaningful alternative to affirmative majority voting.

In determining the adequacy of a company’s majority voting (or majority withhold) policy Northern Trust may also consider, without limitation, any factors set forth in the policy that are to be taken into account by the board in considering a nominee’s resignation and the range of actions to the board in responding to the resignation (e.g., acceptance of the resignation, maintaining the director but curing the underlying cause of the withheld votes, etc).

E. Shareholder Ability to Call Special Meetings

Northern Trust generally votes for proposals to restrict or prohibit shareholder ability to call special meetings, but will vote against such proposals and in favor of shareholder proposals to allow shareholders to call special meetings if the minimum ownership requirement is at least 15% of outstanding shares.

F. Shareholder Ability to Act by Written Consent

Northern Trust generally votes for proposals to restrict or prohibit shareholder ability to take action by written consent.

G. Shareholder Ability to Alter the Size of the Board

Northern Trust generally votes against proposals limiting management’s ability to alter the size of the board.

V. Tender Offer Defenses

A. Poison Pills

Northern Trust generally votes against shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Northern Trust will review on a case-by-case basis management proposals to ratify a poison pill.

B. Fair Price Provisions

Northern Trust will review votes case-by-case on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Northern Trust generally votes for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. Greenmail

Northern Trust generally votes for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Northern Trust voteson a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. Pale Greenmail

Northern Trust votes on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

E. Unequal Voting Rights

Northern Trust generally votes against dual class exchange offers.

Northern Trust generally votes against dual class recapitalizations.

F.                  Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Northern Trust generally votes against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Northern Trust generally votes for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G.                Supermajority Shareholder Vote Requirement to Approve Mergers

Northern Trust generally votes against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Northern Trust generally votes for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H.                White Squire Placements

Northern Trust generally votes for shareholder proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes, unless the company has committed to issuing such shares with no more than one vote per share..

VI. Miscellaneous Governance Provisions

A.                CONFIDENTIAL VOTING

Northern Trust generally votes for proposals requiring confidential voting and independent vote tabulators.

B.                Equal Access

Northern Trust generally votes against shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.                Bundled Proposals

Northern Trust votes on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items.  In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

D.                Shareholder Advisory Committees

Northern Trust votes on a case-by-case basis, proposals to establish a shareholder advisory committee.

VII. Capital Structure

A.                Common Stock Authorization

Northern Trust votes on a case-by-case basis, proposals to increase the number of shares of common stock authorized for issue.

B.                Stock Distributions: Splits and Dividends

Northern Trust generally votes for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.                Reverse Stock Splits

Northern Trust generally votes for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.                Blank Check Preferred Authorization

Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, Northern Trust generally votes against proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights, stock unless the voting, conversion, dividend and distribution, and other rights are specified and the voting rights are limited to one vote per share.

E. Shareholder Proposals Regarding Blank Check Preferred Stock

Northern Trust generally votes in favor of shareholder proposals requiring blank check preferred stock placements to be submitted for shareholder ratification unless the the shares issued are to be issued for the purpose of raising capital or making acquisitions.

F.                  Adjust Par Value of Common Stock

Northern Trust generally votes for management proposals to reduce the par value of common stock.

G.                Preemptive Rights

Northern Trust reviews on a case-by-case basis, proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.  We generally oppose preemptive rights for publicly-held companies with a broad stockholder base.

H.                Debt Restructurings

Northern Trust reviews on a case-by-case basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.  We consider the following issues:

•                      Dilution — How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•                      Change in Control — Will the transaction result in a change in control of the company?

•                      Bankruptcy — Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.                     Share Repurchase Programs

Northern Trust generally votes for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VIII. Executive and Director Compensation

Northern Trust votes on a case-by-case basis on executive and director compensation plans.  Northern Trust generally votes against compensation plans if:

•                      The exercise price is less than 100 percent of fair market value at the time of grant; OR

•                      The company has repriced underwater stock options during the past three years; OR

•                      The company fails the following described burn rate test.

A company will generally fail Northern Trust’s burn rate test if its three year average burn rate exceeds 2% AND exceeds an amount that is one standard deviation in excess of its GICS industry mean (segmented by Russell 3000 and non-Russell 3000 companies).  A company that exceeds both of the foregoing three year average burn rate amounts can avoid a negative vote if it commits in a public filing to maintain a burn rate over the next three fiscal years that it is no higher than one standard deviation in excess of its industry mean as calculated at the time of the proposal.  Restricted shares or other “full-value” awards granted will be counted against the burn rate based on the following multiplier that varies based on a company’s annual stock price volatility:

Company Characteristics	Annual Stock Price Volatility	Multiplier
High Volatility	53% or greater	1.5 to 1
Medium Volatility	25% to 52.99%	2.0 to 1
Low Volatility	25% or lower	4.0 to 1

A.                 OBRA-Related Compensation Proposals

•                  Amendments that Place a Cap on Annual Grant or Amend Administrative Features

Northern Trust generally votes for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

•                  Amendments to Added Performance-Based Goals

Northern Trust generally votes for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

•                  Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans that would both increase shares reserved AND qualify the planfor favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

•                  Approval of Cash or Cash-and-Stock Bonus Plans

Northern Trust generally votes for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

B.            Shareholder Proposals to Limit Executive and Director Pay

Northern Trust generally votes against shareholder proposals that seek additional disclosure of executive and director pay information.

Northern Trust votes on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

C.            Golden and Tin Parachutes

Northern Trust generally votes against shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

D.            Employee Stock Ownership Plans (ESOPs) and Other Broad-Based Employee Stock Plans

Northern Trust generally votes for proposals to approve an ESOP or other broad-based employee stock purchase or ownership plan, or to increase authorized shares for such existing plans, except in cases when the number of shares allocated to such plans is “excessive” (i.e., generally greater than ten percent (10%) of outstanding shares).

E.              401(k) Employee Benefit Plans

Northern Trust generally votes for proposals to implement a 401(k) savings plan for employees.

F.              Director Retirement Benefits

Northern Trust generally votes for shareholder proposals requesting companies cease to pay retirement benefits to directors.

G.                                    Stock Option Expensing

Pending the adoption of definitive rules on option expensing by the FASB, Northern Trust will generally vote against shareholder proposals requesting that companies expense options.

IX. State of Incorporation

A. Voting on State Takeover Statutes

Northern Trust votes on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.                Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation are examined on a case-by-case basis.

X. Mergers and Corporate Restructurings

A.                Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

•                      anticipated financial and operating benefits;

•                      offer price (cost vs. premium);

•                      prospects of the combined companies;

•                      how the deal was negotiated; and

•                      changes in corporate governance and their impact on shareholder rights.

B.                Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C.                Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.                Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.                  Appraisal Rights

Northern Trust generally votes for proposals to restore, or provide shareholders with, rights of appraisal.

G.                Changing Corporate Name

Northern Trust generally votes for changing the corporate name.

H.                                    Adjourn Meeting

Northern Trust generally votes against proposals giving management discretion to adjourn a meeting of shareholders in order to solicit additional votes.

XI. Mutual Funds

A.                Election of Trustees

Votes on trustee nominees are evaluated on a case-by-case basis.

B.                Investment Advisory Agreement

Votes on investment advisory agreements are evaluated on a case-by-case basis.

C.                Fundamental Investment Restrictions

Votes on amendments to a fund’s fundamental investment restrictions are evaluated on a case-by-case basis.

D.                Distribution Agreements

Votes on distribution agreements are evaluated on a case-by-case basis.

XII. Social and Environmental Issues

In general, Northern Trust generally votes against shareholder social and environmental proposals.

RCM Proxy Voting Guidelines
and Procedures

March 10, 2006

Policy Statement

RCM exercises our proxy voting responsibilities as a fiduciary.  As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients.  Our guidelines are designed to meet applicable fiduciary standards.  All votes submitted by RCM on behalf of its clients are not biased by other clients of RCM.  Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.

A Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures.   These guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to these Guidelines.  To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss these instances.  In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services.  The Proxy Committee will meet annually to review these guidelines and determine whether any revisions are appropriate.

Voting Procedure

The voting of all proxies is conducted by the Proxy Specialist in consultation with a Proxy Committee consisting representatives from the Research Department, Portfolio Management Team (PMT), the Legal and Compliance Department, and the Proxy Specialist.  The Proxy Specialist performs the initial review of the proxy statement, third-party proxy research provided by ISS, and other relevant material, and makes a vote decision in accordance with RCM Proxy Voting Guidelines.  In situations where the Proxy Voting Guidelines do not give clear guidance on an issue, the Proxy Specialist will, at his or her discretion, consult the Analyst or Portfolio Manager and/or the Proxy Committee.  In the event that an Analyst or Portfolio Manager wishes to override the Guidelines, the proposal will be presented to the Proxy Committee for a final decision.

RCM retains a third-party proxy voting service, Institutional Shareholder Services, Inc. (ISS), to assist us in processing proxy votes in accordance with RCM’s vote decisions.  ISS is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, and contacting custodian banks to request missing proxies.  ISS sends the proxy vote instructions provided by RCM to the appropriate tabulator.  ISS provides holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis.  RCM keeps proxy materials used in the vote process on site for at least one year.

Resolving Conflicts of Interest

RCM may have conflicts that can affect how it votes its clients’ proxies.  For example, RCM may manage a pension plan whose management is sponsoring a proxy proposal.  RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations.  Accordingly, RCM may reach different voting decisions for different clients.  Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right.  For this reason, RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how RCM resolves such material conflicts of interest with its clients.

Cost-Benefit Analysis Involving Voting Proxies

RCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies.  Given the outcome of the cost-benefit analysis, RCM may refrain from voting a proxy on behalf of its clients’ accounts.

In addition, RCM may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on RCM’s ability to vote such a proxy.  These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions.  Such proxies are voted on a best-efforts basis.

Proxy Voting Guidelines

Ordinary Business

Ordinary Business Matters:  Case-by-Case

RCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.

Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis.  Proposals that are not clearly defined other than to transact “other business,” will be voted AGAINST, to prevent the passage of significant measures without our express oversight.

Auditors

Ratification of Auditors:  Case-by-Case

RCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

RCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.

Shareholder Proposals Regarding Rotation of Auditors:  Generally FOR

RCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.

Shareholder Proposals Regarding Auditor Independence:  Case-by-Case

RCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.

Board of Directors

Election of Directors: Case-by-Case

Votes on director nominees are made on a case-by-case basis.  RCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value.  RCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed.  When available information demonstrates a conflict of interest or a poor performance record for specific candidates, RCM may withhold votes from director nominees.

Majority Vote Requirement for the Election of Directors: Case-by-Case

RCM evaluates proposals to require a majority vote for the election of directors, on a case-by-case basis.  RCM generally supports binding and non-binding (advisory) proposals to initiate a change in the vote threshold requirement for board nominees, as we believe this may bring greater director accountability to shareholders.  Exceptions may be made for companies with policies that provide for a meaningful alternative to a full majority-voting standard.

Classified Boards:  AGAINST

Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term.  Each year one of the groups of directors is nominated for re-election and serves a three-year term.  RCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment.  RCM will vote FOR shareholder proposals to de-classify the board of directors.

Changing Size of Board:  Case-by-Case

RCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members.  We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.

Majority of Independent Directors on Board:  Case-by-Case

RCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis.  RCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors.  Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.

Minimum Share Ownership by the Board:  AGAINST

Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, RCM does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.

Limit Tenure of Directors:  AGAINST

RCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service.  We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.

Director Indemnification and Liability Protection:  Case-by-Case

RCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. RCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.  If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and if only the director’s legal expenses would be covered, RCM may vote FOR expanded coverage.

Separate Chairman/Chief Executive Officer:  Case-by-Case

RCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company.  RCM generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO’s decisions.  We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled non-management meetings with a powerful and independent Lead Director.

Diversity of the Board of Directors:  Case-by-Case

RCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis.  RCM generally votes FOR requests for reports on the company’s efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.

Executive and Director Compensation

Stock Incentive Plans: Case-by-Case

RCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders.  We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors.  We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.

RCM utilizes research from a third-party proxy voting service (ISS) to assist us in analyzing all details of a proposed stock incentive plan.  Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.

Shareholder Proposals Regarding Options Expensing:  FOR

RCM generally votes FOR shareholder proposals requesting companies to disclose the cost of stock options as an expense on their income statement, to clarify the company’s earnings and profitability to shareholders.

Cash Bonus Plans (OBRA related):  Case-by-Case

RCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan proposals on a case-by-case basis.  OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA’s $1 million cap.

The primary objective of such proposals is to avoid tax deduction limitations imposed by Section 162(m) of the Internal Revenue Code, and RCM will generally vote FOR plans that have appropriate performance targets and measures in place.

In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, RCM may vote AGAINST the cash bonus plan, and may withhold votes from compensation committee members.

Eliminate Non-Employee Director Retirement Plans:  FOR

RCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value.  Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.

Employee Stock Purchase Plans:  Case-by-Case

Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions.  Such plans provide performance incentives and lead employees to identify with shareholder interests.

Qualified employee stock purchase plans qualify for favorable tax treatment under Section 423 of the Internal Revenue Code.  RCM will vote FOR Qualified Employee Stock Purchase Plans that include:  (1) a purchase price of at least 85 percent of fair market value, and (2) an offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares) of no more than 10 percent.

For Nonqualified Employee Stock Purchase Plans, companies provide a match to employees’ contributions, instead of a discount in stock price.  Provided the cost of the plan is not excessive, RCM generally votes FOR non-qualified plans that include: (1) broad-based participation (2) limits on employee contribution (3) company matching contribution up to 25 percent of the employee’s contribution (4) no discount on stock price on the date of purchase.

Shareholder Proposals Regarding Executive Pay:  Case-by-Case

RCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

RCM votes FOR proposals requesting that at least a significant portion of the company’s awards are performance-based.  Preferably, performance measures should include long-term growth metrics.

RCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.

RCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.

All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Executive Severance Agreements (Golden Parachutes):  Case-by-Case

RCM votes FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis.  RCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.

Capital Structure

Capital Stock Authorizations:  Case-by-Case

RCM votes proposals for an increase in authorized shares of common or preferred stock on a case-by-case basis, after analyzing the company’s industry and performance in terms of shareholder returns.  We generally vote AGAINST stock increases that are greater than 100 percent, unless the company has provided a specific reason for the increase.  We will also vote AGAINST proposals for increases in which the stated purpose is to reserve additional shares to implement a poison pill.  (Note:  see page 10, for more on preferred stock).

Stock Splits and Dividends:  Case-by-Case

RCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive.  We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.

Mergers and Corporate Restructuring

Mergers and Restructurings:  Case-by-Case

A merger, restructuring, or spin-off in some way affects a change in control of the company’s assets.  In evaluating the merit such transactions, RCM will consider the terms of each proposal and will analyze the potential long-term value of the investment.  RCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.

Prevent a Company from Paying Greenmail:  FOR

Greenmail is the payment a corporate raider receives for his/her shares.  This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders.  RCM will generally vote FOR anti-greenmail provisions.

Fair Price Provision:  AGAINST

Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision.  An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares.  Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.

RCM will vote AGAINST fair price provisions, if the shareholder vote requirement, imbedded in the provision, is greater than a majority of disinterested shares.

RCM will vote FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.

State Antitakeover Statutes:  Case-by-Case

RCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.

Reincorporation:  Case-by-Case

RCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company’s financial disclosure, the impact on current and potential business with the U.S. government, M&A opportunities and the risk of being forced to reincorporate in the future.    RCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.

Anti-takeover Defenses and Voting Related Issues

Poison Pills: Case-by-Case

RCM votes AGAINST poison pills or (or shareholder rights plans) proposed by a company’s management.  Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor.  Typically, directors have enacted these plans without shareholder approval.

RCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.

Dual Class Capitalization with Unequal Voting Rights:  Case-by-Case

RCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders.  RCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.

Blank Check Preferred Stock:  Case-by-Case

Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued.  Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings.  On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.

RCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense.  We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.

RCM will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Supermajority Voting Provisions:  AGAINST

Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority.  Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.

RCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.

Cumulative Voting:  Case-by-Case

Cumulative voting allows shareholders to “stack” their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation.  RCM evaluates management proposals regarding cumulative voting, on a case-by-case basis.  For companies that do not have a record of strong corporate governance policies, we will generally vote FOR shareholder proposals to restore or provide for cumulative voting.

Shareholder Action by Written Consent:  Case-by-Case

Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.

RCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.

Shareholder’s Right to Call Special Meeting:  FOR

RCM votes FOR proposals to restore or expand shareholder rights to call special meetings.  We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.

Confidential Voting:  FOR

RCM votes for shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management.  Furthermore, RCM maintains records which allow our clients to have access to our voting decisions.

Social and Environmental Issues

Shareholder Proposals Regarding Social and Environmental Issues: Case-by-Case

In evaluating social and environmental proposals, RCM first determines whether the issue should be addressed on a company-specific basis.  Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action.  If this is the case, RCM recommends voting against the proposal.  Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions.  While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.

RCM considers the following factors in evaluating proposals that address social and environmental issues:

Cost to implement proposed requirement

Whether any actual abuses exist

Whether the company has taken any action to address the problem

The extent, if any, to which the proposal would interfere with the day-to-day management of the company.

RCM generally supports proposals that encourage corporate social responsibility.  However, RCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company.  In the absence of compelling evidence that a proposal will have a positive economic impact, RCM believes that these matters are best left to the judgment of management.

Sign or Endorse the CERES Principles:  Case-by-Case

The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation.  CERES was formed by the Coalition of Environmentally Responsible Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction.  Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.

RCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs.  Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company’s current environmental disclosure, its environmental track record, and the practices of peer companies.

Environmental Reporting:  FOR

RCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder’s environmental concerns.

Northern Ireland (MacBride Principles):  Case-by-Case

The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland.  These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems.  Divestment of stock is not called for under these principles.  RCM takes the following factors into consideration regarding Northern Ireland resolutions:

Whether any discrimination charges have been filed against the subject company within the past year; Whether the subject company has subscribed to the Fair Employment Agency’s, “Declaration of Principle and Intent.”  (Northern Ireland governmental regulations); and whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

PART C.  OTHER INFORMATION

ITEM 23.  Exhibits.

Exhibit Number	Document

1(a)

Agreement and Declaration of Trust made as of October 22, l940, as amended and restated effective August 1, 1990.  (Filed as Exhibit 1(a) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

1(b)

Amendment No. 1 to the Agreement and Declaration of Trust as amended and restated effective August 1, 1990.  (Filed as Exhibit 1(b) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

1(c)

Amendment No. 2 to the Agreement and Declaration of Trust as amended and restated effective August 1, 1990.  (Filed as Exhibit 1(c) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

2	Rules and Procedures of the Trust, as amended. (Filed as Exhibit 2 to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

3	Instrument Defining Rights of Shareholders. Incorporated by reference to Exhibits 1(a), 1(b), 1(c) and 2 above.

4(a)	(1)

Investment Management Agreement between the Trust and Retirement System Investors Inc., as amended and restated effective March 25, 2004.  (Filed as Exhibit 4(a)(1) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2004.)

(2)

Investment Management Agreement between the Trust and Retirement System Investors Inc., as amended and restated effective June 4, 2004. (Filed as Exhibit 4(a)(2) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2004.)

4(b)

Investment Sub-Advisory Agreements between Retirement System Investors Inc. and each of the investment sub-advisers listed below, and Schedule A thereto for each such Agreement, setting forth the terms of its respective compensation:

(1) Julius Baer Investment Management LLC (Filed as Exhibit 4(b)(1) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2004.)

	(2)	Batterymarch Financial Management, Inc. (Filed as Exhibit C to the Registrant’s Definitive Proxy Statement on Schedule 14A filed on October 8, 2003.)

	(3)	Neuberger Berman Management Inc. (Filed as Exhibit D to the Registrant’s Definitive Proxy Statement on Schedule 14A filed on October 8, 2003.)

	(4)	RCM Capital Management LLC (Filed as Exhibit 4(b)(4) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2004.)

	(5)	Northern Trust Investments, N.A. (Filed as Exhibit 4(b)(5) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2004.)

	(6)	Shay Assets Management Inc. (Filed as Exhibit A to the Registrant’s Definitive Proxy Statement on Schedule 14A filed on April 9, 2004.)

	(7)	DePrince, Race & Zollo, Inc. (Filed herewith.)

	(8)	LSV Asset Management (Filed herewith.)

5	Distribution Agreement (Filed as Exhibit 5 to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

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Retirement System for Savings Institutions Deferred Compensation Plan.  (Filed as Exhibit 6 to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

7(a)

Custody Agreement dated December 21, 1989 between the Trust and Custodial Trust Company.  (Filed as Exhibit 7(c) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

7(b)

Schedule of Custodial Remuneration for Custodial Trust Company. (Filed as Exhibit 7(d) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

8(a)	Undertaking Letter. (Filed as Exhibit 8(a) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

8(b)	Service Agreement. (Filed as Exhibit 8(b) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed on December 2, 2003.)

8(c)	Reorganization Agreement. (Filed as Exhibit 8(c) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

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8(d)	Amendment No. 1 to Service Agreement (Filed herewith.)

9(a)	Opinion of Milbank, Tweed, Hadley & McCloy. (Filed as Exhibit 9(a) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

10(a)	Consent of PricewaterhouseCoopers, LLP. (Filed as Exhibit 10(a) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

10(b)	Consent of Milbank, Tweed, Hadley & McCloy. (Filed as Exhibit 10(b) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

10(c)	Consent of McGladrey & Pullen, LLP. (Filed as Exhibit 10(c) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

10(d)	Independent Auditor’s Report of McGladrey & Pullen, LLP. (Filed as Exhibit 10(d) to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2000.)

10(e)	Consent of Anchin, Block & Anchin LLP. (Filed herewith.)

10(f)	Independent Auditor’s Report of PricewaterhouseCoopers, LLP. (Filed with the Registrant’s Definitive 2000 Annual Report on Schedule N-30D filed on November 29, 2001.)

11	None.

12	None.

13	Not applicable.

14	None.

15(a)	Trust’s Consolidated Code of Ethics. (Filed as Exhibit 15(a) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2001.)

15(b)

Julius Baer Investment Management LLC Code of Ethics (Filed as Exhibit 23(p)(iv) to Post-Effective Amendment No. 40 to the  Registration Statement of Heritage Series Trust, SEC file No. 33-57986, filed on January 2, 2007.)

15(c)

Batterymarch Financial Management, Inc. Code of Ethics.  (Incorporated herein by reference.  Filed as Exhibit 99(p)(iv) to Post-Effective Amendment No. 28 to the Registration Statement of Legg Mason Global Trust Inc., SEC File No. 33-56672, filed on April 29, 2005.)

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15(d)

Neuberger Berman Management Inc. Code of Ethics.  (Incorporated herein by reference.  Filed as Exhibit to Post-Effective Amendment No. 106 to the Registration Statement of Neuberger Berman Equity Funds, SEC File No. 2-11357, filed on December 19, 2003.)

15(e)

RCM Capital Management LLC Code of Ethics.  (Incorporated herein by reference.  Filed as corresponding Exhibit P(16) to Post-Effective Amendment No. 69 to the Registration Statement of John Hancock Trust., SEC File No. 333-137234, filed on February 10, 2006.)

15(f)

Northern Trust Investments, N.A. Code of Ethics.  (Incorporated herein by reference.  Filed as corresponding Exhibit (p)(3) to Post-Effective Amendment No. 42 to the Registration Statement of Northern Funds, SEC File No. 033-73404, filed on February 1, 2005.)

15(g)

Shay Assets Management, Inc. Code of Ethics.  (Incorporated herein by reference.  Filed as Exhibit P(1) to Post-Effective Amendment No. 46 to the Registration Statement of Asset Management Fund, SEC File No. 002-78808, filed on February 1, 2005.)

15(h)

DePrince, Race & Zollo, Inc. Code of Ethics (Incorporated herein by reference.  Filed as _Exhibit (p) 1.13 to Post-Effective Amendment No. 46 to the Registration Statement of Russell Investment Company, SEC File No. 2-71299, filed on December 16, 2002.)

15(i)

LSV Asset Management Code of Ethics (Incorporated herein by reference.  Filed as Exhibit (p)(vii) to Post-Effective Amendment No. 70 to the Registration Statement of MTB Group of Funds, SEC File No. 33-20673, filed on August 28, 2006.)

16(a)	(1)	Limited Powers of Attorney (Filed as Exhibit 16(a) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2004.)

	(2)	Limited Powers of Attorney (Filed as Exhibit 16(a)(2) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed on February 1, 2005.)

ITEM 24.                                           Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25.                                           Indemnification.

The Agreement and Declaration of Trust provides with regard to indemnification that:

(a)                                  The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust) by reason of the fact that he is or was a Trustee, employee of the Trustees performing the duties of the Trustees, or officer of

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the Trust or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the Trust, and, with respect to any criminal action or proceeding, and had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in, or not opposed to, the best interests of the Trust, and, with respect to any criminal action or proceedings that he had reasonable cause to believe that his conduct was unlawful.

(b)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that he is or was a Trustee or officer of the Trust or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Trust; except, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Trust, unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

(c)           To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsection (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

(d)           Except as provided in subsection (c), any indemnification under subsection (a) or (b) (unless ordered by a court) shall be made by the Trust only as permitted under any applicable provisions of Title I of ERISA, and as authorized in the specific case upon a determination that indemnification of a Trustee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in subsection (a) or (b).  Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of members who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion, or (3) by the Trust Participants.

(e)           Expenses (including attorneys’ fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustees or officer to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Trust as authorized in this Article; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

(f)            The indemnification shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of Trust Participants or disinterested members of the Trustees or otherwise, both as to action in his official capacity and as to action in any capacity while holding such office, and shall continue as to a person who has ceased to be a

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Trustee, employee or the Trustee performing the duties of the Trustees, or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(g)           The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee or officer of the Trust, or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, Trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Trust would have the power to indemnify him against such liability; provided, however, that the Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of ERISA.

(h)           Anything to the contrary in the foregoing subsections (a) through (g) notwithstanding, no Trustee or officer shall be indemnified against any liability to the Trust or its Participating Trusts to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and no Trustee, or officer shall be indemnified in any other case in which the Investment Company Act would restrict or prohibit such indemnification.

In addition, the Trust provides for indemnification of Participating Trusts and Trust Participants under the following conditions:

In case any Participating Trust or Trust Participant or former Participating Trust or Trust Participant shall be held to be personally liable solely by reason of his being or having been a Participating Trust or Trust Participant and not because of his acts or omissions or for some other reason, the Participating Trust or Trust Participant or former Participating Trust or Trust Participant (or its successor, in the case of the Participating Trust, or his heirs, executors, administrators or other legal representatives in the case of the Trust Participant) shall be entitled out of the Trust to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust shall, upon request by the Participating Trust or Trust Participant, assume the defense of any claim made against any Participating Trust or Trust Participant for any act or obligation of the Trust and satisfy any judgment thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.               Business and Other Connections of Investment Adviser.

See, “Investment Managers” in the Prospectus and “Investment Managers” in the Statement of Additional Information for a description of the investment managers.

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The following are, for each investment manager, the directors and officers who are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee and a description of such business, profession, vocation or employment of a substantial nature and, if engaged in the capacity of director, officer, employee, partner or trustee, the name and principal business address of the company with which the person specified is so connected and the nature of such connection:

7

RETIREMENT SYSTEM INVESTORS INC.:

William Dannecker	Director	- Chairman of the Board of Directors, Retirement System Group Inc. 150 East 42nd Street New York, New York 10017

- Director and President, Retirement System Consultants Inc. 150 East 42nd Street New York, New York 10017

- Director and Registered Principal, Retirement System Distributors Inc. 150 East 42nd Street New York, New York 10017

- Chairman, President and Chief Executive Officer, RSGroup Trust Company 135 Marginal Way, No. 610 Portland, Maine 04104

- President, RSI Retirement Trust 150 East 42nd Street New York, New York 10017

- Director RSG Insurance Agency Inc. 150 East 42nd Street New York, New York 10017

Stephen P. Pollak	Executive Vice President, Secretary and Director	- Executive Vice President, Counsel, Secretary and Director, Retirement System Group Inc. 150 East 42nd Street New York, New York 10017

- President and Director, RSG Insurance Agency Inc. 150 East 42nd Street New York, New York 10017

- Executive Vice President, Counsel, Secretary and Director, Retirement System Consultants Inc. 150 East 42nd Street New York, New York 10017

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- Executive Vice President, Counsel, Secretary and Director, Retirement System Distributors Inc. 150 East 42nd Street New York, New York 10017

- Executive Vice President, Counsel, Secretary and Chief Compliance Officer, RSI Retirement Trust 150 East 42nd Street New York, New York 10017

- Executive Vice President, Counsel, Secretary and Director, RSGroup Trust Company 135 Marginal Way, No. 610 Portland, Maine 04104

Veronica A. Fisher	Treasurer	- Vice President and Treasurer Retirement System Group Inc. 150 East 42nd Street New York, New York 10017

- Treasurer, Retirement System Consultants Inc. 150 East 42nd Street New York, New York 10017

- Treasurer, Retirement System Distributors Inc. 150 East 42nd Street New York, New York 10017

- Treasurer, RSG Insurance Agency Inc. 150 East 42nd Street New York, New York 10017

- Treasurer, RSGroup Trust Company 135 Marginal Way, No. 610 Portland, Maine 04104

- Vice President and Assistant Treasurer, RSI Retirement Trust 150 East 42nd Street New York, New York 10017

9

BATTERYMARCH FINANCIAL MANAGEMENT, INC.:

The address of each person listed below is 200 Clarendon Street, Boston, MA 02116.

Name	Positions with Manager	Other Business, Profession, Vocation, Employment

Peter L. Bain	Director	- Senior Executive Vice President, Legg Mason, Inc.

- Non-Employee Director, Barrett Associates, Inc.

- Non-Employee Director, Bartlett & Co., LLC

- Non-Employee Director, Berkshire Asset Management Inc.

- Non-Employee Director, Brandywine Global Investment Management, LLC

- Non-Employee Director, ClearBridge Advisors, LLC

- Non-Employee Director, ClearBridge Asset Management, Inc.

- Non-Employee Director, Fairfield Group, Inc.

- Non-Employee Director, Gray, Seifert & Company, LLC

- Non-Employee Director, Legg Mason & Co., LLC

- Non-Employee Director, Legg Mason Asset Management (Asia) Pte. Ltd.

- Non-Employee Director, Legg Mason Capital Management, Inc.

- Non-Employee Director, Legg Mason Charitable Foundation, Inc.

- Non-Employee Director, Legg Mason Funding Corp.

- Non-Employee Director, Legg Mason Funds Management, Inc.

10

- Non-Employee Director, Legg Mason Holdings Limited

- Non-Employee Director, Legg Mason Marketing Company, LLC

- Non-Employee Director, Legg Mason Partners Fund Advisor, LLC

- Non-Employee Director, Legg Mason Properties, Inc.

- Non-Employee Director, Legg Mason Real Estate Investors, Inc.

- Non-Employee Director, Legg Mason Real Estate Security Advisors, Inc.

- Non-Employee Director, Legg Mason Investment Counsel & Trust Co, N.A.

- Non-Employee Director, Legg Mason & Co., LLC

- Non-Employee Director, PCM Holdings I, Inc.

- Non-Employee Director, PCM Holdings II, Inc.

- Non-Employee Director, Permal Group Ltd.

- Non-Employee Director, Royce & Associates, LLC

- Non-Employee Director, Smith Barney Fund Management, LLC

- Non-Employee Director, TIMCO Asset Management, Inc.

- Non-Employee Director, Western Asset Management Company

- Non-Employee Director, Western Asset Management Company Pty Ltd.

11

- Non-Employee Director, Legg Mason & Co., LLC

- Non-Employee Director, Western Asset Management Company Ltd.

- Non-Employee Director, Western Asset Management (UK) Holdings Ltd.

Timothy C. Scheve	Director	- Senior Executive Vice President, Legg Mason, Inc.

- Non-Employee Director, Bartlett & Co., LLC

- Non-Employee Director, Batterymarch Financial Management, Inc.

- Non-Employee Director, Berkshire Asset Management, Inc.

- Non-Employee Director, BMML, Inc.

- Non-Employee Director, Brandywine Global Investment Management, LLC

- Non-Employee Director, ClearBridge Advisors, LLC

- Non-Employee Director, ClearBridge Asset Management, Inc.

- Non-Employee Director, Howard Weil Mortgage Corporation

- Non-Employee Director, Legg Mason & Co., LLC

- Non-Employee Director, Legg Mason Asset Management (Australia)Ltd.

- Non-Employee Director, Legg Mason Asset Management (Japan) Co., Ltd.

12

- Non-Employee Director, Legg Mason Canada, Inc.

- Non-Employee Director, Legg Mason Canada Holdings Ltd.

- Non-Employee Director, Legg Mason Capital Management, Inc.

- Non-Employee Director, Legg Mason Commercial Real Estate Services, Inc.

- Non-Employee Director, Legg Mason Fund Adviser, Inc.

- Non-Employee Director, Legg Mason Funds Management, Inc.

- Non-Employee Director, Legg Mason Fund Services, Inc.

- Non-Employee Director, Legg Mason Holdings (Australia) Pty Ltd.

- Non-Employee Director, Legg Mason Holdings Ltd.

- Non-Employee Director, Legg Mason (UK) Holdings PLC

- Non-Employee Director, Legg Mason Investor Services, LLC

- Non-Employee Director, Legg Mason International Equities (Singapore) Pte. Ltd.

- Non-Employee Director, Legg Mason International Equities (Hong Kong) Ltd.

- Non-Employee Director, Legg Mason International Equities Ltd.

- Non-Employee Director, Legg Mason Investments (Hong Kong) Ltd.

13

- Non-Employee Director, Legg Mason Investments (Taiwan) Holdings Ltd.

- Non-Employee Director, Legg Mason Investments (Taiwan) Ltd.

- Non-Employee Director, Legg Mason Marketing Company, LLC

- Non-Employee Director, Legg Mason Partners Fund Advisor, LLC

- Non-Employee Director, Legg Mason Properties, Inc.

- Non-Employee Director, Legg Mason Realty Capital, Inc.

- Non-Employee Director, Legg Mason Realty Group, Inc.

- Non-Employee Director, Legg Mason Realty Partners, Inc.

- Non-Employee Director, Legg Mason Securities (Japan) Co., Ltd.

- Non-Employee Director, Legg Mason Technology Services, Inc.

- Non-Employee Director, Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna

- Non-Employee Director, Legg Mason Tower, Inc.

- Non-Employee Director, Legg Mason Zarzadzanie Aktywami Spolka Akcyjna

- Non-Employee Director, LM Fund Services, Inc.

- Non-Employee Director, LM Holdings Ltd.

14

- Non-Employee Director, LMRC II, Inc.

- Non-Employee Director, LMRC Properties, Inc.

- Non-Employee Director, 3040692 Nova Scotia Company

- Non-Employee Director, Legg Mason & Co., LLC

- Non-Employee Director, PCM Holdings I, Inc.

- Non-Employee Director, PCM Holdings II, Inc.

- Non-Employee Director, Smith Barney Fund Management, LLC

- Non-Employee Director, TIMCO Asset Management, Inc.

- Non-Employee Director, Western Asset Management Company

- Non-Employee Director, Western Asset Management Company Ltd.

- Non-Employee Director, Western Asset Management Ltd.

- Non-Employee Director, Western Asset Management (UK) Holdings Ltd.

DEPRINCE, RACE AND ZOLLO, INC.:

No directors or officers are or have been engaged in any other business, profession, vocation, or employment during the past two years.

JULIUS BAER INVESTMENT MANAGEMENT LLC:

No directors or officers are or have been engaged in any other business, profession, vocation, or employment during the past two years.

15

LSV ASSET MANAGEMENT:

The address of each person listed below is 1 North Wacker Drive, Chicago, IL 60606.

Josef Lakonishok	Partner, Chief Executive Officer	- Professor of Finance, College of Commerce and Business University of Illinois

Robert Vishny	Partner	- Former Professor of Finance, University of Chicago

NEUBERGER BERMAN MANAGEMENT INC.:

No directors or officers are or have been engaged in any other business, profession, vocation, or employment during the past two years.

NORTHERN TRUST INVESTMENTS, N.A.:

The address of each person listed below is 50 South LaSalle Street, Chicago, IL  60675.

Name	Positions with Manager	Other Business, Profession, Vocation Employment

Carl P. Beckman	Treasurer	-Senior Vice President, The Northern Trust Company

Orie L Dudley, Jr.	Executive Vice President/ Chief Investment Officer/Director	- Executive Vice President and Chief Investment Officer, The Northern Trust Corporation

- Executive Vice President and Chief Investment Officer, The Northern Trust Company

Mark C. Gosset	Chief Operating Officer/ Director	- Senior Vice President The Northern Trust Company

Lyle Logan	Director	- Executive Vice President The Northern Trust Company

Frederick H. Waddell	Director	- Executive Vice President, The Northern Trust Company

16

Jana R. Schreuder	President, WWOT	- Executive Vice President The Northern Trust Company

Lloyd A. Wennlund	Executive Vice President/ Director	- Executive Vice President, The Northern Trust Company

Terence J. Toth	Chairman/ President, NTGI Director	- President, The Northern Trust Company

- Northern Trust Global Advisors, Inc.

Barry R. Sagraves	Director/chief Executive Officer	- Senior Vice President, The Northern Trust Company

Michael A. Vardas	Director	- Senior Vice President, The Northern Trust Company

Susan J. Hill	Chief Compliance Officer	- Senior Vice President, The Northern Trust Company

RCM CAPITAL MANAGEMENT LLC:

The address of each person listed below is Four Embarcadero Center, San Francisco, CA  94111.

Name	Positions with Manager	Other Business, Profession, Vocation Employment

Udo Frank	Chairman of the Board, Chief Executive Officer	- Director, Allianz Global Investors Fund

- Trustee, Allianz Funds

Robert J. Goldstein	Chief Operating Officer, General Counsel	- Director, Caywood-Scholl Capital Management LLC

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SHAY ASSETS MANAGEMENT, INC

The address of each person listed below is 230 West Monroe Street, Suite 2810, Chicago, IL 60606

Name	Positions with Manager	Other Business, Profession, Vocation Employment

Rodger D. Shay, Sr.	Chairman	- Chairman and Director, Shay Investment Services, Inc.

- Chairman and Director, Shay Financial Services, Inc.

- Vice President and Assistant Secretary, AMF Large Cap Equity Institutional Fund, Inc.

- Chairman and Trustee, Asset Management Fund

Rodger D. Shay, Jr.	President	- President and Chief Executive Officer, Shay Financial Services, Inc.

- Director, Family Financial Holdings, LLC

- Director, First Financial Bank and Trust

- Trustee and President Asset Management Fund

ITEM 27.                                           Principal Underwriters.

(a)                                  Retirement System Distributors Inc. acts as a principal underwriter for RSI Retirement Trust.

(b)                                 The following information is furnished with respect to the officers and directors of Retirement System Distributors Inc., 150 East 42nd Street, New York, New York 10017, Registrant’s principal underwriter:

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Name	Position and Offices with Principal Underwriter	Position and Offices with Registrant

William Dannecker	Director	President

Andrew J. Walker	President	None

Stephen P. Pollak	Executive Vice President, Counsel, Secretary and Director	Executive Vice President, Counsel, Secretary and Chief Compliance Officer

Veronica A. Fisher	Vice President and Treasurer	Vice President and Assistant Treasurer

(c)           None.

ITEM 28.                                           Location of Accounts and Records.

The physical possession of each account, book or other document of the Registrant, will be maintained by the Registrant, or Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231.

ITEM 29.                                           Management Services.

Retirement System Consultants Inc.

150 East 42nd Street – 27th Floor

New York, New York  10017.

ITEM 30.                                           Undertakings.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York, on the 30th day of January 2006.

RSI RETIREMENT TRUST

By:	/s/ William Dannecker*
William Dannecker,
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, in the capacities and on the dates indicated.

Signature	Title	Date
/s/ William Dannecker*	President	January 30, 2007
William Dannecker	(Principal Executive Officer)

/s/ William J. Pieper*	Senior Vice President and	January 30, 2007
William J. Pieper	Treasurer (Principal Financial and Accounting Officer)

/s/ Herbert G. Chorbajian*	Trustee	January 30, 2007
Herbert G. Chorbajian

/s/ Thomas F. Collins*	Trustee	January 30, 2007
Thomas F. Collins

/s/ Candace Cox*	Trustee	January 30, 2007
Candace Cox

/s/ James P. Cronin*	Trustee	January 30, 2007
James P. Cronin

/s/ Joseph R. Ficalora*	Trustee	January 30, 2007
Joseph R. Ficalora

/s/ Joseph L. Mancino*	Trustee	January 30, 2007
Joseph L. Mancino

/s/ William A. McKenna*	Trustee	January 30, 2007
William A. McKenna

/s/ Raymond L. Willis*	Trustee	January 30, 2007
Raymond L. Willis

/s/ Stephen P. Pollak	As attorney in fact	January 30, 2007
Stephen P. Pollak

* Signs this document pursuant to powers of attorney.

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INDEX TO EXHIBITS

Exhibit 99.4.b.7	DePrince, Race & Zollo, Inc. Investment Sub-Advisory Agreement

Exhibit 99.4.b.8	LSV Asset Management Investment Sub-Advisory Agreement

Exhibit 99.8.d	Amendment No. 1 to Service Agreement

Exhibit - 99.10.e	Consent of Anchin, Block & Anchin LLP

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